UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:

811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)

 (Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsTechnical Opportunities Fund

As of 10-31-14 (Unaudited)
	Shares	Value
Common stocks 94.4%		$857,212,430
(Cost $737,422,317)
Consumer discretionary 6.7%		60,377,588
Automobiles 0.5%
Tesla Motors, Inc. (I)(L)	20,035	4,842,463
Hotels, restaurants and leisure 0.4%
Fiesta Restaurant Group, Inc. (I)	56,655	3,124,523
Internet and catalog retail 2.4%
Ctrip.com International, Ltd., ADR (I)	88,970	5,186,951
Expedia, Inc.	74,827	6,358,050
HSN, Inc.	66,258	4,377,666
TripAdvisor, Inc. (I)	61,966	5,493,906
Media 0.7%
CyberAgent, Inc.	171,511	6,678,993
Multiline retail 0.6%
Nordstrom, Inc.	74,103	5,380,619
Textiles, apparel and luxury goods 2.1%
ANTA Sports Products, Ltd.	4,105,545	8,058,309
Asics Corp.	287,094	6,722,858
Vince Holding Corp. (I)	118,495	4,153,250
Consumer staples 7.5%		68,427,455
Beverages 1.0%
Monster Beverage Corp. (I)	92,732	9,354,804
Food and staples retailing 0.5%
Seven & I Holdings Company, Ltd.	118,482	4,627,445
Food products 5.7%
Keurig Green Mountain, Inc.	197,203	29,925,555
Mead Johnson Nutrition Company	53,455	5,308,616
Sanderson Farms, Inc. (L)	76,106	6,391,382
The WhiteWave Foods Company, Class A (I)	178,094	6,630,440
Tyson Foods, Inc., Class A	89,924	3,628,433
Personal products 0.3%
Kao Corp.	65,671	2,560,780
Energy 0.9%		8,412,955
Oil, gas and consumable fuels 0.9%
Tesoro Corp.	117,812	8,412,955
Health care 48.0%		435,899,989
Biotechnology 19.3%
Actelion, Ltd. (I)	66,384	7,906,012
Agios Pharmaceuticals, Inc. (I)(L)	139,695	11,738,571
Alexion Pharmaceuticals, Inc. (I)	35,026	6,702,575
Alnylam Pharmaceuticals, Inc. (I)	114,519	10,620,492
Anacor Pharmaceuticals, Inc. (I)	138,884	4,084,578
Biogen Idec, Inc. (I)	39,273	12,609,775
BioMarin Pharmaceutical, Inc. (I)	53,594	4,421,505
Bluebird Bio, Inc. (I)	65,463	2,748,791
Celgene Corp. (I)	111,918	11,985,299
Cubist Pharmaceuticals, Inc. (I)	67,161	4,855,069
Dyax Corp. (I)	173,400	2,144,958

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)	86,060	$9,638,720
Incyte Corp. (I)	165,373	11,089,913
Isis Pharmaceuticals, Inc. (I)(L)	203,270	9,362,616
Medivation, Inc. (I)	78,955	8,345,544
Puma Biotechnology, Inc. (I)	48,899	12,254,089
Receptos, Inc. (I)	97,333	10,088,565
Regeneron Pharmaceuticals, Inc. (I)	45,613	17,958,750
Ultragenyx Pharmaceutical, Inc. (I)(L)	40,491	1,903,482
Vertex Pharmaceuticals, Inc. (I)	134,263	15,123,384
Health care equipment and supplies 0.8%
Cantel Medical Corp.	79,909	3,388,142
Natus Medical, Inc. (I)	117,600	3,998,400
Health care providers and services 9.1%
Community Health Systems, Inc. (I)	154,348	8,484,510
HCA Holdings, Inc. (I)	218,067	15,275,593
Health Net, Inc. (I)	216,356	10,279,074
Humana, Inc.	78,432	10,890,283
LifePoint Hospitals, Inc. (I)	202,185	14,152,950
Tenet Healthcare Corp. (I)	204,742	11,475,789
Universal Health Services, Inc., Class B	113,463	11,767,248
Life sciences tools and services 1.8%
Illumina, Inc. (I)	84,060	16,188,275
Pharmaceuticals 17.0%
Actavis PLC (I)	82,072	19,922,157
Allergan, Inc.	48,491	9,216,199
Astellas Pharma, Inc.	221,810	3,442,599
AVANIR Pharmaceuticals, Inc., Class A (I)	352,451	4,560,716
Bristol-Myers Squibb Company	162,227	9,439,989
Eli Lilly & Company	221,089	14,664,833
Hikma Pharmaceuticals PLC	148,152	4,493,522
Jazz Pharmaceuticals PLC (I)	135,446	22,868,703
Merck & Company, Inc.	157,068	9,100,520
Mylan, Inc. (I)	172,228	9,222,809
Novo Nordisk A/S, Class B	182,227	8,237,156
Ono Pharmaceutical Company, Ltd.	92,648	9,352,298
Pacira Pharmaceuticals, Inc. (I)	56,324	5,227,994
Salix Pharmaceuticals, Ltd. (I)	171,481	24,667,542
Industrials 6.1%		55,701,182
Aerospace and defense 0.8%
Raytheon Company	60,616	6,296,790
Teledyne Technologies, Inc. (I)	8,500	880,855
Air freight and logistics 1.5%
FedEx Corp.	81,946	13,717,760
Airlines 1.6%
JetBlue Airways Corp. (I)(L)	538,348	6,212,536
United Continental Holdings, Inc. (I)	153,483	8,105,437
Electrical equipment 1.0%
Hubbell, Inc., Class B	61,310	6,953,167
Nidec Corp.	40,439	2,671,911

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

			Shares	Value
Industrials (continued)
Machinery 0.4%
	SMC Corp.		12,826	$3,637,881
Professional services 0.2%
	Trinet Group, Inc. (I)		50,000	1,496,000
Road and rail 0.6%
	Knight Transportation, Inc.		195,791	5,728,845
Information technology 25.2%				228,393,261
Communications equipment 2.1%
	F5 Networks, Inc. (I)		85,742	10,544,551
	Palo Alto Networks, Inc. (I)		82,993	8,772,360
Electronic equipment, instruments and components 0.5%
	Methode Electronics, Inc.		127,495	5,020,753
Internet software and services 5.2%
	Akamai Technologies, Inc. (I)		171,060	10,314,918
	Baidu, Inc., ADR (I)		30,316	7,238,551
	Facebook, Inc., Class A (I)		181,056	13,577,389
	LinkedIn Corp., Class A (I)		29,424	6,736,919
	LogMeIn, Inc. (I)		70,608	3,392,714
	Tencent Holdings, Ltd.		344,724	5,540,495
IT services 1.9%
	EPAM Systems, Inc. (I)		36,991	1,765,950
	Fidelity National Information Services, Inc.		108,418	6,330,527
	FleetCor Technologies, Inc. (I)		24,988	3,762,193
	Science Applications International Corp.		107,868	5,275,824
Semiconductors and semiconductor equipment 4.2%
	First Solar, Inc. (I)		40,100	2,361,890
	Lam Research Corp.		78,376	6,102,355
	Mellanox Technologies, Ltd. (I)(L)		102,687	4,599,351
	Micron Technology, Inc. (I)		316,781	10,482,283
	NXP Semiconductor NV (I)		80,996	5,561,185
	SunEdison, Inc. (I)		319,235	6,228,275
	SunPower Corp. (I)(L)		74,872	2,383,924
Software 6.2%
	Activision Blizzard, Inc.		506,373	10,102,141
	Adobe Systems, Inc. (I)		91,073	6,386,039
	Fortinet, Inc. (I)		274,373	7,147,417
	Microsoft Corp.		212,303	9,967,626
	Open Text Corp. (L)		61,388	3,383,707
	Salesforce.com, Inc. (I)		99,616	6,374,428
	ServiceNow, Inc. (I)		99,030	6,727,108
	Sundaytoz Corp. (I)		180,145	3,391,320
	Synchronoss Technologies, Inc. (I)		54,179	2,799,429
	TubeMogul, Inc. (I)(L)		3,227	50,148
Technology hardware, storage and peripherals 5.1%
	Apple, Inc.		342,017	36,937,836
	Western Digital Corp.		92,850	9,133,655
	Yield (%)		Shares	Value
Securities lending collateral 3.6%				$32,431,299
(Cost $32,427,417)
John Hancock Collateral Investment Trust (W)	0.1171 (Y	)	3,241,023	32,431,299

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Par value	Value
Short-term investments 4.3%		$38,900,000
(Cost $38,900,000)
Repurchase agreement 4.3%		38,900,000
Bank of America Tri-Party Repurchase Agreement dated 10-31-14 at 0.090% to be repurchased at $38,900,292 on 11-3-14, collateralized by $39,660,000 Federal Home Loan Bank 0.180% - 0.200% due 7-16-15 to 8-19-15 (valued at $39,680,726, including interest)	38,900,000	38,900,000
Total investments (Cost $808,749,734)† 102.3%		$928,543,729
Other assets and liabilities, net (2.3%)		($20,904,029)
Total net assets 100.0%		$907,639,700

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 10-31-14. Total value of securities on loan at 10-31-14 was $32,372,395.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-14.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $814,626,658. Net unrealized appreciation aggregated $113,917,071, of which $117,476,868 related to appreciated investment securities and $3,559,797 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$60,377,588	$38,917,428	$21,460,160	—
Consumer staples	68,427,455	61,239,230	7,188,225	—
Energy	8,412,955	8,412,955	—	—
Health care	435,899,989	402,468,402	33,431,587	—
Industrials	55,701,182	49,391,390	6,309,792	—
Information technology	228,393,261	219,461,446	8,931,815	—
Securities lending collateral	32,431,299	32,431,299	—	—
Short-term investments	38,900,000	—	38,900,000	—
Total Investments in Securities	$928,543,729	$812,322,150	$116,221,579	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q1	10/14
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		12/14

John Hancock

Global Income Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsGlobal Income Fund

As of 10-31-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 53.6%					$314,288,155
(Cost $314,956,526)
Argentina 0.1%					663,668
YPF SA (S)	8.750	04-04-24		642,000	663,668
Austria 0.1%					519,180
ESAL GmbH (S)	6.250	02-05-23		509,000	519,180
Azerbaijan 0.4%					2,125,526
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		1,631,000	1,619,746
State Oil Company of the Azerbaijan Republic	5.450	02-09-17		484,000	505,780
Barbados 0.1%					368,880
Columbus International, Inc. (S)	7.375	03-30-21		348,000	368,880
Canada 1.9%					11,145,740
Bombardier, Inc. (S)	6.000	10-15-22		1,355,000	1,391,416
Cascades, Inc. (S)	5.500	07-15-22		845,000	833,381
Cascades, Inc.	7.875	01-15-20		600,000	627,000
MEG Energy Corp. (S)	6.500	03-15-21		1,300,000	1,287,000
MEG Energy Corp. (S)	7.000	03-31-24		500,000	502,500
Mercer International, Inc.	9.500	12-01-17		1,045,000	1,097,250
Norbord, Inc. (S)	5.375	12-01-20		1,640,000	1,611,300
NOVA Chemicals Corp. (S)	5.000	05-01-25		450,000	464,063
Quebecor Media, Inc.	5.750	01-15-23		1,275,000	1,313,250
Trinidad Drilling, Ltd. (S)	7.875	01-15-19		1,979,000	2,018,580
Cayman Islands 0.3%					1,950,521
Grupo Aval, Ltd. (S)	4.750	09-26-22		82,000	81,934
Offshore Group Investment, Ltd.	7.125	04-01-23		2,265,000	1,868,587
Chile 1.6%					9,568,600
Banco del Estado de Chile (S)	3.875	02-08-22		164,000	166,063
Cencosud SA (S)	4.875	01-20-23		18,000	17,974
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22		2,844,000	2,744,872
Corporacion Nacional del Cobre de Chile	3.750	11-04-20		860,000	885,204
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42		637,000	581,728
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23		999,000	1,056,268
Corporacion Nacional del Cobre de Chile (S)	4.875	11-04-44		608,000	598,542
Corporacion Nacional del Cobre de Chile (S)	6.150	10-24-36		255,000	299,106
Corporacion Nacional del Cobre de Chile	6.150	10-24-36		2,361,000	2,769,366
Corporacion Nacional del Cobre de Chile	7.500	01-15-19		197,000	237,477
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02-11-20		200,000	212,000
China 0.1%					688,014
Kaisa Group Holdings, Ltd. (S)	8.875	03-19-18		150,000	151,500
Sinopec Group Overseas Development 2012, Ltd.	3.900	05-17-22		525,000	536,514
France 0.6%					3,606,563
Albea Beauty Holdings SA (S)	8.375	11-01-19		465,000	495,225
Numericable Group SA (S)	6.000	05-15-22		1,110,000	1,134,975
Numericable Group SA (S)	6.250	05-15-24		630,000	648,113
SPCM SA (S)	6.000	01-15-22		1,265,000	1,328,250
Germany 0.4%					2,079,716
CeramTec Group GmbH	8.250	08-15-21	EUR	1,275,000	1,714,403
Unitymedia KabelBW GmbH (S)	6.125	01-15-25		350,000	365,313

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Hong Kong 0.9%					$5,314,530
CITIC, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875	04-15-16		150,000	156,750
CITIC, Ltd. (8.625% to 11-22-18, then 5 year CMT + 7.816%) (Q)	8.625	11-22-18		200,000	228,000
MCE Finance, Ltd. (S)	5.000	02-15-21		300,000	295,500
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20		2,234,000	2,381,638
Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20		2,113,000	2,252,642
India 0.1%					549,760
Vedanta Resources PLC (S)	6.000	01-31-19		368,000	375,360
Vedanta Resources PLC (S)	8.250	06-07-21		160,000	174,400
Indonesia 0.1%					660,088
Perusahaan Gas Negara Persero Tbk PT (S)	5.125	05-16-24		70,000	71,838
Perusahaan Listrik Negara PT	5.250	10-24-42		650,000	588,250
Ireland 0.5%					2,776,457
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	425,000	519,413
Ardagh Packaging Finance PLC (S)	6.000	06-30-21		675,000	665,719
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22		1,215,000	1,245,375
Vimpel Communications (S)	7.748	02-02-21		340,000	345,950
Italy 0.2%					1,240,313
Telecom Italia SpA (S)	5.303	05-30-24		1,225,000	1,240,313
Kazakhstan 2.2%					12,983,471
KazMunayGas National Company (S)	4.400	04-30-23		652,000	640,264
KazMunayGas National Company (S)	4.875	05-07-25		426,000	423,410
KazMunayGas National Company (S)	5.750	04-30-43		421,000	409,423
KazMunayGas National Company (S)	6.375	04-09-21		433,000	475,218
KazMunayGas National Company	6.375	04-09-21		2,369,000	2,599,978
KazMunayGas National Company (S)	7.000	05-05-20		325,000	366,113
KazMunayGas National Company	7.000	05-05-20		2,053,000	2,312,705
KazMunayGas National Company (S)	9.125	07-02-18		1,856,000	2,194,720
KazMunayGas National Company	11.750	01-23-15		3,079,000	3,142,520
Zhaikmunai LLP (S)	7.125	11-13-19		403,000	419,120
Luxembourg 2.9%					16,853,013
Altice SA (S)	7.750	05-15-22		1,265,000	1,325,088
APERAM (S)	7.750	04-01-18		1,190,000	1,231,650
ArcelorMittal	6.750	02-25-22		1,585,000	1,759,509
ArcelorMittal	7.500	10-15-39		1,045,000	1,115,538
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		595,000	608,393
Cosan Luxembourg SA (S)	5.000	03-14-23		657,000	632,363
INEOS Group Holdings SA (S)	5.875	02-15-19		2,295,000	2,292,131
Mallinckrodt International Finance SA (S)	5.750	08-01-22		1,120,000	1,173,200
Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR	950,000	1,270,851
Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR	850,000	1,078,492
Trinseo Materials Operating SCA	8.750	02-01-19		2,612,000	2,762,190
Wind Acquisition Finance SA (S)	4.000	07-15-20	EUR	240,000	296,245
Wind Acquisition Finance SA (S)	6.500	04-30-20		1,055,000	1,097,200
Wind Acquisition Finance SA (S)	7.375	04-23-21		215,000	210,163
Mexico 0.2%					973,775
Cemex SAB de CV (S)	7.250	01-15-21		200,000	215,750
Cemex SAB de CV (S)	9.500	06-15-18		400,000	446,800
Comision Federal de Electricidad (S)	4.875	01-15-24		295,000	311,225

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Morocco 0.1%					$589,510
OCP SA (S)	5.625	04-25-24		562,000	589,510
Netherlands 1.1%					6,481,579
CIMPOR Financial Operations BV (S)	5.750	07-17-24		579,000	556,709
Constellium NV (S)	5.750	05-15-24		865,000	856,350
Indosat Palapa Company BV	7.375	07-29-20		200,000	212,500
Intergas Finance BV	6.375	05-14-17		158,000	168,270
Listrindo Capital BV (S)	6.950	02-21-19		201,000	214,065
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19		625,000	646,875
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22		260,000	274,950
Sensata Technologies BV (S)	5.625	11-01-24		830,000	876,169
UPC Holding BV	6.375	09-15-22	EUR	1,200,000	1,623,000
VimpelCom Holdings BV (S)	5.200	02-13-19		300,000	291,441
VTR Finance BV (S)	6.875	01-15-24		725,000	761,250
Peru 0.1%					430,513
Cementos Pacasmayo SAA (S)	4.500	02-08-23		225,000	214,313
Inkia Energy, Ltd. (S)	8.375	04-04-21		200,000	216,200
Singapore 0.1%					691,050
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		680,000	691,050
South Africa 0.2%					1,101,004
Eskom Holdings SOC, Ltd. (S)	6.750	08-06-23		1,023,000	1,101,004
South Korea 0.1%					600,600
Magnachip Semiconductor Corp.	6.625	07-15-21		660,000	600,600
Thailand 0.0%					208,321
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875	06-18-19		205,000	208,321
Turkey 0.1%					697,756
Turk Telekomunikasyon AS (S)	4.875	06-19-24		703,000	697,756
United Kingdom 1.2%					6,717,129
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	750,000	1,217,772
Boparan Finance PLC	5.500	07-15-21	GBP	1,000,000	1,447,729
Premier Foods Finance PLC	6.500	03-15-21	GBP	700,000	1,006,871
R&R PLC, PIK	9.250	05-15-18	EUR	1,100,000	1,390,182
Vedanta Resources PLC	6.750	06-07-16		150,000	156,975
Virgin Media Finance PLC (S)	6.000	10-15-24		1,440,000	1,497,600
United States 35.0%					205,412,984
Access Midstream Partners LP	4.875	05-15-23		875,000	914,375
Access Midstream Partners LP	4.875	03-15-24		525,000	548,625
ACCO Brands Corp.	6.750	04-30-20		2,242,000	2,382,125
AECOM Technology Corp. (S)	5.750	10-15-22		1,430,000	1,497,925
AES Corp.	4.875	05-15-23		1,300,000	1,296,750
Aircastle, Ltd.	6.750	04-15-17		725,000	775,750
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20		1,080,000	1,112,400
Alcoa, Inc.	5.125	10-01-24		650,000	685,935
Allegiant Travel Company	5.500	07-15-19		525,000	536,813
AMC Entertainment, Inc.	5.875	02-15-22		1,895,000	1,932,900
American Builders & Contractors Supply Company, Inc. (S)	5.625	04-15-21		950,000	961,875
Arch Coal, Inc.	7.250	06-15-21		1,620,000	599,400
Artesyn Escrow, Inc. (S)	9.750	10-15-20		1,030,000	1,024,850

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Big Heart Pet Brands	7.625	02-15-19	1,445,000	$1,448,613
BMC Software Finance, Inc. (S)	8.125	07-15-21	1,060,000	1,014,950
Bonanza Creek Energy, Inc.	5.750	02-01-23	450,000	429,750
Bonanza Creek Energy, Inc.	6.750	04-15-21	1,710,000	1,714,275
Building Materials Corp. of America (S)	5.375	11-15-24	620,000	621,550
Cablevision Systems Corp.	5.875	09-15-22	2,955,000	3,006,713
Cablevision Systems Corp.	8.000	04-15-20	890,000	1,019,050
Calpine Corp.	5.750	01-15-25	2,255,000	2,283,188
Calumet Specialty Products Partners LP (S)	6.500	04-15-21	775,000	751,750
Calumet Specialty Products Partners LP	9.625	08-01-20	1,015,000	1,113,963
CBS Outdoor Americas Capital LLC (S)	5.250	02-15-22	1,190,000	1,228,675
CCO Holdings LLC	5.125	02-15-23	500,000	498,750
CCO Holdings LLC	6.625	01-31-22	1,630,000	1,731,875
Cemex Finance LLC (S)	9.375	10-12-22	275,000	316,938
CenturyLink, Inc.	5.800	03-15-22	530,000	561,800
CenturyLink, Inc.	6.750	12-01-23	515,000	571,650
CenturyLink, Inc.	7.650	03-15-42	735,000	733,163
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	2,065,000	2,015,956
Chemtura Corp.	5.750	07-15-21	2,935,000	2,927,663
Chesapeake Energy Corp.	5.750	03-15-23	2,015,000	2,206,425
Chiquita Brands International, Inc.	7.875	02-01-21	2,067,000	2,268,533
Choice Hotels International, Inc.	5.750	07-01-22	465,000	501,038
Chrysler Group LLC	8.250	06-15-21	1,605,000	1,793,588
Cincinnati Bell, Inc.	8.375	10-15-20	850,000	911,625
CIT Group, Inc.	5.000	08-15-22	830,000	868,388
CIT Group, Inc.	5.250	03-15-18	790,000	833,450
Clean Harbors, Inc.	5.250	08-01-20	1,115,000	1,145,663
Cleaver-Brooks, Inc. (S)	8.750	12-15-19	1,171,000	1,273,463
Cloud Peak Energy Resources LLC	6.375	03-15-24	1,250,000	1,225,000
Cloud Peak Energy Resources LLC	8.500	12-15-19	1,060,000	1,105,050
Community Health Systems, Inc.	6.875	02-01-22	945,000	1,018,238
Community Health Systems, Inc.	8.000	11-15-19	1,160,000	1,252,800
CONSOL Energy, Inc.	8.250	04-01-20	1,675,000	1,767,125
CyrusOne LP	6.375	11-15-22	1,775,000	1,868,188
DaVita Healthcare Partners, Inc.	5.125	07-15-24	1,520,000	1,550,400
Denbury Resources, Inc.	5.500	05-01-22	1,780,000	1,753,300
DISH DBS Corp.	5.000	03-15-23	4,755,000	4,737,169
Dynegy Finance I, Inc. (S)	6.750	11-01-19	1,275,000	1,319,625
Dynegy Finance I, Inc. (S)	7.625	11-01-24	795,000	842,700
EP Energy LLC	9.375	05-01-20	1,150,000	1,256,375
Erickson, Inc.	8.250	05-01-20	889,000	840,105
First Data Corp. (S)	6.750	11-01-20	484,000	517,880
First Data Corp.	12.625	01-15-21	1,100,000	1,328,250
Frontier Communications Corp.	6.250	09-15-21	1,245,000	1,286,241
Frontier Communications Corp.	9.000	08-15-31	1,629,000	1,767,465
FTS International, Inc. (S)	6.250	05-01-22	1,425,000	1,346,625
Gannett Company, Inc.	6.375	10-15-23	1,435,000	1,542,625
GenOn Energy, Inc.	9.500	10-15-18	4,010,000	4,180,425
Graphic Packaging International, Inc.	4.875	11-15-22	355,000	356,775
Gray Television, Inc.	7.500	10-01-20	1,975,000	2,066,344
Griffon Corp.	5.250	03-01-22	2,470,000	2,377,375
Guitar Center, Inc. (S)	9.625	04-15-20	695,000	509,956

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Halcon Resources Corp.	9.750	07-15-20	1,870,000	$1,560,281
HCA Holdings, Inc.	7.750	05-15-21	985,000	1,061,338
HCA, Inc.	4.250	10-15-19	1,505,000	1,529,456
HCA, Inc.	5.875	03-15-22	1,070,000	1,174,325
HealthSouth Corp.	5.750	11-01-24	1,025,000	1,076,250
Hilton Worldwide Finance LLC (S)	5.625	10-15-21	1,085,000	1,143,319
HJ Heinz Company	4.250	10-15-20	1,055,000	1,065,339
Hologic, Inc.	6.250	08-01-20	1,200,000	1,261,500
Hornbeck Offshore Services, Inc.	5.000	03-01-21	765,000	680,850
Hornbeck Offshore Services, Inc.	5.875	04-01-20	550,000	517,000
Hot Topic, Inc. (S)	9.250	06-15-21	1,500,000	1,612,500
Huntsman International LLC (S)	5.125	11-15-22	595,000	598,719
IASIS Healthcare LLC	8.375	05-15-19	1,425,000	1,503,375
International Lease Finance Corp.	8.250	12-15-20	750,000	900,000
Isle of Capri Casinos, Inc.	5.875	03-15-21	2,145,000	2,198,625
JC Penney Company, Inc.	5.650	06-01-20	483,000	397,268
Kinetic Concepts, Inc.	10.500	11-01-18	1,105,000	1,218,263
Kinetic Concepts, Inc.	12.500	11-01-19	1,125,000	1,240,313
Kodiak Oil & Gas Corp.	5.500	01-15-21	845,000	857,675
Landry's, Inc. (S)	9.375	05-01-20	1,540,000	1,645,875
Laredo Petroleum, Inc.	5.625	01-15-22	715,000	704,275
Laredo Petroleum, Inc.	7.375	05-01-22	830,000	863,200
Lennar Corp.	4.750	11-15-22	1,350,000	1,336,500
Level 3 Escrow II, Inc. (S)	5.375	08-15-22	370,000	376,475
Level 3 Financing, Inc.	7.000	06-01-20	1,565,000	1,670,638
Levi Strauss & Company	6.875	05-01-22	2,310,000	2,512,125
LifePoint Hospitals, Inc.	5.500	12-01-21	2,150,000	2,252,125
Linn Energy LLC	6.500	09-15-21	690,000	631,350
Linn Energy LLC	7.750	02-01-21	1,740,000	1,705,200
Louisiana-Pacific Corp.	7.500	06-01-20	895,000	957,650
MasTec, Inc.	4.875	03-15-23	2,595,000	2,478,225
Media General Financing Sub, Inc. (S)	5.875	11-15-22	985,000	992,388
Mediacom Broadband LLC	5.500	04-15-21	460,000	468,050
Mediacom LLC	7.250	02-15-22	1,735,000	1,873,800
MGM Resorts International	6.625	12-15-21	2,360,000	2,584,200
Midstates Petroleum Company, Inc.	10.750	10-01-20	1,510,000	1,343,900
MPG Holdco I, Inc. (S)	7.375	10-15-22	1,200,000	1,260,000
NCR Corp.	5.000	07-15-22	1,775,000	1,766,125
Nexstar Broadcasting, Inc.	6.875	11-15-20	1,975,000	2,049,063
NRG Energy, Inc.	6.250	07-15-22	2,355,000	2,466,863
Nuance Communications, Inc. (S)	5.375	08-15-20	1,250,000	1,256,250
Oasis Petroleum, Inc.	6.875	03-15-22	1,250,000	1,300,000
Oasis Petroleum, Inc.	7.250	02-01-19	720,000	741,600
Outerwall, Inc.	6.000	03-15-19	1,480,000	1,461,500
Pacific Drilling SA (S)	5.375	06-01-20	1,810,000	1,618,819
Parker Drilling Company	6.750	07-15-22	1,955,000	1,779,050
Peabody Energy Corp.	6.250	11-15-21	2,865,000	2,712,797
Petco Holdings Inc., PIK (S)	8.500	10-15-17	1,115,000	1,120,575
Pinnacle Entertainment, Inc.	6.375	08-01-21	2,185,000	2,337,950
Post Holdings, Inc.	7.375	02-15-22	2,165,000	2,213,713
Prestige Brands, Inc. (S)	5.375	12-15-21	620,000	599,850
Prospect Medical Holdings, Inc. (S)	8.375	05-01-19	720,000	770,400

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Provident Funding Associates LP (S)	6.750	06-15-21	500,000	$498,750
Provident Funding Associates LP (S)	10.125	02-15-19	820,000	876,375
QEP Resources, Inc.	5.375	10-01-22	1,870,000	1,841,950
Quiksilver, Inc. (S)	7.875	08-01-18	1,095,000	999,188
Quiksilver, Inc.	10.000	08-01-20	515,000	301,275
Rayonier AM Products, Inc. (S)	5.500	06-01-24	1,885,000	1,781,325
Reynolds Group Issuer, Inc.	8.250	02-15-21	2,220,000	2,386,500
RHP Hotel Properties LP	5.000	04-15-21	1,735,000	1,726,325
RJS Power Holdings LLC (S)	5.125	07-15-19	1,345,000	1,341,638
RSI Home Products, Inc. (S)	6.875	03-01-18	975,000	1,018,875
RSP Permian, Inc. (S)	6.625	10-01-22	415,000	413,880
Sabine Pass Liquefaction LLC	5.625	02-01-21	1,190,000	1,246,525
Samson Investment Company	9.750	02-15-20	2,070,000	1,500,750
SandRidge Energy, Inc.	7.500	03-15-21	2,185,000	1,944,650
Signode Industrial Group Lux SA (S)	6.375	05-01-22	920,000	892,400
Sinclair Television Group, Inc. (S)	5.625	08-01-24	565,000	559,350
Sinclair Television Group, Inc.	6.125	10-01-22	2,745,000	2,841,075
Smithfield Foods, Inc.	6.625	08-15-22	1,025,000	1,117,250
Spectrum Brands, Inc.	6.375	11-15-20	1,330,000	1,409,800
Sprint Capital Corp.	8.750	03-15-32	3,855,000	4,307,963
T-Mobile USA, Inc.	6.500	01-15-24	815,000	853,713
T-Mobile USA, Inc.	6.731	04-28-22	2,785,000	2,945,138
Tenet Healthcare Corp.	6.000	10-01-20	755,000	811,625
Tenet Healthcare Corp.	8.125	04-01-22	1,050,000	1,203,563
Tesoro Logistics LP	5.875	10-01-20	622,000	635,995
Tesoro Logistics LP	6.125	10-15-21	1,160,000	1,191,900
The Bon-Ton Department Stores, Inc.	8.000	06-15-21	590,000	513,300
The Goodyear Tire & Rubber Company	6.500	03-01-21	1,320,000	1,412,400
The Sun Products Corp. (S)	7.750	03-15-21	1,765,000	1,306,100
The William Carter Company	5.250	08-15-21	1,125,000	1,158,750
Venoco, Inc.	8.875	02-15-19	1,290,000	1,070,700
WESCO Distribution, Inc.	5.375	12-15-21	655,000	658,275
Windstream Corp.	7.500	04-01-23	2,228,000	2,339,400
Xerium Technologies, Inc.	8.875	06-15-18	930,000	981,150
Venezuela 2.5%				14,746,866
Petroleos de Venezuela SA	5.250	04-12-17	2,795,500	1,853,417
Petroleos de Venezuela SA	6.000	05-16-24	3,629,713	1,867,124
Petroleos de Venezuela SA	6.000	11-15-26	388,149	189,805
Petroleos de Venezuela SA	8.500	11-02-17	9,496,500	7,192,649
Petroleos de Venezuela SA	9.000	11-17-21	4,235,748	2,700,289
Petroleos de Venezuela SA	9.750	05-17-35	1,545,589	943,582
Virgin Islands, British 0.4%				2,543,028
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04-29-19	933,000	946,987
Sinopec Capital 2013, Ltd. (S)	3.125	04-24-23	658,000	627,812
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42	371,000	393,008
Sinopec Group Overseas Development 2014, Ltd. (S)	4.375	04-10-24	551,000	575,221

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 39.5%					$231,675,359
(Cost $233,013,837)
Argentina 2.4%					13,944,688
Republic of Argentina
Bond (H)	6.000	03-31-23		931,000	986,860
Bond	7.000	10-03-15		6,842,522	6,431,971
Bond	7.000	04-17-17		7,353,078	6,525,857
Azerbaijan 0.3%					2,045,015
Republic of Azerbaijan Bond (S)	4.750	03-18-24		1,964,000	2,045,015
Brazil 1.4%					8,049,785
Brazil Minas SPE	5.333	02-15-28		200,000	201,000
Federative Republic of Brazil
Bond	2.625	01-05-23		3,202,000	2,945,840
Bond	4.250	01-07-25		2,637,000	2,679,192
Bond	7.125	01-20-37		1,757,000	2,218,213
Bond	8.250	01-20-34		4,000	5,540
Colombia 2.0%					11,536,974
Bogota Distrito Capital Bond	9.750	07-26-28	COP	2,728,000,000	1,601,001
Republic of Colombia
Bond	4.000	02-26-24		3,421,000	3,523,630
Bond	7.375	09-18-37		1,828,000	2,463,230
Bond	7.750	04-14-21	COP	633,000,000	334,821
Bond	8.125	05-21-24		450,000	601,875
Bond	9.850	06-28-27	COP	510,000,000	317,204
Bond	10.375	01-28-33		391,000	614,848
Bond	11.750	02-25-20		1,109,000	1,588,643
Bond	12.000	10-22-15	COP	954,000,000	491,722
Costa Rica 1.2%					7,091,405
Republic of Costa Rica
Bond	4.250	01-26-23		6,077,000	5,773,150
Bond (S)	4.375	04-30-25		909,000	845,370
Bond (S)	7.000	04-04-44		458,000	472,885
Croatia 0.8%					4,459,244
Republic of Croatia
Bond	5.500	04-04-23		1,225,000	1,282,428
Bond (S)	6.000	01-26-24		334,000	361,138
Bond	6.250	04-27-17		1,450,000	1,552,863
Bond (S)	6.375	03-24-21		116,000	127,455
Bond	6.750	11-05-19		1,024,000	1,135,360
Dominican Republic 2.2%					12,726,895
Government of Dominican Republic
Bond (S)	5.875	04-18-24		1,930,000	2,036,150
Bond	6.600	01-28-24		3,213,000	3,558,398
Bond (S)	7.450	04-30-44		647,000	723,023
Bond	7.500	05-06-21		5,029,000	5,720,488
Bond	9.040	01-23-18		631,960	688,836

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
El Salvador 1.0%					$5,776,518
Republic of El Salvador
Bond	5.875	01-30-25		1,043,000	1,040,393
Bond (S)	6.375	01-18-27		674,000	690,850
Bond	7.650	06-15-35		1,995,000	2,174,550
Bond	7.750	01-24-23		1,135,000	1,288,225
Bond	8.250	04-10-32		500,000	582,500
Gabon 0.1%					653,950
Republic of Gabon Bond	8.200	12-12-17		580,000	653,950
Ghana 0.1%					726,707
Republic of Ghana
Bond (S)	8.125	01-18-26		360,000	361,800
Bond	8.500	10-04-17		345,000	364,907
Honduras 0.5%					2,764,709
Republic of Honduras
Bond	7.500	03-15-24		635,000	684,213
Note	8.750	12-16-20		1,827,000	2,080,496
Hungary 0.4%					2,399,659
Republic of Hungary
Bond	4.125	02-19-18		390,000	402,769
Bond	4.375	07-04-17	EUR	442,000	592,787
Bond	5.000	03-30-16	GBP	104,000	171,906
Bond	5.375	03-25-24		88,000	94,169
Bond	6.000	01-11-19	EUR	331,000	477,530
Bond	6.375	03-29-21		582,000	660,498
Indonesia 3.2%					18,825,763
Republic of Indonesia
Bond (S)	3.375	04-15-23		2,922,000	2,797,815
Bond	3.750	04-25-22		1,864,000	1,854,680
Bond	4.875	05-05-21		1,631,000	1,743,131
Bond	6.625	02-17-37		1,443,000	1,684,703
Bond	6.875	03-09-17		874,000	969,091
Bond	7.000	05-15-22	IDR	2,000,000,000	155,978
Bond	7.750	01-17-38		2,912,000	3,832,920
Bond	8.500	10-12-35		755,000	1,053,225
Bond (S)	11.625	03-04-19		1,555,000	2,083,700
Bond	11.625	03-04-19		1,978,000	2,650,520
Iraq 0.4%					2,123,295
Republic of Iraq Bond	5.800	01-15-28		2,406,000	2,123,295
Ivory Coast 0.8%					4,739,132
Republic of Ivory Coast
Bond (S)	5.375	07-23-24		1,516,000	1,463,243
Bond (P)	5.750	12-31-32		3,394,000	3,275,889
Jamaica 0.3%					1,714,275
Government of Jamaica Bond	7.625	07-09-25		1,604,000	1,714,275

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Kenya 0.2%					$1,470,765
Republic of Kenya Bond (S)	6.875	06-24-24		1,381,000	1,470,765
Lithuania 0.2%					1,238,740
Republic of Lithuania Bond	6.625	02-01-22		1,028,000	1,238,740
Mexico 2.6%					15,164,033
Government of Mexico
Bond	4.000	10-02-23		1,920,000	2,009,280
Bond	4.750	03-08-44		554,000	562,587
Bond	5.550	01-21-45		1,430,000	1,626,625
Bond	6.050	01-11-40		5,486,000	6,638,060
Bond	6.250	06-16-16	MXN	1,029,000	79,613
Bond	8.000	12-07-23	MXN	25,809,000	2,199,286
Bond	9.500	12-18-14	MXN	3,120,000	233,392
Bond	10.000	12-05-24	MXN	18,699,000	1,815,190
Morocco 0.2%					1,447,706
Kingdom of Morocco Bond (S)	4.250	12-11-22		1,428,000	1,447,706
Mozambique 0.0%					233,708
EMATUM / Republic of Mozambique Bond	6.305	09-11-20		234,000	233,708
Nigeria 0.4%					2,275,666
Federal Republic of Nigeria
Bond (S)	6.375	07-12-23		526,000	557,560
Bond	6.750	01-28-21		1,589,000	1,718,106
Panama 1.2%					7,222,822
Republic of Panama
Bond	5.200	01-30-20		1,431,000	1,581,255
Bond	6.700	01-26-36		1,067,000	1,341,753
Bond	7.125	01-29-26		101,000	129,533
Bond	8.125	04-28-34		472,000	641,920
Bond	8.875	09-30-27		1,155,000	1,654,538
Bond	9.375	04-01-29		1,243,000	1,873,823
Paraguay 0.2%					1,182,201
Republic of Paraguay
(S)	6.100	08-11-44		465,000	498,131
Bond	4.625	01-25-23		670,000	684,070
Peru 1.0%					5,764,195
Republic of Peru
Bond	7.350	07-21-25		2,136,000	2,824,860
Bond	8.750	11-21-33		1,918,000	2,939,335
Philippines 0.8%					4,945,554
Republic of Philippines
Bond	7.750	01-14-31		2,090,000	2,967,800
Bond	9.500	02-02-30		1,239,000	1,977,754
Poland 0.1%					333,754
Republic of Poland Bond	5.000	03-23-22		297,000	333,754

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Romania 1.1%					$6,306,890
Government of Romania
Bond	4.375	08-22-23		458,000	476,893
Bond (S)	4.875	01-22-24		443,000	477,333
Bond	6.750	02-07-22		4,468,000	5,352,664
Russia 4.0%					23,605,486
Government of Russia
Bond	4.875	09-16-23		1,400,000	1,402,030
Bond	6.800	12-11-19	RUB	14,550,000	297,696
Bond	7.000	08-16-23	RUB	133,100,000	2,604,115
Bond	7.500	02-27-19	RUB	16,760,000	357,332
Bond (P)	7.500	03-31-30		14,971,659	16,985,198
Bond	12.750	06-24-28		1,189,000	1,959,115
Serbia 0.6%					3,457,117
Republic of Serbia
Bond	5.875	12-03-18		1,121,000	1,187,565
Bond	7.250	09-28-21		588,000	675,906
Note	4.875	02-25-20		613,000	622,195
Note (S)	5.875	12-03-18		917,000	971,451
Slovenia 0.6%					3,759,036
Republic of Slovenia
Bond (S)	5.250	02-18-24		2,003,000	2,156,991
Bond	5.850	05-10-23		1,428,000	1,602,045
South Africa 1.4%					8,474,013
Republic of South Africa
Bond	4.665	01-17-24		2,007,000	2,087,280
Bond	5.875	05-30-22		486,000	549,180
Bond	5.875	09-16-25		3,452,000	3,900,760
Bond	6.875	05-27-19		1,686,000	1,936,793
Trinidad And Tobago 0.3%					1,562,048
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24		1,443,000	1,562,048
Turkey 3.1%					18,052,175
Republic of Turkey
Bond	3.250	03-23-23		2,338,000	2,181,120
Bond	5.750	03-22-24		225,000	248,468
Bond	6.000	01-14-41		406,000	449,929
Bond	6.250	09-26-22		2,642,000	2,998,670
Bond	6.625	02-17-45		256,000	306,637
Bond	6.750	04-03-18		454,000	507,345
Bond	7.000	09-26-16		416,000	454,788
Bond	7.000	06-05-20		1,225,000	1,425,288
Bond	7.250	03-15-15		871,000	889,378
Bond	7.375	02-05-25		4,461,000	5,513,573
Bond	7.500	07-14-17		396,000	445,500
Bond	7.500	11-07-19		2,233,000	2,631,479
Ukraine 1.3%					7,510,549
Republic of Ukraine
Bond	4.950	10-13-15	EUR	762,000	861,989
Bond	6.250	06-17-16		202,000	179,780
Bond	6.580	11-21-16		2,756,000	2,425,831

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

	Rate (%)	Maturity date	Par value^		Value
Ukraine (continued)
Bond	6.750	11-14-17		193,000	$168,393
Bond (S)	6.875	09-23-15		657,000	601,286
Bond	9.250	07-24-17		3,597,000	3,273,270
Uruguay 0.9%					5,338,842
Republic of Uruguay
Bond	4.500	08-14-24		1,284,426	1,355,069
Bond	5.100	06-18-50		4,018,193	3,983,773
Venezuela 2.0%					11,815,151
Republic of Venezuela
Bond	5.750	02-26-16		4,737,000	4,026,450
Bond	6.000	12-09-20		1,109,500	662,926
Bond	7.750	10-13-19		3,488,300	2,258,674
Bond	8.250	10-13-24		583,600	352,494
Bond	9.000	05-07-23		689,000	442,683
Bond	11.750	10-21-26		1,183,900	867,799
Bond	11.950	08-05-31		3,499,100	2,545,595
Bond	13.625	08-15-18		810,000	658,530
Vietnam 0.2%					936,894
Socialist Republic of Vietnam Bond	6.875	01-15-16		887,000	936,894
Convertible bonds 0.5%					$2,606,993
(Cost $2,666,014)
Bermuda 0.1%					272,880
Energy XXI Bermuda, Ltd. (S)	3.000	12-15-18		384,000	272,880
United States 0.4%					2,334,113
Altra Industrial Motion Corp.	2.750	03-01-31		113,000	142,663
Ciena Corp.	0.875	06-15-17		115,000	111,334
Ciena Corp. (S)	4.000	03-15-15		219,000	227,349
Hornbeck Offshore Services, Inc.	1.500	09-01-19		250,000	238,438
Intel Corp.	2.950	12-15-35		149,000	190,534
Jarden Corp. (S)	1.125	03-15-34		110,000	117,563
Nuance Communications, Inc.	2.750	11-01-31		10,000	9,756
RTI International Metals, Inc.	1.625	10-15-19		18,000	17,224
RTI International Metals, Inc.	3.000	12-01-15		257,000	262,622
Sandisk Corp.	0.500	07-15-20		250,000	294,375
ServiceNow, Inc. (S)(Z)	0.033	11-01-18		118,000	134,004
Stone Energy Corp.	1.750	03-01-17		209,000	193,586
The Greenbrier Companies, Inc.	3.500	04-01-18		44,000	77,550
The Ryland Group, Inc.	0.250	06-01-19		348,000	317,115
Structured notes (K) 0.4%					$2,351,698
(Cost $2,746,697)
Indonesia 0.4%					2,351,698
Republic of Indonesia (Deutsche Bank AG) Note (S)	7.000	05-17-22	IDR	30,200,000,000	2,351,698
Term loans (M) 2.9%					$16,934,632
(Cost $17,474,217)
Germany 0.2%					1,019,200
Styrolution Group GmbH (T)	TBD	10-02-19	1,040,000		1,019,200

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%)	Maturity date	Par value^	Value
United Kingdom 0.1%				$713,545
Micro Focus US, Inc. (T)	TBD	10-07-21	740,000	713,545
United States 2.6%				15,201,887
Albertson's Holdings LLC	4.500	08-25-21	2,225,000	2,223,763
Arch Coal, Inc.	6.250	05-16-18	622,260	547,367
Del Monte Foods, Inc.	8.250	08-18-21	1,095,000	985,500
Dell International LLC	4.500	04-29-20	2,685,668	2,688,109
Gates Global LLC	4.250	07-05-21	1,000,000	987,321
Hostess Brands, Inc.	6.750	04-09-20	1,249,324	1,272,748
La Quinta Intermediate Holdings LLC	4.000	04-14-21	1,398,650	1,385,101
Texas Competitive Electric Holdings Company LLC	4.647	10-10-17	3,988,940	2,900,290
Tribune Media Company	4.000	12-27-20	2,229,805	2,211,688
Asset backed securities 0.5%				$3,089,456
(Cost $3,075,838)
United States 0.5%				3,089,456
Brazil Loan Trust 1
Senior Secured Pass-Through Notes (S)	5.477	07-24-23	2,749,805	2,859,797
Senior Secured Pass-Through Notes	5.477	07-24-23	222,000	229,659
			Shares	Value
Common stocks 0.1%				$717,991
(Cost $1,874,746)
United Kingdom 0.0%				51,256
Subsea 7 SA			4,768	51,256
United States 0.1%				666,735
Comtech Telecommunications Corp.			6,741	256,630
EME Reorganization Trust			1,794,196	233,245
General Maritime Corp. (I)			816	8
NRG Energy, Inc.			5,899	176,852
			Shares	Value
Preferred securities 0.0%				$241,695
(Cost $270,994)
United States 0.0%				241,695
SandRidge Energy, Inc., 8.500%			2,620	241,695
		Yield (%)	Shares	Value
Short-term investments 2.0%				$11,903,785
(Cost $11,903,785)
Money market funds 2.0%				11,903,785
State Street Institutional Liquid Reserves Fund		0.0785%(Y	) 11,903,785	11,903,785
Total investments (Cost $587,982,654)† 99.5%				$583,809,764
Other assets and liabilities, net 0.5%				$3,055,977
Total net assets 100.0%				$586,865,741

SEE NOTES TO FUND'S INVESTMENTS13

Global Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^	All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $121,407,116 or 20.7% of the fund's net assets as of 10-31-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-14.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $592,796,508. Net unrealized depreciation aggregated $8,986,744, of which $11,299,277 related to appreciated investment securities and $20,286,021 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 10-31-14:

Foreign government obligations	39.5%
Energy	14.4%
Consumer discretionary	11.5%
Materials	7.3%
Telecommunication services	5.2%
Industrials	4.5%
Consumer staples	4.2%
Health care	3.6%
Utilities	3.3%
Information technology	2.1%
Financials	1.9%
Short-term investments and other	2.5%
Total	100.0%

14SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$314,288,155	—	$314,288,155	—
Foreign government obligations	231,675,359	—	231,675,359	—
Convertible bonds	2,606,993	—	2,606,993	—
Structured notes	2,351,698	—	2,351,698	—
Term loans	16,934,632	—	16,934,632	—
Asset backed securities	3,089,456	—	3,089,456	—
Common stocks	717,991	$717,983	—	$8
Preferred securities	241,695	—	241,695	—
Short-term investments	11,903,785	11,903,785	—	—
Total Investments in Securities	$583,809,764	$12,621,768	$571,187,988	$8
Other Financial Instruments
Forward Foreign Currency Contracts	$84,508	—	$84,508	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at October 31, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	272,644	USD	343,749	Citibank N.A.	11/28/2014	—	($2,036)	($2,036)
GBP	27,500	USD	44,588	Citibank N.A.	11/28/2014	—	(605)	(605)
USD	10,444,431	EUR	8,286,975	Citibank N.A.	11/28/2014	$58,081	—	58,081
USD	3,991,419	GBP	2,477,429	Citibank N.A.	11/28/2014	29,068	—	29,068
						$87,149	($2,641)	$84,508

Currency abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q1	10/14
This report is for the information of the shareholders of John Hancock Global Income Fund.		12/14

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsShort Duration Credit Opportunities Fund

As of 10-31-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 44.0%				$655,343,214
(Cost $648,945,780)
Consumer discretionary 6.7%				100,032,866
Auto components 0.1%
MPG Holdco I, Inc. (S)	7.375	10-15-22	815,000	855,700
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22	200,000	211,500
The Goodyear Tire & Rubber Company	6.500	03-01-21	750,000	802,500
Auto manufacturers 0.0%
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19	420,000	434,700
Automobiles 0.7%
Chrysler Group LLC	8.250	06-15-21	990,000	1,106,325
Ford Motor Credit Company LLC	4.250	09-20-22	5,475,000	5,747,507
Hyundai Capital America (S)	4.000	06-08-17	600,000	635,410
Hyundai Capital Services, Inc. (S)	4.375	07-27-16	3,125,000	3,287,391
Hotels, restaurants and leisure 0.8%
Hilton Worldwide Finance LLC (S)	5.625	10-15-21	625,000	658,594
Isle of Capri Casinos, Inc.	5.875	03-15-21	1,480,000	1,517,000
Landry's, Inc. (S)	9.375	05-01-20	1,275,000	1,362,656
Marriott International, Inc.	3.000	03-01-19	3,250,000	3,336,860
MCE Finance, Ltd. (S)	5.000	02-15-21	283,000	278,755
MGM Resorts International	6.625	12-15-21	1,540,000	1,686,300
Pinnacle Entertainment, Inc.	6.375	08-01-21	1,425,000	1,524,750
RHP Hotel Properties LP	5.000	04-15-21	1,345,000	1,338,275
Household durables 0.3%
Lennar Corp.	4.750	11-15-22	905,000	895,950
Newell Rubbermaid, Inc.	4.000	06-15-22	3,200,000	3,342,090
RSI Home Products, Inc. (S)	6.875	03-01-18	385,000	402,325
Media 3.5%
21st Century Fox America, Inc.	6.650	11-15-37	2,150,000	2,779,013
Altice SA (S)	7.750	05-15-22	885,000	927,038
AMC Entertainment, Inc.	5.875	02-15-22	1,193,000	1,216,860
Cablevision Systems Corp.	5.875	09-15-22	2,085,000	2,121,488
Cablevision Systems Corp.	8.000	04-15-20	440,000	503,800
CBS Corp.	4.850	07-01-42	3,650,000	3,641,251
CBS Outdoor Americas Capital LLC (S)	5.250	02-15-22	730,000	753,725
CCO Holdings LLC	5.125	02-15-23	500,000	498,750
CCO Holdings LLC	6.625	01-31-22	695,000	738,438
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	1,600,000	1,562,000
Comcast Corp.	4.250	01-15-33	4,200,000	4,274,365
DIRECTV Holdings LLC	6.000	08-15-40	3,100,000	3,487,565
Discovery Communications LLC	3.300	05-15-22	3,750,000	3,741,225
DISH DBS Corp.	5.000	03-15-23	3,310,000	3,297,588
Gannett Company, Inc.	6.375	10-15-23	1,035,000	1,112,625
Gray Television, Inc.	7.500	10-01-20	1,410,000	1,475,213
Media General Financing Sub, Inc. (S)	5.875	11-15-22	660,000	664,950
Mediacom Broadband LLC	5.500	04-15-21	130,000	132,275
Mediacom LLC	7.250	02-15-22	925,000	999,000
Nexstar Broadcasting, Inc.	6.875	11-15-20	1,475,000	1,530,313
Numericable Group SA (S)	6.000	05-15-22	630,000	644,175
Numericable Group SA (S)	6.250	05-15-24	350,000	360,063
Omnicom Group, Inc.	3.625	05-01-22	3,925,000	4,020,739

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Quebecor Media, Inc.	5.750	01-15-23		1,125,000	$1,158,750
Sinclair Television Group, Inc. (S)	5.625	08-01-24		310,000	306,900
Sinclair Television Group, Inc.	6.125	10-01-22		1,710,000	1,769,850
The Interpublic Group of Companies, Inc.	4.000	03-15-22		3,250,000	3,308,997
Time Warner, Inc.	6.100	07-15-40		3,175,000	3,780,209
Unitymedia KabelBW GmbH (S)	6.125	01-15-25		225,000	234,844
VTR Finance BV (S)	6.875	01-15-24		440,000	462,000
Multiline retail 0.4%
JC Penney Company, Inc.	5.650	06-01-20		300,000	246,750
Macy's Retail Holdings, Inc.	3.875	01-15-22		4,400,000	4,587,704
Macy's Retail Holdings, Inc.	6.900	04-01-29		175,000	221,838
The Bon-Ton Department Stores, Inc.	8.000	06-15-21		325,000	282,750
Specialty retail 0.6%
Advance Auto Parts, Inc.	4.500	12-01-23		3,775,000	3,981,606
Guitar Center, Inc. (S)	9.625	04-15-20		355,000	260,481
Outerwall, Inc.	6.000	03-15-19		1,010,000	997,375
Petco Holdings Inc., PIK (S)	8.500	10-15-17		350,000	351,750
The TJX Companies, Inc.	2.750	06-15-21		4,000,000	3,995,444
Textiles, apparel and luxury goods 0.3%
Hot Topic, Inc. (S)	9.250	06-15-21		1,020,000	1,096,500
Levi Strauss & Company	6.875	05-01-22		1,595,000	1,734,563
Quiksilver, Inc. (S)	7.875	08-01-18		505,000	460,813
Quiksilver, Inc.	10.000	08-01-20		285,000	166,725
The William Carter Company	5.250	08-15-21		699,000	719,970
Consumer staples 2.4%					36,395,005
Beverages 0.3%
PepsiCo, Inc.	4.250	10-22-44		1,375,000	1,376,205
SABMiller Holdings, Inc. (S)	3.750	01-15-22		3,833,000	3,957,346
Food and staples retailing 0.7%
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	575,000	933,625
Boparan Finance PLC	5.500	07-15-21	GBP	700,000	1,013,410
CVS Pass-Through Trust	6.036	12-10-28		3,451,114	4,016,800
R&R PLC, PIK	9.250	05-15-18	EUR	850,000	1,074,232
The Kroger Company	5.150	08-01-43		3,250,000	3,533,241
Food products 0.7%
Big Heart Pet Brands	7.625	02-15-19		980,000	982,450
Chiquita Brands International, Inc.	7.875	02-01-21		1,165,000	1,278,588
ESAL GmbH (S)	6.250	02-05-23		500,000	510,000
HJ Heinz Company	4.250	10-15-20		510,000	514,998
Post Holdings, Inc.	7.375	02-15-22		1,480,000	1,513,300
Premier Foods Finance PLC	6.500	03-15-21	GBP	400,000	575,355
Smithfield Foods, Inc.	6.625	08-15-22		1,085,000	1,182,650
Tyson Foods, Inc.	3.950	08-15-24		3,950,000	4,026,918
Household products 0.2%
Reynolds Group Issuer, Inc.	8.250	02-15-21		1,505,000	1,617,875
Spectrum Brands, Inc.	6.375	11-15-20		656,000	695,360
The Sun Products Corp. (S)	7.750	03-15-21		1,030,000	762,200
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375	11-01-19		315,000	335,475

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Prestige Brands, Inc. (S)	5.375	12-15-21	465,000	$449,888
Tobacco 0.4%
Altria Group, Inc.	2.850	08-09-22	4,000,000	3,874,772
Philip Morris International, Inc.	1.125	08-21-17	2,175,000	2,170,317
Energy 7.4%				109,908,713
Energy equipment and services 0.6%
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02-11-20	200,000	212,000
Hornbeck Offshore Services, Inc.	5.000	03-01-21	550,000	489,500
Hornbeck Offshore Services, Inc.	5.875	04-01-20	310,000	291,400
Offshore Group Investment, Ltd.	7.125	04-01-23	1,135,000	936,375
Pacific Drilling SA (S)	5.375	06-01-20	960,000	858,600
Parker Drilling Company	6.750	07-15-22	1,220,000	1,110,200
Transocean, Inc.	6.375	12-15-21	3,275,000	3,424,831
Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,220,000	1,244,400
Oil, gas and consumable fuels 6.8%
Access Midstream Partners LP	4.875	05-15-23	440,000	459,800
Access Midstream Partners LP	4.875	03-15-24	260,000	271,700
Anadarko Petroleum Corp.	6.450	09-15-36	2,925,000	3,605,434
Apache Corp.	4.750	04-15-43	5,575,000	5,583,050
Arch Coal, Inc.	7.250	06-15-21	1,010,000	373,700
Atlas Pipeline Partners LP	4.750	11-15-21	565,000	563,588
Boardwalk Pipelines LP	3.375	02-01-23	4,100,000	3,815,964
Bonanza Creek Energy, Inc.	5.750	02-01-23	255,000	243,525
Bonanza Creek Energy, Inc.	6.750	04-15-21	1,025,000	1,027,563
BP Capital Markets PLC	2.750	05-10-23	4,900,000	4,666,143
Calumet Specialty Products Partners LP (S)	6.500	04-15-21	445,000	431,650
Calumet Specialty Products Partners LP	9.625	08-01-20	280,000	307,300
Chesapeake Energy Corp.	5.750	03-15-23	1,090,000	1,193,550
Cloud Peak Energy Resources LLC	6.375	03-15-24	1,105,000	1,082,900
Cloud Peak Energy Resources LLC	8.500	12-15-19	505,000	526,463
CONSOL Energy, Inc.	8.250	04-01-20	825,000	870,375
Continental Resources, Inc.	3.800	06-01-24	3,800,000	3,745,804
Cosan Luxembourg SA (S)	5.000	03-14-23	403,000	387,888
Denbury Resources, Inc.	5.500	05-01-22	845,000	832,325
El Paso Pipeline Partners Operating Company LLC	4.700	11-01-42	3,625,000	3,217,691
Enterprise Products Operating LLC	2.550	10-15-19	1,800,000	1,799,271
EP Energy LLC	6.875	05-01-19	385,000	400,400
EP Energy LLC	9.375	05-01-20	545,000	595,413
EQT Corp.	4.875	11-15-21	2,725,000	2,957,456
EQT Midstream Partners LP	4.000	08-01-24	750,000	746,057
FTS International, Inc. (S)	6.250	05-01-22	965,000	911,925
Halcon Resources Corp.	9.750	07-15-20	1,290,000	1,076,344
Intergas Finance BV	6.375	05-14-17	269,000	286,485
KazMunayGas National Company (S)	4.400	04-30-23	2,152,000	2,113,264
KazMunayGas National Company (S)	4.875	05-07-25	315,000	313,085
KazMunayGas National Company	5.750	04-30-43	2,760,000	2,684,100
KazMunayGas National Company (S)	6.375	04-09-21	200,000	219,500
KazMunayGas National Company	6.375	04-09-21	350,000	384,125
KazMunayGas National Company	7.000	05-05-20	521,000	586,907
KazMunayGas National Company (S)	9.125	07-02-18	1,876,000	2,218,370

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
KazMunayGas National Company	11.750	01-23-15	215,000	$219,435
Kinder Morgan Energy Partners LP	3.950	09-01-22	3,925,000	3,912,982
Kodiak Oil & Gas Corp.	5.500	01-15-21	550,000	558,250
Laredo Petroleum, Inc.	5.625	01-15-22	365,000	359,525
Laredo Petroleum, Inc.	7.375	05-01-22	400,000	416,000
Linn Energy LLC	6.500	09-15-21	390,000	356,850
Linn Energy LLC	7.750	02-01-21	965,000	945,700
Marathon Petroleum Corp.	6.500	03-01-41	3,225,000	3,874,583
MEG Energy Corp. (S)	6.500	03-15-21	695,000	688,050
MEG Energy Corp. (S)	7.000	03-31-24	220,000	221,100
Midstates Petroleum Company, Inc.	10.750	10-01-20	860,000	765,400
Oasis Petroleum, Inc.	6.875	03-15-22	400,000	416,000
Oasis Petroleum, Inc.	7.250	02-01-19	590,000	607,700
Peabody Energy Corp.	6.250	11-15-21	1,965,000	1,860,609
Pertamina Persero PT	6.000	05-03-42	200,000	200,000
Petroleos de Venezuela SA	5.000	10-28-15	457,199	406,747
Petroleos de Venezuela SA	5.250	04-12-17	2,928,800	1,941,794
Petroleos de Venezuela SA	6.000	05-16-24	9,182,645	4,723,553
Petroleos de Venezuela SA	6.000	11-15-26	804,525	393,413
Petroleos de Venezuela SA	8.500	11-02-17	5,390,700	4,082,916
Petroleos de Venezuela SA	9.000	11-17-21	1,860,211	1,185,885
Petroleos de Venezuela SA	9.750	05-17-35	1,143,492	698,102
Petroleos Mexicanos (S)	4.250	01-15-25	665,000	673,313
Phillips 66	4.300	04-01-22	2,200,000	2,357,590
Plains All American Pipeline LP	3.600	11-01-24	2,375,000	2,359,935
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875	06-18-19	336,000	341,443
QEP Resources, Inc.	5.375	10-01-22	960,000	945,600
RSP Permian, Inc. (S)	6.625	10-01-22	235,000	234,366
Sabine Pass Liquefaction LLC	5.625	02-01-21	590,000	618,025
Samson Investment Company	9.750	02-15-20	1,415,000	1,025,875
SandRidge Energy, Inc.	7.500	03-15-21	1,155,000	1,027,950
Sinopec Group Overseas Development 2012, Ltd.	3.900	05-17-22	200,000	204,386
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42	200,000	211,864
Sinopec Group Overseas Development 2014, Ltd. (S)	4.375	04-10-24	278,000	290,221
Spectra Energy Partners LP	4.750	03-15-24	3,300,000	3,575,134
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	2,026,000	2,012,021
State Oil Company of the Azerbaijan Republic	5.450	02-09-17	200,000	209,000
Tesoro Logistics LP	5.875	10-01-20	274,000	280,165
Tesoro Logistics LP	6.125	10-15-21	450,000	462,375
Venoco, Inc.	8.875	02-15-19	730,000	605,900
Williams Partners LP	4.500	11-15-23	3,750,000	3,938,655
YPF SA (S)	8.750	04-04-24	416,000	430,040
Zhaikmunai LP (S)	7.125	11-13-19	196,000	203,840
Financials 10.3%				153,122,464
Banks 5.9%
Bancolombia SA	5.125	09-11-22	112,000	114,240
Bank of America Corp.	3.300	01-11-23	6,625,000	6,565,978
Bank of America Corp.	4.200	08-26-24	1,725,000	1,736,608
Bank of America Corp.	6.050	05-16-16	3,530,000	3,779,292
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	1.450	09-08-17	2,050,000	2,041,001

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BPCE SA (S)	5.700	10-22-23	5,050,000	$5,422,993
CIT Group, Inc.	5.000	08-15-22	310,000	324,338
CIT Group, Inc.	5.250	03-15-18	520,000	548,600
Citigroup, Inc.	2.500	09-26-18	950,000	961,584
Citigroup, Inc.	4.050	07-30-22	7,400,000	7,610,034
Citigroup, Inc.	5.500	09-13-25	2,250,000	2,492,357
Grupo Aval, Ltd. (S)	4.750	09-26-22	30,000	29,976
HBOS PLC (S)	6.750	05-21-18	4,100,000	4,604,657
HSBC Holdings PLC	6.500	09-15-37	2,950,000	3,688,727
ING Bank NV (S)	2.500	10-01-19	3,600,000	3,621,748
Intesa Sanpaolo SpA	3.125	01-15-16	5,775,000	5,896,593
Mizuho Bank, Ltd. (S)	2.950	10-17-22	3,500,000	3,442,527
Mizuho Bank, Ltd. (S)	3.600	09-25-24	2,475,000	2,488,199
PNC Bank NA	2.700	11-01-22	3,000,000	2,880,561
Santander UK PLC (S)	5.000	11-07-23	3,600,000	3,815,921
Skandinaviska Enskilda Banken AB (S)	2.375	03-25-19	3,725,000	3,760,984
Societe Generale SA (S)	5.750	04-20-16	3,325,000	3,516,587
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	4,000,000	4,031,912
The PNC Financial Services Group, Inc.	3.900	04-29-24	4,155,000	4,208,878
The Royal Bank of Scotland Group PLC	6.000	12-19-23	3,475,000	3,738,617
Wells Fargo & Company	3.450	02-13-23	5,925,000	5,905,643
Capital markets 0.5%
Morgan Stanley	4.875	11-01-22	3,700,000	3,944,185
Nomura Holdings, Inc.	2.750	03-19-19	3,925,000	3,968,823
Consumer finance 0.7%
Capital One Bank USA NA	3.375	02-15-23	3,125,000	3,093,634
Capital One Financial Corp.	6.750	09-15-17	3,650,000	4,155,551
Synchrony Financial	3.750	08-15-21	3,100,000	3,162,118
Diversified financial services 1.3%
CIMPOR Financial Operations BV (S)	5.750	07-17-24	500,000	480,750
Countrywide Financial Corp.	6.250	05-15-16	1,325,000	1,423,446
Discover Bank	4.250	03-13-26	3,800,000	3,943,819
JPMorgan Chase & Company	3.250	09-23-22	3,500,000	3,503,476
Provident Funding Associates LP (S)	6.750	06-15-21	200,000	199,500
Provident Funding Associates LP (S)	10.125	02-15-19	350,000	374,063
Rabobank Nederland NV	3.950	11-09-22	5,750,000	5,842,748
Voya Financial, Inc.	2.900	02-15-18	3,275,000	3,367,103
Insurance 1.0%
Burlington Northern Santa Fe LLC	4.400	03-15-42	3,840,000	3,854,630
Genworth Holdings, Inc.	7.625	09-24-21	2,575,000	3,140,174
Marsh & McLennan Companies, Inc.	3.500	03-10-25	4,050,000	4,030,621
Reinsurance Group of America, Inc.	4.700	09-15-23	2,975,000	3,196,664
Real estate investment trusts 0.9%
Boston Properties LP	3.850	02-01-23	3,200,000	3,294,253
Corporate Office Properties LP	3.600	05-15-23	3,625,000	3,489,233
DDR Corp.	3.500	01-15-21	3,875,000	3,901,470
Kimco Realty Corp.	4.300	02-01-18	2,975,000	3,202,210
Real estate management and development 0.0%
Country Garden Holdings Company, Ltd.	11.125	02-23-18	210,000	224,438
Kaisa Group Holdings, Ltd. (S)	8.875	03-19-18	100,000	101,000

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Health care 2.4%				$35,527,082
Health care equipment and supplies 0.2%
Hologic, Inc.	6.250	08-01-20	695,000	730,619
Kinetic Concepts, Inc.	10.500	11-01-18	780,000	859,950
Kinetic Concepts, Inc.	12.500	11-01-19	575,000	633,938
Health care providers and services 1.7%
Community Health Systems, Inc.	6.875	02-01-22	495,000	533,363
Community Health Systems, Inc.	8.000	11-15-19	470,000	507,600
DaVita Healthcare Partners, Inc.	5.125	07-15-24	1,020,000	1,040,400
Express Scripts Holding Company	3.900	02-15-22	3,500,000	3,647,343
HCA Holdings, Inc.	7.750	05-15-21	440,000	474,100
HCA, Inc.	4.250	10-15-19	935,000	950,194
HCA, Inc.	7.500	02-15-22	400,000	464,500
HealthSouth Corp.	5.750	11-01-24	510,000	535,500
Humana, Inc.	4.625	12-01-42	4,075,000	4,049,217
IASIS Healthcare LLC	8.375	05-15-19	965,000	1,018,075
LifePoint Hospitals, Inc.	5.500	12-01-21	1,345,000	1,408,888
McKesson Corp.	3.796	03-15-24	3,925,000	3,988,785
Prospect Medical Holdings, Inc. (S)	8.375	05-01-19	410,000	438,700
Tenet Healthcare Corp.	6.000	10-01-20	330,000	354,750
Tenet Healthcare Corp.	8.125	04-01-22	455,000	521,544
UnitedHealth Group, Inc.	4.625	11-15-41	1,300,000	1,364,246
UnitedHealth Group, Inc.	5.800	03-15-36	3,755,000	4,596,300
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300	02-01-17	3,950,000	3,945,339
Pharmaceuticals 0.2%
Actavis Funding SCS (S)	3.850	06-15-24	1,925,000	1,872,806
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	755,000	773,875
Mallinckrodt International Finance SA (S)	5.750	08-01-22	780,000	817,050
Industrials 4.0%				60,043,102
Aerospace and defense 0.7%
Bombardier, Inc. (S)	6.000	10-15-22	850,000	872,844
Erickson, Inc.	8.250	05-01-20	504,000	476,280
L-3 Communications Corp.	4.750	07-15-20	1,700,000	1,848,390
Northrop Grumman Corp.	1.750	06-01-18	3,100,000	3,086,806
Textron, Inc.	3.650	03-01-21	3,700,000	3,800,344
Air freight and logistics 0.2%
FedEx Corp.	5.100	01-15-44	3,150,000	3,471,372
Airlines 0.2%
Allegiant Travel Company	5.500	07-15-19	475,000	485,688
Aviation Capital Group Corp. (S)	6.750	04-06-21	2,925,000	3,334,500
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750	12-15-19	520,000	565,500
Griffon Corp.	5.250	03-01-22	1,880,000	1,809,500
Owens Corning	7.000	12-01-36	1,600,000	1,913,658
Commercial services and supplies 0.4%
ACCO Brands Corp.	6.750	04-30-20	1,541,000	1,637,313
Clean Harbors, Inc.	5.250	08-01-20	460,000	472,650
Pitney Bowes, Inc.	4.625	03-15-24	3,900,000	3,979,853
Construction and engineering 0.1%
AECOM Technology Corp. (S)	5.750	10-15-22	695,000	728,013

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc.	4.875	03-15-23		1,375,000	$1,313,125
Electrical equipment 0.4%
ABB Finance USA, Inc.	2.875	05-08-22		3,375,000	3,365,884
Artesyn Escrow, Inc. (S)	9.750	10-15-20		625,000	621,875
CeramTec Group GmbH	8.250	08-15-21	EUR	800,000	1,075,704
Sensata Technologies BV (S)	5.625	11-01-24		515,000	543,647
Industrial conglomerates 0.0%
CITIC Pacific, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875	04-15-16		100,000	104,500
CITIC, Ltd. (P)(Q)	8.625	11-22-18		200,000	228,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22		190,740	199,800
Machinery 0.2%
Trinseo Materials Operating SCA	8.750	02-01-19		1,816,000	1,920,420
Xerium Technologies, Inc.	8.875	06-15-18		550,000	580,250
Road and rail 0.8%
ERAC USA Finance LLC (S)	3.850	11-15-24		3,775,000	3,816,457
Penske Truck Leasing Company LP (S)	2.500	03-15-16		3,750,000	3,822,698
Ryder System, Inc.	2.450	09-03-19		1,900,000	1,900,950
Ryder System, Inc.	2.550	06-01-19		2,000,000	2,008,996
Trading companies and distributors 0.7%
Air Lease Corp.	3.875	04-01-21		4,575,000	4,620,750
Aircastle, Ltd.	6.750	04-15-17		500,000	535,000
American Builders & Contractors Supply Company, Inc. (S)	5.625	04-15-21		345,000	349,313
GATX Corp.	2.500	03-15-19		3,700,000	3,703,197
International Lease Finance Corp.	8.250	12-15-20		436,000	523,200
WESCO Distribution, Inc.	5.375	12-15-21		325,000	326,625
Information technology 1.5%					22,014,371
Communications equipment 0.1%
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20		670,000	690,100
Electronic equipment, instruments and components 0.0%
CPI International, Inc.	8.750	02-15-18		465,000	482,438
Internet software and services 0.4%
Tencent Holdings, Ltd. (S)	3.375	05-02-19		5,775,000	5,871,916
Semiconductors and semiconductor equipment 0.4%
Altera Corp.	1.750	05-15-17		4,000,000	4,022,880
KLA-Tencor Corp.	4.650	11-01-24		1,750,000	1,756,219
Magnachip Semiconductor Corp.	6.625	07-15-21		375,000	341,250
Software 0.1%
BMC Software Finance, Inc. (S)	8.125	07-15-21		460,000	440,450
First Data Corp. (S)	6.750	11-01-20		241,000	257,870
First Data Corp.	12.625	01-15-21		450,000	543,375
Nuance Communications, Inc. (S)	5.375	08-15-20		500,000	502,500
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	3.850	05-04-43		6,175,000	5,886,498
NCR Corp.	5.000	07-15-22		1,225,000	1,218,875
Materials 3.2%					47,694,650
Building materials 0.0%
Building Materials Corp. of America (S)	5.375	11-15-24		415,000	416,038

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Chemicals 1.5%
Chemtura Corp.	5.750	07-15-21		1,970,000	$1,965,075
Eastman Chemical Company	4.650	10-15-44		3,850,000	3,746,462
Huntsman International LLC (S)	5.125	11-15-22		400,000	402,500
INEOS Group Holdings SA (S)	5.875	02-15-19		1,665,000	1,662,919
LyondellBasell Industries NV	6.000	11-15-21		3,300,000	3,864,858
NOVA Chemicals Corp. (S)	5.000	05-01-25		310,000	319,688
OCP SA (S)	5.625	04-25-24		285,000	298,951
Rayonier AM Products, Inc. (S)	5.500	06-01-24		1,285,000	1,214,325
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04-29-19		1,493,000	1,515,382
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20		2,607,000	2,779,289
Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20		236,000	251,597
SPCM SA (S)	6.000	01-15-22		825,000	866,250
The Mosaic Company	4.250	11-15-23		3,000,000	3,145,527
Construction materials 0.0%
Cementos Pacasmayo SAA (S)	4.500	02-08-23		200,000	190,500
Cemex Finance LLC (S)	9.375	10-12-22		100,000	115,250
Cemex SAB de CV (S)	9.500	06-15-18		200,000	223,400
Containers and packaging 0.4%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		310,000	316,978
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	275,000	336,090
Ardagh Packaging Finance PLC (S)	6.000	06-30-21		355,000	350,119
Cascades, Inc. (S)	5.500	07-15-22		890,000	877,763
Graphic Packaging International, Inc.	4.875	11-15-22		240,000	241,200
Packaging Corp. of America	3.900	06-15-22		1,375,000	1,405,466
Packaging Corp. of America	4.500	11-01-23		2,325,000	2,467,290
Metals and mining 1.1%
Alcoa, Inc.	5.125	10-01-24		435,000	459,049
APERAM SA (S)	7.750	04-01-18		1,155,000	822,825
ArcelorMittal	6.750	02-25-22		1,130,000	1,254,413
ArcelorMittal	7.500	10-15-39		605,000	645,838
Constellium NV (S)	5.750	05-15-24		525,000	519,750
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22		3,031,000	2,925,355
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42		200,000	182,646
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23		2,513,000	2,657,058
Corporacion Nacional del Cobre de Chile	6.150	10-24-36		803,000	941,889
Newmont Mining Corp.	6.250	10-01-39		3,450,000	3,445,232
Signode Industrial Group Lux SA (S)	6.375	05-01-22		530,000	514,100
Vale Overseas, Ltd.	5.625	09-15-19		1,425,000	1,601,643
Vedanta Resources PLC (S)	6.000	01-31-19		225,000	229,500
Vedanta Resources PLC	6.750	06-07-16		50,000	52,325
Vedanta Resources PLC (S)	8.250	06-07-21		204,000	222,360
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500	06-01-20		600,000	642,000
Mercer International, Inc.	9.500	12-01-17		500,000	525,000
Norbord, Inc. (S)	5.375	12-01-20		1,100,000	1,080,750
Telecommunication services 2.9%					42,678,169
Diversified telecommunication services 2.0%
CenturyLink, Inc.	5.800	03-15-22		590,000	625,400
CenturyLink, Inc.	6.750	12-01-23		530,000	588,300
Cincinnati Bell, Inc.	8.375	10-15-20		460,000	493,350

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Columbus International, Inc. (S)	7.375	03-30-21		400,000	$424,000
CyrusOne LP	6.375	11-15-22		1,265,000	1,331,413
Frontier Communications Corp.	6.250	09-15-21		855,000	883,322
Frontier Communications Corp.	9.000	08-15-31		1,224,000	1,328,040
Indosat Palapa Company BV	7.375	07-29-20		50,000	53,125
Level 3 Escrow II, Inc. (S)	5.375	08-15-22		210,000	213,675
Level 3 Financing, Inc.	7.000	06-01-20		820,000	875,350
Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR	400,000	507,526
T-Mobile USA, Inc.	6.500	01-15-24		600,000	628,500
T-Mobile USA, Inc.	6.731	04-28-22		1,785,000	1,887,638
Telecom Italia SpA (S)	5.303	05-30-24		820,000	830,250
Telefonica Emisiones SAU	5.134	04-27-20		5,000,000	5,532,970
Turk Telekomunikasyon AS (S)	4.875	06-19-24		511,000	507,188
UPC Holding BV	6.375	09-15-22	EUR	750,000	1,014,375
Verizon Communications, Inc.	2.450	11-01-22		5,875,000	5,508,911
Verizon Communications, Inc.	6.400	09-15-33		1,975,000	2,405,676
Virgin Media Finance PLC (S)	6.000	10-15-24		905,000	941,200
Wind Acquisition Finance SA (S)	4.000	07-15-20	EUR	298,000	367,837
Wind Acquisition Finance SA (S)	4.750	07-15-20		44,000	43,010
Wind Acquisition Finance SA (S)	6.500	04-30-20		410,000	426,400
Wind Acquisition Finance SA (S)	7.375	04-23-21		90,000	87,975
Windstream Corp.	7.500	04-01-23		1,760,000	1,848,000
Wireless telecommunication services 0.9%
America Movil SAB de CV	3.125	07-16-22		3,775,000	3,710,410
Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR	700,000	936,416
Rogers Communications, Inc.	5.450	10-01-43		4,875,000	5,375,126
Sprint Capital Corp.	8.750	03-15-32		2,675,000	2,989,313
Vimpel Communications (S)	7.748	02-02-21		32,000	32,560
VimpelCom Holdings BV (S)	5.200	02-13-19		100,000	97,147
VimpelCom Holdings BV (S)	5.950	02-13-23		200,000	183,766
Utilities 3.2%					47,926,792
Electric utilities 1.8%
Dynegy Finance I, Inc. (S)	6.750	11-01-19		855,000	884,925
Dynegy Finance I, Inc. (S)	7.625	11-01-24		545,000	577,700
Georgia Power Company	4.300	03-15-42		5,550,000	5,730,897
NextEra Energy Capital Holdings, Inc.	2.700	09-15-19		3,250,000	3,297,632
NSTAR Electric Company	4.400	03-01-44		5,000,000	5,218,935
Oncor Electric Delivery Company LLC	4.100	06-01-22		3,700,000	3,977,615
PacifiCorp	2.950	02-01-22		3,950,000	4,031,342
PPL Energy Supply LLC	4.600	12-15-21		2,150,000	2,026,197
RJS Power Holdings LLC (S)	5.125	07-15-19		880,000	877,800
Independent power and renewable electricity producers 0.7%
AES Corp.	4.875	05-15-23		500,000	498,750
AES Corp.	7.375	07-01-21		375,000	427,851
Calpine Corp.	5.750	01-15-25		1,555,000	1,574,438
Exelon Generation Company LLC	5.600	06-15-42		3,675,000	3,956,549
GenOn Energy, Inc.	9.500	10-15-18		2,785,000	2,903,363
Listrindo Capital BV (S)	6.950	02-21-19		200,000	213,000
NRG Energy, Inc.	6.250	07-15-22		1,590,000	1,665,525

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Multi-utilities 0.7%
Dominion Gas Holdings LLC	4.800	11-01-43		5,625,000	$6,088,056
DTE Energy Company	3.850	12-01-23		3,800,000	3,976,217
U.S. Government and Agency obligations 0.7%					$10,944,408
(Cost $10,875,835)
U.S. Government Agency 0.7%					10,944,408
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (P)	2.368	01-01-37		311,289	333,529
Federal National Mortgage Association
10 Yr Pass Thru	5.000	01-01-16		183,265	186,603
10 Yr Pass Thru	5.000	01-01-19		2,761	2,901
15 Yr Pass Thru (C)	3.500	TBA		400,000	422,531
30 Yr Pass Thru (P)	2.132	04-01-37		1,422,342	1,525,462
30 Yr Pass Thru (P)	2.302	11-01-35		338,982	363,558
30 Yr Pass Thru (P)	2.532	01-01-37		170,589	182,957
30 Yr Pass Thru (P)	2.546	10-01-38		539,441	578,551
30 Yr Pass Thru (C)	3.000	TBA		725,000	725,000
30 Yr Pass Thru (C)	3.500	TBA		400,000	413,437
30 Yr Pass Thru (C)	4.000	TBA		800,000	849,188
30 Yr Pass Thru (C)	4.500	TBA		1,400,000	1,517,797
30 Yr Pass Thru	5.000	11-01-41		850,000	940,977
30 Yr Pass Thru	5.500	11-01-41		1,000,000	1,116,393
Government National Mortgage Association
30 Yr Pass Thru (C)	3.500	TBA		675,000	704,868
30 Yr Pass Thru (C)	4.000	TBA		500,000	534,453
30 Yr Pass Thru (C)	4.500	TBA		300,000	327,492
30 Yr Pass Thru	6.000	08-15-35		193,270	218,711
Foreign government obligations 11.4%					$170,298,600
(Cost $170,712,996)
Argentina 0.7%					10,769,727
Republic of Argentina
Bond (H)	6.000	03-31-23		611,000	647,660
Bond	7.000	10-03-15		5,262,849	4,947,078
Bond	7.000	04-17-17		5,830,973	5,174,989
Azerbaijan 0.1%					871,526
Republic of Azerbaijan Bond (S)	4.750	03-18-24		837,000	871,526
Brazil 0.6%					9,341,096
Brazil Minas SPE Bond	5.333	02-15-28		575,000	577,875
Federative Republic of Brazil
Bond	2.625	01-05-23		4,718,000	4,340,560
Bond	4.250	01-07-25		3,506,000	3,562,096
Bond	7.125	01-20-37		584,000	737,300
Bond	8.250	01-20-34		89,000	123,265
Colombia 0.6%					9,284,696
Bogota Distrito Capital
Note	9.750	07-26-28	COP	955,000,000	560,468
Note	9.750	07-26-28	COP	400,000,000	234,751

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Colombia (continued)
Republic of Colombia
Bond	2.625	03-15-23		838,000	$785,625
Bond	4.000	02-26-24		1,036,000	1,067,080
Bond	4.375	07-12-21		1,548,000	1,652,490
Bond	5.625	02-26-44		593,000	667,125
Bond	7.375	09-18-37		1,320,000	1,778,700
Bond	7.750	04-14-21	COP	129,000,000	68,234
Bond	8.125	05-21-24		476,000	636,650
Bond	9.850	06-28-27	COP	1,702,000,000	1,058,590
Bond	11.750	02-25-20		541,000	774,983
Costa Rica 0.3%					4,971,190
Republic of Costa Rica
Bond	4.250	01-26-23		4,222,000	4,010,900
Bond (S)	4.375	04-30-25		775,000	720,750
Bond (S)	7.000	04-04-44		232,000	239,540
Croatia 0.2%					3,376,982
Republic of Croatia
Bond	5.500	04-04-23		806,000	843,785
Bond	6.000	01-26-24		450,000	486,563
Bond (S)	6.000	01-26-24		396,000	428,175
Bond	6.375	03-24-21		1,200,000	1,318,500
Bond (S)	6.375	03-24-21		273,000	299,959
Dominican Republic 0.6%					8,325,095
Government of Dominican Republic
Bond (S)	5.875	04-18-24		608,000	641,440
Bond	6.600	01-28-24		1,406,000	1,557,145
Bond (S)	7.450	04-30-44		329,000	367,658
Bond	7.500	05-06-21		5,040,000	5,733,000
Bond	9.040	01-23-18		23,718	25,852
El Salvador 0.3%					3,784,073
Republic of El Salvador
	6.375	01-18-27		441,000	452,025
Bond	5.875	01-30-25		439,000	437,903
Bond (S)	5.875	01-30-25		1,008,000	1,005,480
Bond (S)	7.375	12-01-19		180,000	200,250
Bond	7.650	06-15-35		1,347,000	1,468,230
Bond	8.250	04-10-32		189,000	220,185
Gabon 0.0%					305,553
Republic of Gabon Bond	8.200	12-12-17		271,000	305,553
Ghana 0.0%					481,509
Republic of Ghana
	8.125	01-18-26		236,000	237,180
Bond	8.500	10-04-17		231,000	244,329
Honduras 0.1%					1,666,703
Republic of Honduras
Bond	7.500	03-15-24		416,000	448,240
Bond	8.750	12-16-20		1,070,000	1,218,463

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Hungary 0.2%					$3,274,484
Republic of Hungary
Bond	4.125	02-19-18		154,000	159,042
Bond	4.375	07-04-17	EUR	158,000	211,901
Bond	5.000	03-30-16	GBP	37,000	61,159
Bond	5.375	03-25-24		72,000	77,047
Bond	5.750	11-22-23		1,458,000	1,603,800
Bond	6.250	01-29-20		664,000	746,170
Bond	6.375	03-29-21		366,000	415,365
Indonesia 1.0%					15,605,196
Republic of Indonesia
Bond	5.625	05-15-23	IDR	3,564,000,000	252,149
Bond	7.875	04-15-19	IDR	3,290,000,000	272,511
Bond (S)	3.375	04-15-23		1,984,000	1,899,680
Bond	4.875	05-05-21		3,032,000	3,240,450
Bond	5.375	10-17-23		3,527,000	3,875,291
Bond	5.875	03-13-20		104,000	116,350
Bond	5.875	01-15-24		389,000	442,488
Bond	6.625	02-17-37		614,000	716,845
Bond	6.875	01-17-18		729,000	822,895
Bond	7.000	05-15-22	IDR	310,000,000	24,177
Bond	7.750	01-17-38		598,000	787,118
Bond	8.375	03-15-24	IDR	9,532,000,000	805,704
Bond	8.500	10-12-35		420,000	585,900
Bond	9.000	03-15-29	IDR	2,500,000,000	217,278
Bond	11.625	03-04-19		579,000	775,860
Bond (S)	11.625	03-04-19		575,000	770,500
Iraq 0.1%					1,264,623
Republic of Iraq Bond	5.800	01-15-28		1,433,000	1,264,623
Ivory Coast 0.2%					3,357,931
Republic of Ivory Coast
Bond (S)	5.375	07-23-24		314,000	303,073
Bond	5.750	12-31-32		3,165,000	3,054,858
Jamaica 0.1%					2,060,550
Government of Jamaica Bond	7.625	07-09-25		1,928,000	2,060,550
Kazakhstan 0.1%					880,320
Republic of Kazakhstan (S) Bond	3.875	10-14-24		896,000	880,320
Kenya 0.1%					1,101,210
Republic of Kenya Bond (S)	6.875	06-24-24		1,034,000	1,101,210
Lithuania 0.0%					169,905
Republic of Lithuania Bond	6.625	02-01-22		141,000	169,905
Mexico 0.9%					12,686,114
Government of Mexico
Bond	4.000	10-02-23		1,484,000	1,553,006
Bond	4.750	03-08-44		2,078,000	2,110,209

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Mexico (continued)
Bond	5.550	01-21-45		782,000	$889,525
Bond	6.050	01-11-40		4,010,000	4,852,100
Bond	6.250	06-16-16	MXN	9,479,000	733,381
Bond	8.000	12-07-23	MXN	26,059,000	2,220,590
Bond	9.500	12-18-14	MXN	1,453,000	108,692
Bond	10.000	12-05-24	MXN	2,252,000	218,611
Morocco 0.1%					897,213
Kingdom of Morocco Bond (S)	4.250	12-11-22		885,000	897,213
Mozambique 0.0%					472,409
EMATUM / Republic of Mozambique Bond	6.305	09-11-20		473,000	472,409
Nigeria 0.1%					1,948,581
Federal Republic of Nigeria
Bond (S)	6.375	07-12-23		232,000	245,920
Bond	6.375	07-12-23		1,083,000	1,147,980
Bond	6.750	01-28-21		513,000	554,681
Panama 0.3%					4,754,315
Republic of Panama
Bond	4.875	02-05-21		2,000,000	2,104,594
Bond	6.700	01-26-36		231,000	290,483
Bond	9.375	04-01-29		1,565,000	2,359,238
Paraguay 0.1%					908,724
Republic of Paraguay
Bond	6.100	08-11-44		468,000	501,345
Bond	4.625	01-25-23		399,000	407,379
Peru 0.3%					4,122,083
Republic of Peru
Bond	7.350	07-21-25		1,016,000	1,343,660
Bond	8.750	11-21-33		1,813,000	2,778,423
Philippines 0.3%					4,279,181
Republic of Philippines
Bond	7.750	01-14-31		1,587,000	2,253,540
Bond	9.500	02-02-30		1,269,000	2,025,641
Poland 0.0%					19,965
Republic of Poland Bond	4.000	01-22-24		19,000	19,965
Romania 0.3%					4,066,088
Government of Romania
Bond	4.375	08-22-23		1,066,000	1,109,973
Bond (S)	4.875	01-22-24		442,000	476,255
Bond	6.750	02-07-22		2,070,000	2,479,860
Russia 1.1%					16,967,391
Government of Russia
Bond	4.875	09-16-23		1,000,000	1,001,450
Bond	7.000	08-16-23	RUB	87,200,000	1,706,077
Bond	7.500	03-31-30		11,756,077	13,337,152
Bond	12.750	06-24-28		560,000	922,712

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Serbia 0.2%					$2,325,644
Republic of Serbia
Bond	4.875	02-25-20		355,000	360,325
Bond	5.875	12-03-18		1,547,000	1,638,861
Bond	7.250	09-28-21		284,000	326,458
Slovakia 0.0%					547,641
Republic of Slovakia Bond (S)	4.375	05-21-22		503,000	547,641
Slovenia 0.1%					1,823,564
Republic of Slovenia
Bond (S)	5.250	02-18-24		961,000	1,034,882
Bond	5.850	05-10-23		703,000	788,682
South Africa 0.5%					6,804,354
Republic of South Africa
Bond	5.500	03-09-20		919,000	1,007,454
Bond	5.875	09-16-25		5,130,000	5,796,900
Trinidad And Tobago 0.1%					789,143
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24		729,000	789,143
Turkey 0.8%					12,468,721
Republic of Turkey
Bond	3.250	03-23-23		1,531,000	1,428,270
Bond	5.125	03-25-22		226,000	240,238
Bond	5.750	03-22-24		788,000	870,188
Bond	6.000	01-14-41		202,000	223,856
Bond	6.250	09-26-22		961,000	1,090,735
Bond	7.000	09-26-16		108,000	118,070
Bond	7.000	03-11-19		300,000	343,635
Bond	7.000	06-05-20		83,000	96,571
Bond	7.375	02-05-25		6,519,000	8,057,158
Ukraine 0.3%					5,141,868
Republic of Ukraine
Bond	4.950	10-13-15	EUR	507,000	573,528
Bond	6.580	11-21-16		2,700,000	2,376,540
Bond (S)	6.875	09-23-15		100,000	91,520
Bond	9.250	07-24-17		2,308,000	2,100,280
Uruguay 0.2%					2,645,130
Republic of Uruguay
Bond	4.500	08-14-24		321,601	339,289
Bond	5.100	06-18-50		2,325,763	2,305,841
Venezuela 0.4%					5,738,102
Republic of Venezuela
Bond	5.750	02-26-16		2,655,500	2,257,175
Bond	7.000	12-01-18		481,000	319,865
Bond	7.750	10-13-19		161,000	104,248
Bond	8.250	10-13-24		608,200	367,353
Bond	9.000	05-07-23		61,900	39,771
Bond	11.750	10-21-26		2,166,200	1,587,825
Bond	11.950	08-05-31		1,102,000	801,705
Bond	13.625	08-15-18		320,000	260,160

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.3%				$4,068,047
(Cost $4,018,035)
Financials 0.3%				4,068,047
Goldman Sachs Capital I	6.345	02-15-34	3,500,000	4,068,047
Convertible bonds 1.9%				$28,311,571
(Cost $28,909,132)
Consumer discretionary 0.2%				3,728,314
Household durables 0.2%
Jarden Corp. (S)	1.125	03-15-34	1,452,000	1,551,825
The Ryland Group, Inc.	0.250	06-01-19	1,797,000	1,637,516
Internet and catalog retail 0.0%
HomeAway, Inc. (S)	0.125	04-01-19	556,000	538,973
Energy 0.6%				8,303,806
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	1.500	09-01-19	3,236,000	3,086,335
Oil, gas and consumable fuels 0.4%
Cobalt International Energy, Inc.	2.625	12-01-19	500,000	371,563
Energy XXI Bermuda, Ltd. (S)	3.000	12-15-18	3,734,000	2,653,474
Stone Energy Corp.	1.750	03-01-17	2,367,000	2,192,434
Industrials 0.1%				1,740,200
Machinery 0.1%
Altra Industrial Motion Corp.	2.750	03-01-31	806,000	1,017,575
The Greenbrier Companies, Inc.	3.500	04-01-18	410,000	722,625
Information technology 0.8%				11,570,114
Communications equipment 0.2%
Ciena Corp.	0.875	06-15-17	674,000	652,516
Ciena Corp. (S)	4.000	03-15-15	2,132,000	2,213,283
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	2.950	12-15-35	976,000	1,248,060
Software 0.3%
Netsuite, Inc.	0.250	06-01-18	900,000	1,021,500
Nuance Communications, Inc.	2.750	11-01-31	1,838,000	1,793,199
ServiceNow, Inc. (S)(Z)	0.028	11-01-18	1,522,000	1,728,421
Technology hardware, storage and peripherals 0.2%
Sandisk Corp.	0.500	07-15-20	2,474,000	2,913,135
Materials 0.2%				2,969,137
Metals and mining 0.2%
RTI International Metals, Inc.	1.625	10-15-19	494,000	472,696
RTI International Metals, Inc.	3.000	12-01-15	2,443,000	2,496,441
Term loans (M) 20.2%				$301,870,211
(Cost $306,800,489)
Consumer discretionary 6.0%				88,870,232
Auto components 0.6%
Allison Transmission, Inc.	3.750	08-23-19	3,001,857	2,975,054
INA Beteiligungsgesellschaft MBH (T)	TBD	05-15-20	1,575,000	1,567,125
The Goodyear Tire & Rubber Company	4.750	04-30-19	2,350,000	2,352,350
Visteon Corp.	3.500	04-09-21	1,736,925	1,715,213

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 0.2%
Chrysler Group LLC	3.250	12-31-18	2,986,405	$2,955,609
Diversified consumer services 0.2%
The ServiceMaster Company LLC	4.250	07-01-21	2,386,000	2,363,135
Hotels, restaurants and leisure 0.9%
Burger King Corp.	4.500	10-27-21	2,971,000	2,966,873
CityCenter Holdings LLC	4.250	10-16-20	2,589,735	2,570,959
Four Seasons Holdings, Inc.	3.500	06-27-20	2,221,446	2,196,454
Hilton Worldwide Finance LLC	3.500	10-26-20	3,351,104	3,315,498
Scientific Games International, Inc.	4.250	10-18-20	2,886,190	2,824,858
Household durables 0.5%
Alliance Laundry Systems LLC	4.250	12-10-18	2,911,220	2,876,044
Libbey Glass, Inc.	3.750	04-09-21	2,174,550	2,143,291
Norcraft Companies LP	5.250	11-14-20	3,002,956	2,987,941
Leisure products 0.2%
Performance Sports Group, Ltd.	4.000	04-15-21	2,294,791	2,265,150
Media 2.7%
Advantage Sales & Marketing, Inc.	3.750	07-23-21	15,597	15,425
Advantage Sales & Marketing, Inc.	4.250	07-23-21	935,806	925,747
AMC Entertainment, Inc.	3.500	04-30-20	1,453,651	1,430,756
Atlantic Broadband Penn LLC	3.250	12-02-19	1,841,990	1,813,900
Charter Communications Operating LLC	4.250	09-12-21	1,823,000	1,835,912
Cumulus Media Holdings, Inc.	4.250	12-23-20	2,982,035	2,937,305
Delta 2 Lux Sarl	4.750	07-30-21	2,925,000	2,894,837
Hubbard Broadcasting, Inc.	4.500	04-29-19	2,969,730	2,949,313
Media General, Inc.	4.250	07-31-20	3,280,534	3,257,980
Mission Broadcasting, Inc.	3.750	10-01-20	1,502,738	1,476,440
Nexstar Broadcasting, Inc.	3.750	10-01-20	1,703,665	1,673,851
Numericable US LLC	4.500	05-21-20	3,538,000	3,541,789
Tribune Media Company	4.000	12-27-20	6,191,430	6,141,124
Univision Communications, Inc.	4.000	03-01-20	5,429,998	5,368,726
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	3,721,000	3,666,737
Multiline retail 0.1%
JC Penney Company, Inc.	5.000	06-20-19	2,200,263	2,146,631
Specialty retail 0.6%
Burlington Coat Factory Warehouse Corp.	4.250	07-17-21	2,212,455	2,194,019
J Crew Group, Inc.	4.000	03-05-21	3,280,515	3,168,157
Michaels Stores, Inc.	4.000	01-28-20	1,903,230	1,877,061
The Men's Wearhouse, Inc.	4.500	06-18-21	1,485,000	1,478,968
Consumer staples 2.6%				38,250,694
Food and staples retailing 0.8%
AdvancePierre Foods, Inc.	5.750	07-10-17	1,498,501	1,487,262
Albertson's Holdings LLC	4.500	08-25-21	5,089,000	5,086,171
Aramark Services, Inc.	3.250	02-24-21	3,520,310	3,463,105
Hearthside Group Holdings LLC	4.500	06-02-21	2,297,243	2,281,449
Food products 1.1%
Big Heart Pet Brands (T)	TBD	03-08-20	1,910,000	1,835,510
Del Monte Foods, Inc.	4.253	02-18-21	2,981,137	2,792,332
Del Monte Foods, Inc.	8.250	08-18-21	1,954,000	1,758,600
Diamond Foods, Inc.	4.250	08-20-18	2,372,075	2,348,354

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
HJ Heinz Company	3.500	06-05-20	2,208,625	$2,192,981
Hostess Brands, Inc.	6.750	04-09-20	2,076,742	2,115,681
Pinnacle Foods Finance LLC	3.250	04-29-20	1,663,098	1,629,577
Shearer's Foods LLC	4.500	06-30-21	1,710,000	1,698,244
Household products 0.5%
Reynolds Group Holdings, Inc.	4.000	12-01-18	2,980,021	2,960,981
The Sun Products Corp.	5.500	03-23-20	4,213,845	3,771,391
Personal products 0.2%
Revlon Consumer Products Corp.	4.000	10-08-19	2,867,285	2,829,056
Energy 1.3%				19,591,610
Energy equipment and services 0.6%
Offshore Group Investment, Ltd.	5.000	10-25-17	3,820,894	3,553,431
Pacific Drilling SA	4.500	06-03-18	4,044,016	3,868,777
Paragon Offshore Finance Company	3.750	07-18-21	1,500,000	1,391,250
Oil, gas and consumable fuels 0.7%
Arch Coal, Inc.	6.250	05-16-18	3,180,288	2,797,518
EP Energy LLC	3.500	05-24-18	2,855,491	2,780,534
FTS International, Inc.	5.750	04-16-21	1,666,909	1,636,488
Samson Investment Company	5.000	09-25-18	2,265,000	2,086,065
Southcross Holdings LP	6.000	08-04-21	1,496,250	1,477,547
Financials 0.8%				12,852,317
Capital markets 0.5%
La Quinta Intermediate Holdings LLC	4.000	04-14-21	5,414,463	5,362,013
Sequa Corp.	5.250	06-19-17	2,924,747	2,774,123
Insurance 0.1%
CNO Financial Group, Inc.	3.750	09-20-18	1,614,883	1,602,772
Real estate management and development 0.2%
Realogy Group LLC	3.750	03-05-20	3,152,021	3,113,409
Health care 1.8%				26,603,309
Health care equipment and supplies 0.5%
Air Medical Group Holdings, Inc.	5.000	06-30-18	2,795,963	2,799,458
Kinetic Concepts, Inc.	4.000	05-04-18	3,744,661	3,716,576
Health care providers and services 0.9%
Community Health Systems, Inc.	4.250	01-27-21	3,527,239	3,529,443
DaVita HealthCare Partners, Inc.	3.500	06-24-21	2,379,038	2,353,548
Drumm Investors LLC	6.750	05-04-18	1,727,996	1,738,076
IASIS Healthcare LLC	4.500	05-03-18	3,366,721	3,362,512
US Renal Care, Inc.	4.250	07-03-19	2,946,652	2,922,710
Pharmaceuticals 0.4%
Pharmaceutical Product Development, Inc.	4.000	12-05-18	3,592,893	3,562,353
Surgical Care Affiliates LLC	4.000	06-29-18	2,672,074	2,618,633
Industrials 1.3%				19,249,681
Aerospace and defense 0.2%
Accudyne Industries Borrower SCA	4.000	12-13-19	2,870,658	2,801,584
Building products 0.1%
Mannington Mills, Inc.	4.750	10-01-21	1,085,000	1,076,863

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.2%
RBS Global, Inc.	4.000	08-21-20	2,967,208	$2,920,051
Machinery 0.6%
Doosan Infracore Company, Ltd.	4.500	05-28-21	2,613,450	2,611,273
Gates Global LLC	4.250	07-05-21	3,555,000	3,509,926
Husky Injection Molding Systems, Ltd.	4.250	06-30-21	2,876,023	2,823,895
Husky Injection Molding Systems, Ltd.	7.250	06-30-22	959,000	935,025
Professional services 0.2%
TransUnion LLC	4.000	04-09-21	2,611,875	2,571,064
Information technology 2.2%				33,702,676
Communications equipment 0.4%
Avaya, Inc.	4.652	10-26-17	2,039,943	1,970,075
Avaya, Inc.	6.500	03-30-18	2,104,415	2,084,686
Ciena Corp.	3.750	07-15-19	2,537,640	2,513,850
Electronic equipment, instruments and components 0.5%
CPI International, Inc.	4.250	11-17-17	2,198,805	2,170,403
Dell International LLC	4.500	04-29-20	5,572,979	5,578,045
Internet software and services 0.2%
Fibertech Networks LLC	4.000	12-18-19	3,043,975	3,005,926
Semiconductors and semiconductor equipment 0.3%
Avago Technologies Cayman, Ltd.	3.750	05-06-21	1,356,600	1,351,513
Freescale Semiconductor, Inc.	4.250	02-28-20	3,351,020	3,302,327
Software 0.8%
BMC Software Finance, Inc.	5.000	09-10-20	1,103,675	1,088,373
First Data Corp.	3.653	03-23-18	3,896,632	3,858,640
Infor US, Inc.	3.750	06-03-20	3,843,272	3,780,020
Micro Focus US, Inc. (T)	TBD	10-07-21	3,110,000	2,998,818
Materials 1.8%				26,650,807
Chemicals 1.2%
Axalta Coating Systems US Holdings, Inc.	3.750	02-01-20	3,678,083	3,614,868
Ferro Corp.	4.000	07-31-21	1,500,000	1,475,625
INEOS US Finance LLC	3.750	05-04-18	3,153,750	3,105,132
MacDermid, Inc.	4.000	06-07-20	3,951,414	3,853,866
OXEA Sarl	4.250	01-15-20	2,960,100	2,878,697
OXEA Sarl	8.250	07-15-20	1,386,000	1,344,420
Styrolution Group GmbH (T)	TBD	10-02-19	2,120,000	2,077,600
Containers and packaging 0.2%
BWAY Holding Company	5.500	08-14-20	2,204,475	2,209,986
Metals and mining 0.4%
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	2,252,356	2,195,243
Metaldyne Performance Group, Inc. (T)	TBD	09-26-21	1,445,000	1,439,882
Signode Industrial Group US, Inc.	4.000	05-01-21	2,505,600	2,455,488
Telecommunication services 1.4%				20,392,988
Diversified telecommunication services 1.2%
Consolidated Communications, Inc.	4.250	12-23-20	1,710,180	1,699,491
Intelsat Jackson Holdings SA	3.750	06-30-19	3,720,116	3,689,117
Level 3 Financing, Inc. (T)	TBD	01-31-22	2,675,000	2,682,525
Level 3 Financing, Inc.	4.000	01-15-20	3,414,000	3,383,274
Syniverse Holdings, Inc.	4.000	04-23-19	3,231,509	3,187,076

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
XO Communications LLC	4.250	03-17-21	2,707,395	$2,678,629
Wireless telecommunication services 0.2%
LTS Buyer LLC	4.000	04-13-20	2,347,222	2,304,678
SBA Senior Finance II LLC	3.250	03-24-21	783,210	768,198
Utilities 1.0%				15,705,897
Electric utilities 0.6%
La Frontera Generation LLC	4.500	09-30-20	2,395,073	2,377,110
Texas Competitive Electric Holdings Company LLC	4.647	10-10-17	9,896,504	7,195,580
Independent power and renewable electricity producers 0.4%
Calpine Corp.	4.000	04-01-18	2,001,606	1,985,759
Dynegy, Inc.	4.000	04-23-20	1,964,958	1,952,677
Granite Acquisition, Inc. (T)	TBD	10-15-21	2,192,031	2,194,771
Collateralized mortgage obligations 13.6%				$203,115,898
(Cost $193,155,872)
Commercial and residential 13.5%				201,592,656
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A (S)	4.082	03-13-31	1,067,811	1,101,633
American General Mortgage Loan Trust Series 2010-1A, Class A2 (P) (S)	5.650	03-25-58	5,842,687	5,897,357
American Home Mortgage Assets Series 2007-1, Class A1 (P)	0.813	02-25-47	4,893,976	3,015,825
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343	04-13-29	2,058,893	2,081,061
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.676	06-26-34	2,011,546	2,035,656
Series 2012-RR9, Class 2A5 (P) (S)	0.387	08-26-46	2,339,814	2,302,712
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858	07-17-40	7,646,043	8,040,211
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.650	07-05-33	9,925,000	9,937,198
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.105	08-15-29	5,000,000	5,001,390
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.200	06-15-33	8,075,000	8,054,724
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11-25-36	2,502,147	2,549,243
Series 2010-8, Class 6A6 (S)	4.500	12-25-36	2,432,011	2,498,551
Series 2012-1, Class 1A1 (P) (S)	0.522	06-25-35	3,014,752	2,929,314
Series 2013-2, Class 3A1 (P) (S)	0.336	04-25-37	8,493,401	7,984,417
Series 2013-2, Class 5A1 (P) (S)	0.296	07-25-36	5,187,880	4,870,153
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class AJ	5.377	12-10-46	1,075,000	1,082,493
Series 2007-C9, Class A4 (P)	6.007	12-10-49	2,475,000	2,724,039
Series 2013-THL, Class A2 (P) (S)	1.243	06-08-30	5,175,000	5,170,110
Series 2014-KYO, Class B (P) (S)	1.452	06-11-27	6,025,000	6,017,565
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.513	02-25-36	2,271,092	1,892,851
Series 2004-25, Class 1A1 (P)	2.748	02-25-35	3,368,872	3,093,403
Series 2004-25, Class 2A1 (P)	2.758	02-25-35	4,783,070	4,305,108
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AMF (P)	0.341	02-15-40	2,300,000	1,976,390

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250	06-25-50	2,450,000	$2,489,813
Series 2010-RR5, Class 1A (P) (S)	5.467	12-16-43	2,852,376	2,988,146
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA2, Class A1 (P)	0.885	04-25-47	2,355,957	2,071,107
First Horizon Alternative Mortgage Securities Series 2005-AA12, Class 1A1 (P)	2.343	02-25-36	2,292,211	1,808,715
FREMF Mortgage Trust Series 2011-K701, Class C (P) (S)	4.437	11-25-17	5,025,000	5,205,624
GS Mortgage Securities Corp. II Series 2007, Class G10 (P)	5.998	08-10-45	3,325,000	3,421,066
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.386	05-19-47	3,559,997	3,058,073
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.669	11-05-30	5,075,000	5,075,051
Series 2013-HLT, Class BFX (S)	3.367	11-05-30	4,825,000	4,866,968
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.536	01-25-36	1,302,398	1,225,635
IndyMac INDX Mortgage Loan Trust Series 2005-16IP, Class A1 (P)	0.522	07-25-45	2,756,916	2,573,347
Jefferies & Company, Inc. Series 2009-R9, Class 1A1 (P) (S)	2.237	08-26-46	1,093,402	1,104,560
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AJ	5.411	05-15-47	2,800,000	2,374,977
Series 2010-C1, Class A1 (S)	3.853	06-15-43	1,241,846	1,253,470
Series 2014-INN, Class A (P) (S)	1.071	06-15-29	4,000,000	3,993,828
JPMorgan Resecuritization Trust Series 2009-12, Class 1A1 (P) (S)	5.750	07-15-37	201,805	207,225
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372	09-15-39	526,000	560,987
Lehman XS Trust Series 2007-4N, Class 3A2A (P)	0.906	03-25-47	731,872	618,196
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.376	12-12-49	471,336	471,273
Series 2007-8, Class AMA (P)	5.894	08-12-49	3,800,000	3,862,305
Morgan Stanley Re-REMIC Trust Series 2011-KEYA, Class 1A (S)	4.250	12-17-40	663,975	663,890
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.520	03-26-36	2,336,953	2,332,323
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646	07-15-45	2,500,000	2,774,703
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.833	01-13-32	4,250,000	4,463,703
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.386	08-26-36	3,135,752	2,905,742
Series 2012-6, Class 4A1 (P) (S)	0.566	01-26-36	4,204,548	3,884,145
Series 2012-6, Class 6A1 (P) (S)	0.576	11-26-35	4,713,562	4,328,973
Series 2012-6, Class 8A1 (P) (S)	0.656	04-26-35	3,768,841	3,563,175
Series 2013-1, Class 4A1 (P) (S)	0.328	01-26-37	6,308,315	5,713,624
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	5.570	07-19-35	2,048,278	1,942,677
Series 2005-AR6, Class 2A1 (P)	0.496	09-25-45	3,506,446	3,030,074
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.470	08-25-45	3,905,839	3,739,880
Series 2005-AR1, Class A1A (P)	0.580	01-25-45	1,566,280	1,468,555

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR6, Class 2A1A (P)	0.388	04-25-45	4,472,309	$4,276,624
Series 2005-AR8, Class 1A (P)	0.460	07-25-45	3,862,487	3,581,151
Series 2005-AR9, Class A1A (P)	0.476	07-25-45	2,125,744	2,028,712
WaMu Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1 (P)	0.422	12-25-45	4,088,901	3,936,732
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.965	06-25-35	1,109,263	1,113,773
Series 2005-AR4, Class 2A2 (P)	2.756	04-25-35	2,030,376	2,052,430
U.S. Government Agency 0.1%				1,523,242
Federal Home Loan Mortgage Corp. Series 3829, Class IO	4.500	08-15-39	5,325,158	599,105
Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	898,917	924,137
Asset backed securities 3.9%				$57,870,039
(Cost $57,324,690)
Bayview Opportunity Master Fund Trust IIB LP Series 2014-18NP, Class A (S)	3.228	07-28-34	5,147,538	5,161,668
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477	07-24-23	1,093,953	1,137,711
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.303	07-25-36	3,658,786	3,588,468
Colony American Homes Series 2014-2A, Class A (P) (S)	1.100	07-17-31	3,600,712	3,559,920
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.058	05-28-37	2,060,423	2,026,451
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (S)	0.454	11-26-35	3,112,567	2,997,928
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4 (P)	0.356	02-25-36	2,090,021	1,993,448
GMAT Trust Series 2014-1A, Class A (S)	3.721	02-25-44	2,022,931	2,030,200
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.332	02-25-36	2,334,306	2,270,012
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.400	12-17-30	3,991,977	3,986,329
Series 2014-SFR1, Class A (P) (S)	1.151	06-17-31	2,825,000	2,799,809
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	0.709	08-25-35	2,322,904	2,300,929
Morgan Stanley ABS Capital I Series 2004-WMC3, Class M2 (P)	1.006	01-25-35	3,298,872	2,938,078
Oak Hill Advisors Residential Loan Trust Series 2014-NPL1, Class A (S)	2.882	11-25-16	2,831,401	2,832,658
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.470	02-25-36	2,614,280	2,526,187
SLC Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.000	07-15-42	1,203,392	1,270,125
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.340	08-15-23	779,594	783,781
SLM Student Loan Trust Series 2011-1, Class A1 (P)	0.762	03-25-26	2,802,024	2,819,718
Soundview Home Equity Loan Trust Series 2005-OPT3, Class A4 (P)	0.513	11-25-35	696,923	690,623
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.299	05-25-47	677,839	675,261
Series 2008-BC4, Class A3 (P)	0.597	11-25-37	1,974,404	1,933,567

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550	11-20-38	4,541,667	$4,585,040
US Residential Opportunity Fund Trust Series 2014-1, Class A (S)	3.466	03-25-34	693,217	693,946
VOLT XXII LLC (S)	3.625	10-27-53	865,709	866,723
VOLT XXIII LLC Series 2014-NPL2, Class A1 (S)	3.625	11-25-53	1,393,264	1,401,459
			Shares	Value
Common stocks 0.2%				$2,758,852
(Cost $3,504,784)
Energy 0.0%				307,579
Energy equipment and services 0.0%
Subsea 7 SA			28,612	307,579
Industrials 0.0%				4
Air freight and logistics 0.0%
General Maritime Corp. (I)			417	4
Information technology 0.2%				2,147,757
Communications equipment 0.2%
Comtech Telecommunications Corp.			56,416	2,147,757
Utilities 0.0%				303,512
Electric utilities 0.0%
EME Reorganization Trust			1,327,835	172,619
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.			4,366	130,893
			Shares	Value
Preferred securities 0.2%				$2,671,300
(Cost $2,852,027)
Consumer staples 0.1%				1,081,832
Food products 0.1%
Post Holdings, Inc., 2.500% (S)			7,500	580,232
Tyson Foods, Inc., 4.750%			10,000	501,600
Energy 0.1%				1,589,468
Oil, gas and consumable fuels 0.1%
SandRidge Energy, Inc., 8.500%			17,230	1,589,468
		Yield (%)	Shares	Value
Short-term investments 3.2%				$47,724,349
(Cost $47,724,349)
Money market funds 3.2%				47,484,511
State Street Institutional Liquid Reserves Fund		0.0785(Y)	47,484,511	47,484,511
			Par value	Value
Repurchase agreement 0.0%				$239,838
Repurchase Agreement with State Street Corp., dated 10-31-14 at 0.000% to be repurchased at $239,838 on 11-3-14, collateralized by $242,300 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $244,020, including interest)			239,838	239,838
Total investments (Cost $1,474,823,989)† 99.6%				$1,484,976,489
Other assets and liabilities, net 0.4%				$5,349,788
Total net assets 100.0%				$1,490,326,277

SEE NOTES TO FUND'S INVESTMENTS23

Short Duration Credit Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^	All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
Key to Security Abbreviation and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $317,395,434 or 21.3% of the fund's net assets as of 10-31-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-14.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,478,728,115. Net unrealized appreciation aggregated $6,248,374, of which $28,289,647 related to appreciated investment securities and $22,041,273 related to depreciated investment securities.

24SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$655,343,214	—	$655,343,214	—
U.S. Government and Agency obligations	10,944,408	—	10,944,408	—
Foreign government obligations	170,298,600	—	170,298,600	—
Capital preferred securities	4,068,047	—	4,068,047	—
Convertible bonds	28,311,571	—	28,311,571	—
Term loans	301,870,211	—	301,870,211	—
Collateralized mortgage obligations	203,115,898	—	203,115,898	—
Asset backed securities	57,870,039	—	57,870,039	—
Common stocks	2,758,852	$2,758,848	—	$4
Preferred securities	2,671,300	501,600	2,169,700	—
Short-term investments	47,724,349	47,484,511	239,838	—
Total Investments in Securities	$1,484,976,489	$50,744,959	$1,434,231,526	$4
Other Financial Instruments
Futures	$2,638,760	$2,638,760	—	—
Forward Foreign Currency Contracts	$345,283	—	$345,283	—
Credit Default Swaps	$3,179,520	—	$3,179,520	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

25

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At October 31, 2014, the fund had $15,433 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2014, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at October 31, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2014	$37,225,330	$37,325,625	$100,295
10-Year U.S. Treasury Note Futures	2,073	Short	Dec 2014	(260,866,257)	(261,942,984)	(1,076,727)
5-Year U.S. Treasury Note Futures	867	Short	Dec 2014	(103,379,574)	(103,545,540)	(165,966)
U.S. Treasury Long Bond Futures	873	Short	Dec 2014	(121,589,232)	(123,174,844)	(1,585,612)
U.S. Treasury Ultra Bond Futures	12	Short	Dec 2014	(1,971,000)	(1,881,750)	89,250
						($2,638,760)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at October 31, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	27,000	USD	33,866	Citibank N.A.	11/28/2014	—	($26)	($26)
GBP	8,250,000	USD	13,290,998	Citibank N.A.	11/20/2014	—	(95,228)	(95,228)
GBP	14,185	USD	22,999	Citibank N.A.	11/28/2014	—	(312)	(312)
USD	11,810,768	EUR	9,225,000	Citibank N.A.	11/20/2014	$249,325	—	249,325
USD	6,304,289	EUR	4,996,076	Citibank N.A.	11/28/2014	42,535	—	42,535

26

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	26,521,935	GBP	16,500,000	Citibank N.A.	11/20/2014	130,397	—	130,397
USD	2,676,878	GBP	1,662,073	Citibank N.A.	11/28/2014	18,592	—	18,592
						$440,849	($95,566)	$345,283

Currency abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2014, the fund used CDS as a Buyer of protection to manage against postential credit events. The following table summarizes the credit default swap contracts the fund held as of October 31, 2014 as a Buyer of protection.

	Reference obligation	USD notional amount	(Pay)/received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX IG CDSI S23 5YR DEAL	$145,700,000	(1.000)%	Dec 2019	($2,201,153)	($549,417)	($2,750,570)
		$145,700,000			($2,201,153)	($549,417)	($2,750,570)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2014 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2014 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 10-31-14	USD notional amount	(Pay)/received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX NA AM.4	1.84%	$4,650,000	0.500%	Feb 2051	($815,920)	$626,236	($189,684)
Citibank N.A.	CMBX.NA.AAA.4	0.58%	4,000,000	0.350%	Feb 2051	(735,167)	705,981	(29,186)
Citibank N.A.	CMBX.NA.A.4	1.84%	5,150,000	0.500%	Feb 2051	(658,032)	447,952	(210,080)
			$13,800,000			($2,209,119)	$1,780,169	($428,950)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q1	10/14
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		12/14

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsAbsolute Return Currency Fund

As of 10-31-14 (unaudited)
Short-term investments 95.9%				$1,902,792,728
(Cost $1,902,784,135)
	Yield* (%)	Maturity date	Par value	Value
U.S. Government 95.9%				1,902,792,728
U.S. Treasury Bill	0.030	03-26-15	506,000,000	$505,914,486
U.S. Treasury Bill	0.033	12-04-14	500,000,000	499,999,000
U.S. Treasury Bill	0.040	03-19-15	150,000,000	149,978,700
U.S. Treasury Bill	0.046	03-05-15	232,000,000	231,966,592
U.S. Treasury Bill	0.050	11-20-14	50,000,000	49,999,950
U.S. Treasury Bill	0.050	01-15-15	100,000,000	99,997,500
U.S. Treasury Bill	0.050	04-23-15	250,000,000	249,937,750
U.S. Treasury Bill	0.054	11-28-14	40,000,000	39,999,800
U.S. Treasury Bill	0.055	01-08-15	75,000,000	74,998,950
Total investments (Cost $1,902,784,135)† 95.9%				$1,902,792,728
Other assets and liabilities, net 4.1%				$81,780,677
Total net assets 100.0%				$1,984,573,405

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
*	Yield represents the annualized yield at the date of purchase.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,902,784,135. Net unrealized appreciation aggregated $8,593, of which $35,146 related to appreciated investment securities and $26,553 related to depreciated investment securities.

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

The following table summarizes the forward foreign currency contracts held by the fund at 10-31-14:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	247,313,716	USD	222,739,753	Barclays Bank PLC Wholesale	12/17/2014	—	($5,761,031)	($5,761,031)
AUD	130,036,374	USD	118,267,148	Deutsche Bank AG London	12/17/2014	—	(4,180,769)	(4,180,769)
AUD	331,497,161	USD	300,438,355	J. Aron & Company	12/17/2014	—	(9,601,957)	(9,601,957)
AUD	199,023,072	USD	174,657,327	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(46,019)	(46,019)
CAD	354,482,265	USD	320,555,145	Barclays Bank PLC Wholesale	12/17/2014	—	(6,370,319)	(6,370,319)
CAD	311,203,526	USD	282,125,827	Deutsche Bank AG London	12/17/2014	—	(6,299,827)	(6,299,827)
CAD	48,261,489	USD	42,800,325	J. Aron & Company	12/17/2014	—	(25,189)	(25,189)
CAD	217,829,652	USD	198,934,409	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(5,867,568)	(5,867,568)
CHF	178,730,652	USD	190,893,423	Barclays Bank PLC Wholesale	12/17/2014	—	(5,056,664)	(5,056,664)
CHF	14,399,648	USD	15,421,017	Deutsche Bank AG London	12/17/2014	—	(448,857)	(448,857)
CHF	166,552,154	USD	175,652,700	J. Aron & Company	12/17/2014	—	(2,478,640)	(2,478,640)
CHF	132,367,543	USD	140,404,830	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(2,774,521)	(2,774,521)
EUR	117,740,507	USD	151,756,670	Barclays Bank PLC Wholesale	12/17/2014	—	(4,170,626)	(4,170,626)
EUR	33,138,193	USD	42,211,096	Deutsche Bank AG London	12/17/2014	—	(672,845)	(672,845)
EUR	309,401,432	USD	397,441,467	J. Aron & Company	12/17/2014	—	(9,611,193)	(9,611,193)
EUR	113,563,279	USD	143,637,397	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(1,287,450)	(1,287,450)
GBP	49,332,435	USD	80,166,316	Barclays Bank PLC Wholesale	12/17/2014	—	(1,276,744)	(1,276,744)
GBP	46,903,954	USD	75,498,152	Deutsche Bank AG London	12/17/2014	—	(492,066)	(492,066)
GBP	26,116,714	USD	42,461,711	J. Aron & Company	12/17/2014	—	(697,375)	(697,375)
GBP	43,272,525	USD	70,782,580	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(1,583,664)	(1,583,664)
JPY	28,579,043,154	USD	272,271,939	Barclays Bank PLC Wholesale	12/17/2014	—	(17,721,936)	(17,721,936)
JPY	17,064,105,824	USD	160,669,568	Deutsche Bank AG London	12/17/2014	—	(8,681,688)	(8,681,688)
JPY	117,062,549,895	USD	1,104,908,869	J. Aron & Company	12/17/2014	—	(62,247,224)	(62,247,224)
JPY	13,839,637,215	USD	130,496,155	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(7,228,217)	(7,228,217)
NOK	1,512,583,058	USD	234,158,776	Barclays Bank PLC Wholesale	12/17/2014	—	(10,229,602)	(10,229,602)
NOK	1,270,073,770	USD	198,212,807	Deutsche Bank AG London	12/17/2014	—	(10,185,731)	(10,185,731)
NOK	1,457,859,282	USD	226,188,976	J. Aron & Company	12/17/2014	—	(10,361,344)	(10,361,344)
NOK	2,795,934,563	USD	444,423,774	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(30,501,834)	(30,501,834)
NZD	55,632,870	USD	43,389,745	Barclays Bank PLC Wholesale	12/17/2014	—	(205,243)	(205,243)
NZD	5,619,483	USD	4,388,316	Deutsche Bank AG London	12/17/2014	—	(26,244)	(26,244)
NZD	114,228,201	USD	89,343,583	J. Aron & Company	12/17/2014	—	(674,999)	(674,999)
NZD	229,795,977	USD	185,848,508	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(7,471,507)	(7,471,507)
SEK	1,560,432,267	USD	218,876,001	Barclays Bank PLC Wholesale	12/17/2014	—	(7,528,693)	(7,528,693)
SEK	229,265,675	USD	32,176,769	Deutsche Bank AG London	12/17/2014	—	(1,124,679)	(1,124,679)
SEK	162,530,263	USD	22,733,728	J. Aron & Company	12/17/2014	—	(720,383)	(720,383)
SEK	314,893,736	USD	44,009,486	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(1,359,800)	(1,359,800)
SGD	14,623,315	USD	11,549,912	Barclays Bank PLC Wholesale	12/17/2014	—	(169,014)	(169,014)
SGD	17,655,352	USD	14,106,530	Deutsche Bank AG London	12/17/2014	—	(365,887)	(365,887)
SGD	7,874,092	USD	6,220,630	Morgan Stanley Capital Services, Inc.	12/17/2014	—	(92,455)	(92,455)
USD	40,695,080	AUD	46,472,349	Barclays Bank PLC Wholesale	12/17/2014	—	(77,065)	(77,065)
USD	8,074,369	AUD	9,334,336	Deutsche Bank AG London	12/17/2014	—	(115,037)	(115,037)
USD	92,523,252	AUD	105,953,289	J. Aron & Company	12/17/2014	—	(434,023)	(434,023)
USD	211,842,118	AUD	232,205,933	Morgan Stanley Capital Services, Inc.	12/17/2014	$8,118,090	—	8,118,090
USD	29,330,609	CAD	32,519,433	Barclays Bank PLC Wholesale	12/17/2014	507,976	—	507,976
USD	8,420,357	CAD	9,482,711	Deutsche Bank AG London	12/17/2014	15,638	—	15,638
USD	172,447,025	CAD	192,013,604	J. Aron & Company	12/17/2014	2,261,474	—	2,261,474
USD	96,996,224	CAD	108,312,351	Morgan Stanley Capital Services, Inc.	12/17/2014	996,790	—	996,790
USD	560,358,674	CHF	525,556,123	Barclays Bank PLC Wholesale	12/17/2014	13,907,098	—	13,907,098
USD	345,239,663	CHF	322,303,416	Deutsche Bank AG London	12/17/2014	10,121,868	—	10,121,868
USD	811,563,956	CHF	761,126,440	J. Aron & Company	12/17/2014	20,176,081	—	20,176,081
USD	251,611,616	CHF	233,152,129	Morgan Stanley Capital Services, Inc.	12/17/2014	9,189,651	—	9,189,651

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	68,970,967	EUR	53,417,444	Barclays Bank PLC Wholesale	12/17/2014	2,012,963	—	2,012,963
USD	584,824,603	EUR	451,758,640	Deutsche Bank AG London	12/17/2014	18,551,599	—	18,551,599
USD	813,900,047	EUR	630,183,642	J. Aron & Company	12/17/2014	23,973,851	—	23,973,851
USD	280,822,263	EUR	218,129,414	Morgan Stanley Capital Services, Inc.	12/17/2014	7,400,157	—	7,400,157
USD	42,882,072	GBP	26,825,841	Barclays Bank PLC Wholesale	12/17/2014	—	(16,259)	(16,259)
USD	38,901,090	GBP	24,177,564	Deutsche Bank AG London	12/17/2014	237,731	—	237,731
USD	174,130,392	GBP	107,635,188	J. Aron & Company	12/17/2014	2,006,435	—	2,006,435
USD	13,667,787	GBP	8,528,264	Morgan Stanley Capital Services, Inc.	12/17/2014	29,882	—	29,882
USD	907,714	JPY	97,108,126	Barclays Bank PLC Wholesale	12/17/2014	42,784	—	42,784
USD	8,960,441	JPY	966,600,083	Deutsche Bank AG London	12/17/2014	351,054	—	351,054
USD	3,227,126	JPY	345,964,071	J. Aron & Company	12/17/2014	145,667	—	145,667
USD	27,631,848	JPY	2,929,987,584	Morgan Stanley Capital Services, Inc.	12/17/2014	1,534,811	—	1,534,811
USD	201,779,596	NOK	1,295,624,450	Barclays Bank PLC Wholesale	12/17/2014	9,969,893	—	9,969,893
USD	62,951,925	NOK	397,618,815	Deutsche Bank AG London	12/17/2014	4,086,758	—	4,086,758
USD	74,562,778	NOK	479,987,822	J. Aron & Company	12/17/2014	3,503,359	—	3,503,359
USD	182,159,688	NOK	1,171,015,404	Morgan Stanley Capital Services, Inc.	12/17/2014	8,797,632	—	8,797,632
USD	83,953,845	NZD	102,513,873	Barclays Bank PLC Wholesale	12/17/2014	4,378,399	—	4,378,399
USD	157,543,774	NZD	192,664,605	Deutsche Bank AG London	12/17/2014	7,989,656	—	7,989,656
USD	142,106,950	NZD	176,230,982	J. Aron & Company	12/17/2014	5,309,277	—	5,309,277
USD	56,401,369	NZD	70,670,454	Morgan Stanley Capital Services, Inc.	12/17/2014	1,544,083	—	1,544,083
USD	186,705,373	SEK	1,355,203,117	Barclays Bank PLC Wholesale	12/17/2014	3,154,606	—	3,154,606
USD	162,978,941	SEK	1,161,139,912	Deutsche Bank AG London	12/17/2014	5,712,395	—	5,712,395
USD	327,055,364	SEK	2,324,610,437	J. Aron & Company	12/17/2014	12,206,607	—	12,206,607
USD	441,154,523	SEK	3,124,729,179	Morgan Stanley Capital Services, Inc.	12/17/2014	17,936,471	—	17,936,471
USD	208,614,453	SGD	263,140,155	Barclays Bank PLC Wholesale	12/17/2014	3,820,185	—	3,820,185
USD	22,416,897	SGD	28,542,741	Deutsche Bank AG London	12/17/2014	202,920	—	202,920
USD	238,481,355	SGD	300,161,117	J. Aron & Company	12/17/2014	4,874,758	—	4,874,758
USD	142,013,937	SGD	179,268,453	Morgan Stanley Capital Services, Inc.	12/17/2014	2,494,556	—	2,494,556
						$217,563,155	($246,242,188)	($28,679,033)
Currency Abbreviations
AUD		Australian Dollar	NOK	Norwegian Krone
CAD		Canadian Dollar	NZD	New Zealand Dollar
CHF		Swiss Franc	SEK	Swedish Krona
EUR		Euro	SGD	Singapore Dollar
GBP		Pound Sterling	USD	U.S. Dollar
JPY		Japanese Yen

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2014 the fund used forward foreign currency contracts to gain and manage currency exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q1	10/14
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		12/14

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsFundamental All Cap Core Fund

As of 10-31-14 (unaudited)
	Shares	Value
Common stocks 99.3%		$151,061,481
(Cost $146,408,383)
Consumer discretionary 24.6%		37,370,680
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	27,964	2,112,961
Household durables 8.3%
Lennar Corp., Class A	156,219	6,729,915
NVR, Inc. (I)	2,292	2,813,613
Tempur Sealy International, Inc. (I)	59,312	3,122,184
Internet and catalog retail 8.3%
Amazon.com, Inc. (I)	41,344	12,628,938
Specialty retail 4.9%
CarMax, Inc. (I)	47,065	2,631,404
Group 1 Automotive, Inc.	30,371	2,594,595
Lowe's Companies, Inc.	37,732	2,158,270
Textiles, apparel and luxury goods 1.7%
adidas AG	35,391	2,578,800
Consumer staples 2.4%		3,663,349
Beverages 2.4%
Diageo PLC, ADR	11,500	1,356,655
SABMiller PLC	40,781	2,306,694
Energy 4.0%		6,171,162
Energy equipment and services 1.7%
National Oilwell Varco, Inc.	18,757	1,362,508
Schlumberger, Ltd.	13,102	1,292,643
Oil, gas and consumable fuels 2.3%
Cabot Oil & Gas Corp.	66,642	2,072,566
Range Resources Corp.	21,103	1,443,445
Financials 26.9%		40,843,808
Banks 10.9%
Bank of America Corp.	455,603	7,818,147
CIT Group, Inc.	38,326	1,875,291
Citigroup, Inc.	107,121	5,734,187
JPMorgan Chase & Company	18,990	1,148,515
Capital markets 12.6%
AllianceBernstein Holding LP	170,138	4,525,671
Morgan Stanley	121,924	4,261,244
Northern Trust Corp.	26,251	1,740,441
T. Rowe Price Group, Inc.	41,647	3,418,802
The Goldman Sachs Group, Inc.	27,651	5,253,413
Insurance 3.4%
American International Group, Inc.	94,607	5,068,097
Health care 3.6%		5,451,775
Health care providers and services 1.8%
AMN Healthcare Services, Inc. (I)	155,497	2,666,774
Health care technology 0.3%
Castlight Health, Inc., B Shares (I)	34,070	426,216

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

	Shares	Value
Health care (continued)
Pharmaceuticals 1.5%
Theravance, Inc.	147,240	$2,358,785
Industrials 5.7%		8,757,730
Aerospace and defense 1.4%
TransDigm Group, Inc.	12,022	2,248,475
Electrical equipment 1.5%
Sensata Technologies Holding NV (I)	46,340	2,261,855
Professional services 1.1%
IHS, Inc., Class A (I)	12,794	1,676,398
Trading companies and distributors 1.7%
United Rentals, Inc. (I)	23,360	2,571,002
Information technology 28.2%		42,925,426
Communications equipment 4.2%
QUALCOMM, Inc.	80,404	6,312,518
Internet software and services 16.9%
Alibaba Group Holding, Ltd., ADR (I)	4,292	423,191
Bankrate, Inc. (I)	385,283	4,184,173
eBay, Inc. (I)	72,981	3,831,503
Facebook, Inc., Class A (I)	126,161	9,460,813
Google, Inc., Class A (I)	4,184	2,375,968
Google, Inc., Class C (I)	4,184	2,339,191
LinkedIn Corp., Class A (I)	13,524	3,096,455
IT services 1.2%
Blackhawk Network Holdings, Inc., Class B (I)	56,918	1,901,061
Software 1.6%
Workday, Inc., Class A (I)	25,148	2,401,131
Technology hardware, storage and peripherals 4.3%
EMC Corp.	151,126	4,341,850
NetApp, Inc.	52,747	2,257,572
Materials 3.9%		5,877,551
Containers and packaging 1.8%
Avery Dennison Corp.	59,434	2,784,483
Paper and forest products 2.1%
Louisiana-Pacific Corp. (I)	211,854	3,093,068
	Par value	Value
Short-term investments 0.7%		$1,008,000
(Cost $1,008,000)
Repurchase agreement 0.7%		1,008,000
Barclays Tri-Party Repurchase Agreement dated 10-31-14 at 0.070% to be repurchased at $1,008,006 on 11-3-14, collateralized by $989,700 Treasury Inflation Index Notes, 0.625% due 1-15-24 (valued at $1,028,265, including interest)	1,008,000	1,008,000
Total investments (Cost $147,416,383)† 100.0%		$152,069,481
Other assets and liabilities, net 0.0%		($21,410)
Total net assets 100.0%		$152,048,071

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $147,493,865. Net unrealized appreciation aggregated $4,575,616, of which $9,106,893 related to appreciated investment securities and $4,531,277 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$37,370,680	$34,791,880	$2,578,800	—
Consumer staples	3,663,349	1,356,655	2,306,694	—
Energy	6,171,162	6,171,162	—	—
Financials	40,843,808	40,843,808	—	—
Health care	5,451,775	5,451,775	—	—
Industrials	8,757,730	8,757,730	—	—
Information technology	42,925,426	42,925,426	—	—
Materials	5,877,551	5,877,551	—	—
Short-term investments	1,008,000	—	1,008,000	—
Total Investments in Securities	$152,069,481	$146,175,987	$5,893,494	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q1	10/14
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		12/14

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsFundamental Large Cap Core Fund

As of 10-31-14 (unaudited)
	Shares	Value
Common stocks 97.3%		$47,931,571
(Cost $40,981,520)
Consumer discretionary 16.9%		8,325,251
Hotels, restaurants and leisure 2.0%
McDonald's Corp.	5,236	490,772
Starbucks Corp.	6,553	495,145
Household durables 6.5%
Lennar Corp., Class A	33,241	1,432,022
NVR, Inc. (I)	754	925,595
Tempur Sealy International, Inc. (I)	16,281	857,032
Internet and catalog retail 5.0%
Amazon.com, Inc. (I)	8,100	2,474,226
Specialty retail 3.4%
CarMax, Inc. (I)	13,738	768,092
Lowe's Companies, Inc.	15,426	882,367
Consumer staples 5.3%		2,609,197
Beverages 4.2%
Diageo PLC, ADR	5,536	653,082
PepsiCo, Inc.	8,743	840,814
SABMiller PLC	10,372	586,671
Tobacco 1.1%
Philip Morris International, Inc.	5,939	528,630
Energy 9.1%		4,457,519
Energy equipment and services 2.3%
Schlumberger, Ltd.	11,520	1,136,563
Oil, gas and consumable fuels 6.8%
Apache Corp.	8,199	632,963
Cabot Oil & Gas Corp.	14,309	445,010
Chevron Corp.	3,960	475,002
Exxon Mobil Corp.	5,059	489,256
Occidental Petroleum Corp.	10,406	925,406
Southwestern Energy Company (I)	10,868	353,319
Financials 25.7%		12,666,811
Banks 13.4%
Bank of America Corp.	136,205	2,337,278
Citigroup, Inc.	29,310	1,568,964
JPMorgan Chase & Company	36,037	2,179,518
Wells Fargo & Company	9,860	523,467
Capital markets 7.6%
Morgan Stanley	22,386	782,391
State Street Corp.	6,255	472,002
T. Rowe Price Group, Inc.	11,088	910,214
The Goldman Sachs Group, Inc.	8,321	1,580,907
Consumer finance 0.9%
American Express Company	5,016	451,189
Insurance 3.8%
American International Group, Inc.	26,285	1,408,087
Prudential Financial, Inc.	5,114	452,794

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Core Fund

	Shares	Value
Health care 7.1%		3,519,674
Biotechnology 2.1%
Amgen, Inc.	6,488	$1,052,224
Health care equipment and supplies 1.5%
Medtronic, Inc.	10,840	738,854
Pharmaceuticals 3.5%
Merck & Company, Inc.	15,614	904,675
Novartis AG, ADR	8,889	823,921
Industrials 6.2%		3,045,278
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	5,308	556,862
Industrial conglomerates 3.0%
Danaher Corp.	6,301	506,600
General Electric Company	36,600	944,646
Machinery 0.9%
Caterpillar, Inc.	4,532	459,590
Professional services 1.2%
IHS, Inc., Class A (I)	4,408	577,580
Information technology 27.0%		13,307,841
Communications equipment 4.3%
QUALCOMM, Inc.	26,985	2,118,592
Internet software and services 12.8%
Alibaba Group Holding, Ltd., ADR (I)	1,065	105,009
eBay, Inc. (I)	22,206	1,165,815
Facebook, Inc., Class A (I)	26,927	2,019,256
Google, Inc., Class A (I)	1,760	999,451
Google, Inc., Class C (I)	1,760	983,981
LinkedIn Corp., Class A (I)	4,499	1,030,091
Software 2.0%
Oracle Corp.	24,887	971,837
Technology hardware, storage and peripherals 7.9%
Apple, Inc.	23,286	2,514,888
EMC Corp.	48,692	1,398,921
Short-term investments 2.0%		$1,002,000
(Cost $1,002,000)
Repurchase agreement 2.0%		1,002,000
Barclays Tri-Party Repurchase Agreement dated 10-31-14 at 0.070% to be repurchased at $1,002,006 on 11-3-14, collateralized by $983,800 Treasury Inflation Index Notes, 0.625% due 1-15-24 (valued at $1,022,135, including interest)	1,002,000	1,002,000
Total investments (Cost $41,983,520)† 99.3%		$48,933,571
Other assets and liabilities, net 0.7%		$336,215
Total net assets 100.0%		$49,269,786

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $42,080,449. Net unrealized appreciation aggregated $6,853,122, of which $7,104,602 related to appreciated investment securities and $251,480 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$8,325,251	$8,325,251	—	—
Consumer staples	2,609,197	2,022,526	$586,671	—
Energy	4,457,519	4,457,519	—	—
Financials	12,666,811	12,666,811	—	—
Health care	3,519,674	3,519,674	—	—
Industrials	3,045,278	3,045,278	—	—
Information technology	13,307,841	13,307,841	—	—
Short-term investments	1,002,000	—	1,002,000	—
Total Investments in Securities	$48,933,571	$47,344,900	$1,588,671	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	372Q1	10/14
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		12/14

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsFundamental Large Cap Value Fund

As of 10-31-14 (unaudited)
	Shares	Value
Common stocks 97.2%		$1,360,359,634
(Cost $1,060,149,297)
Consumer discretionary 12.2%		170,545,537
Household durables 7.2%
Lennar Corp., Class A	1,150,180	49,549,753
NVR, Inc. (I)	17,925	22,004,372
Tempur Sealy International, Inc. (I)	548,626	28,879,673
Specialty retail 3.9%
Advance Auto Parts, Inc.	152,496	22,410,812
Lowe's Companies, Inc.	565,439	32,343,111
Textiles, apparel and luxury goods 1.1%
adidas AG	210,768	15,357,816
Consumer staples 10.0%		139,801,601
Beverages 5.6%
Diageo PLC, ADR	142,596	16,822,050
Heineken Holding NV	207,049	13,420,210
PepsiCo, Inc.	247,854	23,836,119
SABMiller PLC	423,120	23,932,917
Food products 0.9%
Danone SA	192,590	13,160,165
Household products 1.3%
The Procter & Gamble Company	205,434	17,928,225
Tobacco 2.2%
Imperial Tobacco Group PLC	363,132	15,775,116
Philip Morris International, Inc.	167,698	14,926,799
Energy 11.4%		160,546,846
Energy equipment and services 2.4%
National Oilwell Varco, Inc.	193,512	14,056,712
Weatherford International PLC (I)	1,242,878	20,408,057
Oil, gas and consumable fuels 9.0%
Apache Corp.	339,756	26,229,163
Cabot Oil & Gas Corp.	573,103	17,823,503
Chevron Corp.	190,805	22,887,060
Exxon Mobil Corp.	144,600	13,984,266
Occidental Petroleum Corp.	404,148	35,940,882
Southwestern Energy Company (I)	283,519	9,217,203
Financials 32.5%		454,651,758
Banks 16.7%
Bank of America Corp.	3,933,555	67,499,804
CIT Group, Inc.	608,846	29,790,835
Citigroup, Inc.	935,365	50,070,088
JPMorgan Chase & Company	1,083,048	65,502,743
Wells Fargo & Company	394,236	20,929,989
Capital markets 11.7%
AllianceBernstein Holding LP	1,177,829	31,330,251
Morgan Stanley	1,094,239	38,243,653
Northern Trust Corp.	232,543	15,417,601
State Street Corp.	288,485	21,769,078
The Goldman Sachs Group, Inc.	301,556	57,292,624

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

	Shares	Value
Financials (continued)
Insurance 4.1%
American International Group, Inc.	1,060,390	$56,805,092
Health care 6.1%		85,568,325
Biotechnology 1.3%
Amgen, Inc.	108,548	17,604,315
Health care equipment and supplies 1.7%
Medtronic, Inc.	351,685	23,970,850
Pharmaceuticals 3.1%
Merck & Company, Inc.	378,133	21,909,026
Novartis AG, ADR	238,258	22,084,134
Industrials 9.0%		125,962,649
Air freight and logistics 1.7%
FedEx Corp.	144,431	24,177,749
Electrical equipment 1.6%
Sensata Technologies Holding NV (I)	451,613	22,043,231
Industrial conglomerates 4.3%
Danaher Corp.	228,321	18,357,008
General Electric Company	1,615,742	41,702,301
Trading companies and distributors 1.4%
United Rentals, Inc. (I)	178,833	19,682,360
Information technology 12.7%		177,441,566
Communications equipment 4.3%
Cisco Systems, Inc.	938,042	22,953,888
QUALCOMM, Inc.	476,951	37,445,423
Software 3.3%
Microsoft Corp.	505,016	23,710,501
Oracle Corp.	583,952	22,803,326
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	394,017	42,553,836
Samsung Electronics Company, Ltd.	23,989	27,974,592
Materials 3.3%		45,841,352
Containers and packaging 1.3%
Avery Dennison Corp.	377,310	17,676,974
Paper and forest products 2.0%
Louisiana-Pacific Corp. (I)	1,929,067	28,164,378
	Par value	Value
Short-term investments 2.6%		35,938,000
(Cost $35,938,000)
Barclays Tri-Party Repurchase Agreement dated 10-31-14 at 0.070% to be repurchased at $29,970,175 on 11-3-14, collateralized by $24,457,900 Treasury Inflation Index Notes, 1.625% due 1-15-15 (valued at $30,569,622, including interest)	29,970,000	$29,970,000
Repurchase Agreement with State Street Corp. dated 10-31-14 at 0.000% to be repurchased at $5,968,000 on 11-3-14, collateralized by $6,205,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $6,088,967, including interest)	5,968,000	5,968,000
Total investments (Cost $1,096,087,297)† 99.8%		$1,396,297,634
Other assets and liabilities, net 0.2%		$3,339,843
Total net assets 100.0%		$1,399,637,477

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,095,803,235. Net unrealized appreciation aggregated $300,494,399, of which $308,551,578 related to appreciated investment securities and $8,057,179 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 10-31-14:

United States	86.5%
United Kingdom	4.0%
Switzerland	3.0%
Netherlands	2.5%
South Korea	2.0%
Germany	1.1%
France	0.9%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$170,545,537	$155,187,721	$15,357,816	—
Consumer staples	139,801,601	73,513,193	66,288,408	—
Energy	160,546,846	160,546,846	—	—
Financials	454,651,758	454,651,758	—	—
Health care	85,568,325	85,568,325	—	—
Industrials	125,962,649	125,962,649	—	—
Information technology	177,441,566	149,466,974	27,974,592	—
Materials	45,841,352	45,841,352	—	—
Short-term investments	35,938,000	—	35,938,000	—
Total Investments in Securities	$1,396,297,634	$1,250,738,818	$145,558,816	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q1	10/14
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		12/14

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsDiversified Strategies Fund

As of 10-31-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 33.7%				$14,326,066
(Cost $13,513,905)
Consumer discretionary 2.9%				1,227,800
Auto components 0.6%
Allison Transmission, Inc. (S)	7.125	05-15-19	125,000	131,406
Dana Holding Corp.	6.000	09-15-23	50,000	52,500
Delphi Corp.	5.000	02-15-23	80,000	85,700
Automobiles 0.3%
Ford Motor Company	4.750	01-15-43	10,000	10,202
Ford Motor Credit Company LLC	5.875	08-02-21	70,000	80,871
General Motors Financial Company, Inc.	4.375	09-25-21	25,000	26,190
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (S)	9.125	05-01-19	150,000	161,250
Media 0.3%
AMC Entertainment, Inc.	5.875	02-15-22	35,000	35,700
Cinemark USA, Inc.	4.875	06-01-23	30,000	29,550
Sirius XM Radio, Inc. (S)	5.250	08-15-22	70,000	73,675
Multiline retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08-15-36	175,000	192,206
Specialty retail 0.7%
Automotores Gildemeister SA (S)	8.250	05-24-21	150,000	102,000
AutoNation, Inc.	5.500	02-01-20	50,000	54,525
Conn's, Inc. (S)	7.250	07-15-22	35,000	30,275
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	50,000	46,000
L Brands, Inc.	6.625	04-01-21	50,000	56,625
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250	06-15-21	55,000	59,125
Consumer staples 1.1%				473,999
Beverages 0.4%
Ajecorp BV (S)	6.500	05-14-22	40,000	36,800
Constellation Brands, Inc.	4.250	05-01-23	30,000	30,150
Constellation Brands, Inc.	4.750	11-15-24	15,000	15,338
Crestview DS Merger Sub II, Inc.	10.000	09-01-21	70,000	77,350
Food and staples retailing 0.1%
Safeway, Inc.	5.000	08-15-19	60,000	60,736
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	50,000	50,000
Tobacco 0.5%
Alliance One International, Inc.	9.875	07-15-21	100,000	95,500
Vector Group, Ltd.	7.750	02-15-21	100,000	108,125
Energy 5.4%				2,289,053
Energy equipment and services 0.4%
Key Energy Services, Inc.	6.750	03-01-21	35,000	31,150
Teine Energy, Ltd. (S)	6.875	09-30-22	20,000	19,050
Trinidad Drilling, Ltd. (S)	7.875	01-15-19	100,000	102,000
Oil, gas and consumable fuels 5.0%
Access Midstream Partners LP	4.875	05-15-23	15,000	15,675
Access Midstream Partners LP	4.875	03-15-24	30,000	31,350
Afren PLC (S)	10.250	04-08-19	200,000	208,040

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp. (S)	5.500	09-15-21	20,000	$20,400
California Resources Corp. (S)	6.000	11-15-24	40,000	41,000
Chesapeake Energy Corp.	5.750	03-15-23	20,000	21,900
Cimarex Energy Company	4.375	06-01-24	35,000	35,569
Compressco Partners LP (S)	7.250	08-15-22	20,000	19,800
Ecopetrol SA	5.875	09-18-23	150,000	167,250
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	35,000	38,238
EP Energy LLC	7.750	09-01-22	20,000	21,100
EV Energy Partners LP	8.000	04-15-19	100,000	98,500
Halcon Resources Corp.	8.875	05-15-21	30,000	24,600
Kinder Morgan Energy Partners LP	5.800	03-15-35	200,000	208,771
Midstates Petroleum Company, Inc.	9.250	06-01-21	100,000	85,000
Newfield Exploration Company	5.750	01-30-22	100,000	108,250
Pertamina Persero PT (S)	5.250	05-23-21	200,000	210,000
Pertamina Persero PT (S)	6.450	05-30-44	200,000	213,000
Petrobras International Finance Company SA	5.375	01-27-21	25,000	25,597
Petroleos de Venezuela SA	5.375	04-12-27	50,000	23,750
Petroleos de Venezuela SA (S)	8.500	11-02-17	200,000	151,480
Petroleos Mexicanos	5.500	01-21-21	150,000	165,833
Rex Energy Corp.	8.875	12-01-20	15,000	15,825
Summit Midstream Holdings LLC	7.500	07-01-21	30,000	32,550
TransCanada PipeLines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	100,000	101,000
WPX Energy, Inc.	6.000	01-15-22	50,000	52,375
Financials 11.6%				4,933,845
Banks 5.0%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04-15-24	200,000	157,000
Bank of America Corp.	4.200	08-26-24	25,000	25,168
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250	09-05-24	35,000	34,956
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	35,000	37,669
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	200,000	206,440
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	60,000	56,888
HBOS PLC (S)	6.000	11-01-33	95,000	106,952
ICICI Bank, Ltd. (S)	5.750	11-16-20	200,000	222,221
JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	50,000	47,375
JPMorgan Chase & Company (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	65,000	68,484
JPMorgan Chase & Company (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	200,000	216,750
Rabobank Nederland NV	3.875	02-08-22	85,000	89,899
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	200,000	261,000
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	200,000	191,510
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	200,000	211,320
Synovus Financial Corp.	7.875	02-15-19	20,000	22,500
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	30,000	28,500
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	55,000	56,546
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	100,000	109,390
Capital markets 0.8%
Fifth Street Finance Corp.	4.875	03-01-19	35,000	36,247
FS Investment Corp.	4.000	07-15-19	35,000	35,134
Jefferies Group LLC	6.875	04-15-21	200,000	234,236
The Goldman Sachs Group, Inc.	5.750	01-24-22	10,000	11,517
Walter Investment Management Corp. (S)	7.875	12-15-21	40,000	37,700

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.3%
Ally Financial, Inc.	5.125	09-30-24	65,000	$67,600
Credit Acceptance Corp. (S)	6.125	02-15-21	40,000	41,400
Diversified financial services 0.5%
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	100,000	116,500
Nationstar Mortgage LLC	7.875	10-01-20	30,000	29,475
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	50,000	50,000
Insurance 3.3%
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	40,000	41,612
AXA SA	8.600	12-15-30	200,000	269,250
CNA Financial Corp.	7.250	11-15-23	200,000	248,240
Liberty Mutual Group, Inc. (S)	6.500	03-15-35	50,000	60,886
Liberty Mutual Group, Inc. (S)	7.800	03-15-37	200,000	234,000
Lincoln National Corp. (6.050% to 4-20-17, then 3 month LIBOR + 2.040%)	6.050	04-20-67	150,000	152,625
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000	10-18-42	200,000	210,500
Pacific LifeCorp. (S)	6.000	02-10-20	25,000	28,484
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	10,000	10,000
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	45,000	47,700
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	50,000	52,499
USI, Inc. (S)	7.750	01-15-21	40,000	40,500
Real estate investment trusts 1.6%
American Tower Corp.	4.700	03-15-22	40,000	41,574
ARC Properties Operating Partnership LP	4.600	02-06-24	50,000	48,618
Iron Mountain, Inc.	5.750	08-15-24	45,000	45,900
Iron Mountain, Inc.	6.000	08-15-23	45,000	47,363
MPT Operating Partnership LP	6.375	02-15-22	35,000	37,188
MPT Operating Partnership LP	6.875	05-01-21	100,000	107,000
Omega Healthcare Investors, Inc. (S)	4.500	01-15-25	25,000	24,520
Prologis LP	6.875	03-15-20	73,000	86,097
Weyerhaeuser Company	7.375	03-15-32	200,000	261,012
Real estate management and development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17, then 5 Year USGG + 11.052%) (Q)(S)	12.000	03-20-17	30,000	27,900
Health care 0.5%				218,176
Health care equipment and supplies 0.1%
Crimson Merger Sub, Inc. (S)	6.625	05-15-22	25,000	23,375
Health care providers and services 0.3%
HCA, Inc.	5.250	04-15-25	30,000	31,088
HCA, Inc.	7.500	02-15-22	100,000	116,125
Pharmaceuticals 0.1%
Mallinckrodt International Finance SA (S)	5.750	08-01-22	25,000	26,188
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	20,000	21,400
Industrials 3.9%				1,641,315
Aerospace and defense 0.7%
Huntington Ingalls Industries, Inc.	7.125	03-15-21	150,000	161,250
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	150,000	137,250
Airlines 1.4%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01-31-18	77,974	82,848
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06-20-20	24,339	25,738
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01-02-18	22,482	23,801
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	64,120	74,058

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	125,808	$145,308
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07-02-18	132,878	147,495
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	35,000	35,438
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	20,000	19,400
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	22,358	24,761
Commercial services and supplies 0.4%
Ahern Rentals, Inc. (S)	9.500	06-15-18	20,000	21,350
Casella Waste Systems, Inc.	7.750	02-15-19	40,000	40,800
Safway Group Holding LLC (S)	7.000	05-15-18	100,000	103,250
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	50,000	51,750
Industrial conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	200,000	201,500
Tenedora Nemak SA de CV (S)	5.500	02-28-23	20,000	20,794
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08-01-20	24,000	25,980
Trinity Industries, Inc.	4.550	10-01-24	30,000	29,262
Trading companies and distributors 0.4%
Aircastle, Ltd.	6.250	12-01-19	25,000	26,625
International Lease Finance Corp. (S)	7.125	09-01-18	100,000	113,250
United Rentals North America, Inc.	5.750	11-15-24	25,000	26,219
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	100,000	103,188
Information technology 0.2%				72,013
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250	10-15-22	20,000	21,050
Internet software and services 0.1%
Ancestry.com, Inc.	11.000	12-15-20	45,000	50,963
Materials 2.4%				1,018,561
Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000	05-07-20	100,000	110,750
NOVA Chemicals Corp. (S)	5.000	05-01-25	45,000	46,406
W.R. Grace & Co-Conn (S)	5.125	10-01-21	10,000	10,419
Construction materials 0.2%
American Gilsonite Company (S)	11.500	09-01-17	70,000	72,450
Containers and packaging 0.1%
Tekni-Plex, Inc. (S)	9.750	06-01-19	28,000	30,590
Metals and mining 1.2%
AngloGold Ashanti Holdings PLC	8.500	07-30-20	60,000	64,500
Commercial Metals Company	7.350	08-15-18	150,000	166,500
Rain CII Carbon LLC (S)	8.000	12-01-18	40,000	41,200
SunCoke Energy, Inc.	7.625	08-01-19	37,000	38,843
Vale Overseas, Ltd.	4.625	09-15-20	200,000	211,014
Paper and forest products 0.5%
Georgia-Pacific LLC	7.250	06-01-28	171,000	225,889

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 3.2%				1,383,654
Diversified telecommunication services 1.9%
CenturyLink, Inc.	5.800	03-15-22	50,000	$53,000
CenturyLink, Inc.	7.600	09-15-39	200,000	202,000
GTP Acquisition Partners I LLC (S)	4.704	05-15-18	50,000	49,219
T-Mobile USA, Inc.	6.250	04-01-21	15,000	15,656
Telecom Italia Capital SA	6.999	06-04-18	35,000	39,156
Telecom Italia Capital SA	7.200	07-18-36	200,000	214,500
Telefonica Emisiones SAU	5.134	04-27-20	200,000	221,319
Windstream Corp.	7.500	06-01-22	40,000	42,500
Wireless telecommunication services 1.3%
Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	209,000
Millicom International Cellular SA (S)	6.625	10-15-21	200,000	214,000
Ooredoo International Finance, Ltd. (S)	7.875	06-10-19	100,000	123,304
Utilities 2.5%				1,067,650
Electric utilities 1.9%
DPL, Inc.	7.250	10-15-21	200,000	212,500
Dynegy Finance I, Inc. (S)	7.625	11-01-24	10,000	10,600
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	100,000	103,750
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	200,000	212,520
Majapahit Holding BV (S)	7.750	01-20-20	150,000	174,563
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	30,000	30,450
NRG Yield Operating LLC (S)	5.375	08-15-24	20,000	20,800
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	35,000	38,529
Independent power and renewable electricity producers 0.4%
NRG Energy, Inc.	8.250	09-01-20	150,000	162,188
Multi-utilities 0.2%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	100,000	101,750
U.S. Government and Agency obligations 7.5%				$3,175,189
(Cost $3,158,290)
U.S. Government 5.4%				2,275,845
Treasury Inflation Protected Securities
Inflation Indexed Bond	0.125	04-15-17	227,255	230,753
Inflation Indexed Bond	1.250	07-15-20	169,059	180,391
Inflation Indexed Bond	1.875	07-15-15	218,897	222,916
U.S. Treasury
Bond	3.125	02-15-42	70,000	71,159
Note	1.000	06-30-19	500,000	487,305
Note	1.500	12-31-18	835,000	837,479
Note	2.375	08-15-24	245,000	245,842
U.S. Government Agency 2.1%				899,344
Federal Home Loan Bank
Bond	2.900	09-05-25	19,048	18,550
Bond	3.170	10-04-27	15,000	14,531
Bond	3.250	06-21-27	21,212	21,060
Federal Home Loan Mortgage Corp.
Freddie Mac Pool	4.000	12-01-40	459,046	491,896
Freddie Mac Pool	4.500	12-01-40	323,586	353,307

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 0.6%					$242,659
(Cost $256,434)
Argentina 0.1%					30,932
Republic of Argentina Bond (H)	8.280	12-31-33		35,051	30,932
Brazil 0.2%					104,945
Federative Republic of Brazil Note	10.000	01-01-21	BRL	275,000	104,945
Mexico 0.3%					106,782
Government of Mexico Bond	10.000	12-05-24	MXN	1,100,000	106,782
Capital preferred securities 0.5%					$220,988
(Cost $197,587)
Financials 0.5%					220,988
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37		35,000	44,713
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38		30,000	42,900
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65		100,000	106,500
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37		25,000	26,875
Convertible bonds 0.6%					$263,363
(Cost $302,225)
Consumer discretionary 0.3%					115,425
Hotels, restaurants and leisure 0.3%
MGM Resorts International	4.250	04-15-15		90,000	115,425
Financials 0.2%					77,563
Capital markets 0.2%
Walter Investment Management Corp.	4.500	11-01-19		100,000	77,563
Health care 0.1%					70,375
Pharmaceuticals 0.1%
Vivus, Inc. (S)	4.500	05-01-20		100,000	70,375
Term loans (M) 2.7%					$1,153,000
(Cost $1,152,687)
Consumer discretionary 0.4%					162,758
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc.	6.750	08-15-18	23,727		23,705
Media 0.3%
iHeartCommunications, Inc.	3.804	01-29-16	930		921
iHeartCommunications, Inc.	6.904	01-30-19	110,259		104,001
iHeartCommunications, Inc.	7.654	07-30-19	35,461		34,131
Consumer staples 0.2%					87,721
Household products 0.2%
The Sun Products Corp.	5.500	03-23-20	98,013		87,721
Energy 0.5%					199,850
Energy equipment and services 0.2%
Paragon Offshore Finance Company	3.750	07-18-21	100,000		92,750
Oil, gas and consumable fuels 0.3%
FTS International, Inc.	5.750	04-16-21	109,091		107,100

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Health care 0.3%				131,274
Health care providers and services 0.3%
Catalent Pharma Solutions, Inc.	6.500	12-29-17	22,091	$22,036
CRC Health Corp.	9.000	09-28-21	50,000	51,094
National Mentor Holdings, Inc.	4.750	01-31-21	58,706	58,144
Industrials 0.4%				193,358
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.750	12-27-19	98,250	97,298
Airlines 0.2%
Delta Air Lines, Inc.	3.250	10-18-18	98,250	96,060
Information technology 0.2%				94,450
Software 0.2%
BMC Software Finance, Inc.	5.000	09-10-20	95,778	94,450
Utilities 0.7%				283,589
Electric utilities 0.7%
Texas Competitive Electric Holdings Company LLC	3.750	05-05-16	282,178	283,589
Collateralized mortgage obligations 5.3%				$2,265,716
(Cost $2,226,389)
Commercial and residential 4.8%				2,039,701
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.732	08-25-35	21,902	20,664
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.328	12-25-46	1,091,089	89,533
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.372	06-25-45	46,827	43,513
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	100,000	113,301
Banc of America Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.754	09-15-26	100,000	100,400
Commercial Mortgage Pass Through Certificates
Series 2014-CR16, Class C (P)	4.906	04-10-47	45,000	47,554
Series 2014-FL4, Class D (P) (S)	2.405	07-13-31	50,000	49,994
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000	08-25-37	89,981	83,836
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.500	04-15-27	35,000	34,943
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.300	07-15-29	100,000	99,746
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.919	11-05-30	100,000	100,001
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	100,000	102,624
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.213	07-25-35	581,465	40,801
Series 2005-AR8, Class AX2 IO	2.207	04-25-35	590,367	46,182
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.836	04-15-47	55,000	56,962
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C (P) (S)	2.165	12-15-28	100,000	99,814
Series 2014-FBLU, Class D (P) (S)	2.765	12-15-28	100,000	99,814
Series 2014-FL5, Class C (P) (S)	2.257	07-15-31	85,000	85,030
Series 2014-INN, Class F (P) (S)	4.152	06-15-29	100,000	99,252
Series 2014-PHH, Class C (P) (S)	2.252	08-15-27	100,000	100,462

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295	09-09-32	85,000	$86,811
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.977	08-25-34	59,113	58,364
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781	10-05-25	100,000	100,091
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.963	05-10-63	531,567	43,355
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947	12-13-29	100,000	100,960
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.570	01-25-45	23,189	21,312
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03-18-28	80,000	78,241
Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	40,000	36,141
U.S. Government Agency 0.5%				226,015
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	310,570	37,494
Series 4077, Class IK IO	5.000	07-15-42	87,510	19,037
Series K018, Class X1 IO	1.605	01-25-22	398,165	32,277
Series K710, Class X1 IO	1.914	05-25-19	275,588	18,824
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11-25-42	146,027	31,702
Series 2012-137, Class WI IO	3.500	12-25-32	213,095	42,961
Series 407, Class C6 IO	5.500	01-25-40	110,712	25,334
Government National Mortgage Association Series 2012-114, Class IO IO	1.030	01-16-53	215,166	18,386
Asset backed securities 2.8%				$1,181,045
(Cost $1,163,500)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.695	10-25-35	75,000	66,959
Ally Auto Receivables Trust Series 2014-2, Class A4	1.890	01-15-20	60,000	60,484
Ally Master Owner Trust Series 2012-4, Class A	1.720	07-15-19	20,000	20,164
American Express Credit Account Master Trust Series 2014-1, Class A4	0.260	04-15-20	65,000	65,298
CarMax Auto Owner Trust Series 2014-3, Class A3	1.330	06-17-19	55,000	55,039
Chase Issuance Trust Series 2014-A6, Class A	1.260	07-15-19	46,000	46,081
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760	12-16-19	15,000	15,094
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	35,000	39,284
Series 2014-A8, Class A8	1.730	04-09-20	80,000	80,305
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265	06-25-37	24,169	24,958
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.110	02-25-35	53,855	54,960
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	40,000	39,954
Series 2014-4, Class A1	1.400	08-15-19	80,000	80,046
GE Equipment Midticket LLC Series 2014-1, Class A4	1.000	08-22-23	15,000	15,064

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310	10-15-20	45,000	$44,910
John Deere Owner Trust Series 2014-B, Class A4	1.500	06-15-21	45,000	45,098
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.605	06-25-35	65,000	59,897
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	40,000	40,035
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	52,113	52,061
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.594	11-25-35	35,000	32,702
Series 2006-OPT2, Class A3 (P)	0.419	05-25-36	22,581	20,926
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.655	02-25-35	52,408	50,460
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	28,000	28,188
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	35,000	35,047
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250	10-20-26	93,126	92,980
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	15,000	15,051
			Shares	Value
Common stocks 30.0%				$12,753,281
(Cost $12,230,828)
Consumer discretionary 3.8%				1,619,667
Auto components 0.2%
Bridgestone Corp.			1,900	63,494
Tenneco, Inc. (I)			489	25,604
Automobiles 1.1%
Ford Motor Company			4,689	66,068
General Motors Company			5,091	159,857
Nissan Motor Company, Ltd.			15,800	144,123
Toyota Motor Corp.			1,600	96,283
Hotels, restaurants and leisure 0.4%
Buffalo Wild Wings, Inc. (I)			366	54,636
Las Vegas Sands Corp.			568	35,364
Norwegian Cruise Line Holdings, Ltd. (I)			2,111	82,329
Household durables 0.2%
Lennar Corp., Class A			1,513	65,180
Internet and catalog retail 0.6%
Amazon.com, Inc. (I)			633	193,356
The Priceline Group, Inc. (I)			49	59,104
Media 0.5%
Lions Gate Entertainment Corp.			1,694	56,122
Pearson PLC			3,853	72,223
Viacom, Inc., Class B			1,362	98,990
Multiline retail 0.2%
Macy's, Inc.			1,296	74,935
Specialty retail 0.3%
Lowe's Companies, Inc.			2,488	142,314

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.3%
Movado Group, Inc.	2,233	$78,825
Wolverine World Wide, Inc.	1,874	50,860
Consumer staples 2.1%		876,678
Beverages 0.2%
PepsiCo, Inc.	1,027	98,767
Food and staples retailing 0.4%
CVS Health Corp.	871	74,741
Koninklijke Ahold NV	5,008	83,877
Food products 0.4%
Mondelez International, Inc., Class A	3,219	113,502
Unilever NV	1,793	69,494
Personal products 0.2%
Pola Orbis Holdings, Inc.	1,800	73,922
Tobacco 0.9%
British American Tobacco PLC	2,100	119,023
Japan Tobacco, Inc.	1,500	51,179
Philip Morris International, Inc.	2,159	192,173
Energy 2.4%		1,024,380
Energy equipment and services 0.6%
Noble Corp. PLC	2,789	58,346
Paragon Offshore PLC	531	2,586
Schlumberger, Ltd.	1,115	110,006
Weatherford International PLC (I)	4,919	80,770
Oil, gas and consumable fuels 1.8%
Apache Corp.	1,168	90,170
Denbury Resources, Inc.	9,676	119,982
Devon Energy Corp.	1,400	84,000
Occidental Petroleum Corp.	1,018	90,531
Range Resources Corp.	1,854	126,814
Royal Dutch Shell PLC, Class A	3,470	123,954
Suncor Energy, Inc.	1,400	49,756
Total SA	1,465	87,465
Financials 6.6%		2,789,545
Banks 4.5%
Bank of America Corp.	5,493	94,260
Barclays PLC	56,584	217,617
BB&T Corp.	2,560	96,973
BBCN Bancorp, Inc.	3,110	43,975
Citigroup, Inc.	2,951	157,967
HSBC Holdings PLC	17,615	179,591
JPMorgan Chase & Company	5,918	357,921
Royal Bank of Scotland Group PLC (I)	8,583	53,365
Standard Chartered PLC	4,588	69,062
Sumitomo Mitsui Financial Group, Inc.	3,900	159,053
SVB Financial Group (I)	359	40,204
U.S. Bancorp	3,263	139,004
UniCredit SpA	14,823	107,359
Wells Fargo & Company	3,269	173,551

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Capital markets 1.2%
AllianceBernstein Holding LP	1,788	$47,561
Credit Suisse Group AG (I)	3,554	94,692
Morgan Stanley	1,785	62,386
T. Rowe Price Group, Inc.	557	45,724
The Carlyle Group LP	3,276	90,942
The Goldman Sachs Group, Inc.	817	155,222
Diversified financial services 0.2%
Berkshire Hathaway, Inc., Class B (I)	682	95,589
Insurance 0.7%
American International Group, Inc.	1,624	86,998
Arthur J. Gallagher & Company	972	46,364
MetLife, Inc.	3,211	174,165
Health care 4.6%		1,970,254
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (I)	310	59,322
Amgen, Inc.	809	131,204
Biogen Idec, Inc. (I)	360	115,589
Celgene Corp. (I)	893	95,631
Emergent Biosolutions, Inc. (I)	2,213	50,058
Health care equipment and supplies 0.4%
Align Technology, Inc. (I)	674	35,466
Baxter International, Inc.	1,082	75,891
Medtronic, Inc.	1,224	83,428
Health care providers and services 0.1%
Fresenius Medical Care AG & Company KGaA	739	54,241
Health care technology 0.1%
athenahealth, Inc. (I)	263	32,218
Life sciences tools and services 0.1%
Bio-Rad Laboratories, Inc., Class A (I)	346	39,036
Pharmaceuticals 2.8%
AbbVie, Inc.	1,459	92,588
GlaxoSmithKline PLC	4,394	99,366
Johnson & Johnson	1,968	212,111
Novartis AG	3,219	298,732
Pfizer, Inc.	3,815	114,259
Roche Holding AG	841	248,180
Sanofi	1,465	132,934
Industrials 3.3%		1,419,019
Aerospace and defense 1.3%
Precision Castparts Corp.	228	50,320
Safran SA	1,696	107,414
The Boeing Company	608	75,945
TransDigm Group, Inc.	408	76,308
United Technologies Corp.	2,249	240,643
Air freight and logistics 0.2%
FedEx Corp.	708	118,519
Electrical equipment 0.5%
Eaton Corp. PLC	2,546	174,121

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Prysmian SpA	2,200	$38,129
Industrial conglomerates 0.7%
Danaher Corp.	823	66,169
General Electric Company	7,271	187,665
Rheinmetall AG	970	41,794
Machinery 0.4%
CNH Industrial NV	6,291	51,337
Cummins, Inc.	433	63,296
Hoshizaki Electric Company, Ltd.	1,000	48,438
Professional services 0.1%
The Advisory Board Company (I)	946	50,772
Trading companies and distributors 0.1%
Watsco, Inc.	277	28,149
Information technology 4.9%		2,059,148
Communications equipment 0.9%
Cisco Systems, Inc.	2,532	61,958
QUALCOMM, Inc.	3,974	311,999
Internet software and services 1.0%
eBay, Inc. (I)	1,442	75,705
Facebook, Inc., Class A (I)	916	68,691
Google, Inc., Class A (I)	299	169,793
Google, Inc., Class C (I)	177	98,957
IT services 0.2%
Visa, Inc., Class A	372	89,812
Semiconductors and semiconductor equipment 0.1%
Infineon Technologies AG	6,265	61,038
Software 1.2%
Microsoft Corp.	6,083	285,597
Oracle Corp.	2,405	93,915
SAP SE	1,018	69,362
Synchronoss Technologies, Inc. (I)	995	51,412
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	4,503	486,324
EMC Corp.	3,451	99,147
Lenovo Group, Ltd.	24,000	35,438
Materials 1.3%		561,785
Chemicals 0.4%
Akzo Nobel NV	628	41,879
E.I. du Pont de Nemours & Company	1,159	80,145
The Sherwin-Williams Company	191	43,846
Containers and packaging 0.5%
Amcor, Ltd.	11,471	119,147
Avery Dennison Corp.	2,598	121,716
Metals and mining 0.3%
Anglo American PLC	1,773	37,434
Freeport-McMoRan Copper & Gold, Inc.	2,899	82,622
Paper and forest products 0.1%
Louisiana-Pacific Corp. (I)	2,397	34,996

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Telecommunication services 1.0%		432,805
Diversified telecommunication services 0.8%
Koninklijke KPN NV	30,467	$100,289
Nippon Telegraph & Telephone Corp.	1,400	87,106
Telefonica SA	5,391	81,122
Verizon Communications, Inc.	1,377	69,256
Wireless telecommunication services 0.2%
Vodafone Group PLC	28,577	95,032
Preferred securities 1.4%		$621,684
(Cost $607,253)
Consumer staples 0.2%		61,954
Household products 0.2%
Henkel AG & Company KGaA	626	61,954
Financials 0.8%		359,105
Banks 0.4%
Regions Financial Corp., 6.375%	1,935	48,607
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,150	58,566
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	46,002
Wells Fargo & Company, Series L, 7.500%	18	21,672
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	28,716
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)	43	43,065
Discover Financial Services, 6.500%	1,100	28,237
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	2,104	56,240
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	500	28,000
Industrials 0.1%		38,641
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	662	38,641
Telecommunication services 0.2%		102,880
Diversified telecommunication services 0.2%
Intelsat SA, 5.750%	2,000	102,880
Utilities 0.1%		59,104
Electric utilities 0.0%
Exelon Corp., 6.500%	364	19,176
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	39,928
Investment companies 11.4%		$4,871,196
(Cost $4,778,824)
Exchange-traded funds 11.4%		4,871,196
Energy Select Sector SPDR Fund	1,176	102,806
Financial Select Sector SPDR Fund	9,710	231,486
iShares Global Infrastructure ETF	6,070	262,710
iShares MSCI India ETF	3,185	101,538
iShares MSCI Singapore ETF	16,650	220,946
iShares MSCI South Korea Capped ETF	5,900	345,917

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Exchange-traded funds (continued)
iShares MSCI Taiwan ETF	11,200	$176,064
iShares Transportation Average ETF	1,470	230,349
iShares U.S. Oil & Gas Exploration & Production ETF	1,053	85,304
Market Vectors Coal ETF	2,242	37,441
Market Vectors Gold Miners ETF	1,691	29,102
Market Vectors Oil Service ETF	2,157	97,496
Materials Select Sector SPDR Fund	2,100	101,640
PowerShares DB Base Metals Fund (I)	1,213	20,900
PowerShares DB Commodity Index Tracking Fund (I)	7,414	165,480
PowerShares DB Gold Fund (I)	689	26,726
SPDR Barclays High Yield Bond ETF	5,460	220,366
SPDR S&P China ETF	5,725	455,653
SPDR S&P Global Natural Resources ETF	2,804	132,489
SPDR S&P Homebuilders ETF	7,275	226,471
SPDR S&P Retail ETF	1,305	115,427
Vanguard Consumer Discretionary ETF	1,040	115,710
Vanguard FTSE Emerging Markets ETF	2,874	122,547
Vanguard Global ex-U.S. Real Estate ETF	2,175	123,671
Vanguard Health Care ETF	1,865	230,756
Vanguard Information Technology ETF	3,425	349,316
Vanguard Materials ETF	303	32,842
Vanguard REIT ETF	1,736	137,127
WisdomTree Europe SmallCap Dividend Fund	2,130	110,717
WisdomTree International SmallCap Dividend Fund	2,050	120,868
WisdomTree Japan Hedged Equity Fund	2,626	141,331
Total investments (Cost $39,587,922)† 96.5%		$41,074,187
Other assets and liabilities, net 3.5%		$1,481,858
Total net assets 100.0%		$42,556,045

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Other abbreviations
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
USGG	U.S. Generic Government Yield Index
Footnotes
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,014,358 or 18.8% of the fund's net assets as of 10-31-14.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $39,634,884. Net unrealized appreciation aggregated $1,439,303, of which $2,488,859 related to appreciated investment securities and $1,049,556 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 10-31-14:

United States	76.1%

SEE NOTES TO FUND'S INVESTMENTS15

Diversified Strategies Fund

United Kingdom	3.4%
France	2.6%
Japan	2.2%
Netherlands	2.1%
Switzerland	1.7%
Luxembourg	1.5%
Cayman Islands	1.3%
Indonesia	1.0%
Brazil	0.8%
Other countries	7.3%
Total	100.0%

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$14,326,066	—	$14,326,066	—
U.S. Government and Agency obligations	3,175,189	—	3,175,189	—
Foreign government obligations	242,659	—	242,659	—
Capital preferred securities	220,988	—	220,988	—
Convertible bonds	263,363	—	263,363	—
Term loans	1,153,000	—	1,153,000	—
Collateralized mortgage obligations	2,265,716	—	2,265,716	—
Asset backed securities	1,181,045	—	1,181,045	—
Common stocks	12,753,281	$8,969,837	3,783,444	—
Preferred securities	621,684	516,665	105,019	—
Investment companies	4,871,196	4,871,196	—	—
Total Investments in Securities	$41,074,187	$14,357,698	$26,716,489	—
Other Financial Instruments:
Futures	$33,727	$33,727	—	—
Forward foreign currency contracts	$23,418	—	$23,418	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2014, the fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, and substitute for securities purchased. The following table summarizes the contracts held at October 31, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	2	Long	Mar 2015	$254,535	$251,281	($3,254)
U.S. Treasury Ultra Bond Futures	2	Long	Dec 2014	307,379	313,625	6,246
Nikkei 225 Futures	1	Long	Dec 2014	141,300	146,806	5,506
10-Year U.S. Treasury Note Futures	7	Short	Dec 2014	(877,783)	(884,516)	(6,733)
CAC 40 Index Futures	2	Short	Dec 2014	(110,700)	(105,891)	4,809
FTSE/JSE Top 40 Futures	2	Short	Dec 2014	(81,630)	(81,024)	606
German Euro BUND Futures	1	Short	Dec 2014	(188,046)	(189,113)	(1,067)
Mini MSCI EAFE Index Futures	1	Short	Dec 2014	(95,323)	(91,800)	3,523
Mini MSCI Emerging Markets Index Futures	14	Short	Dec 2014	(752,678)	(709,520)	43,159
Russell 2000 Mini Index Futures	2	Short	Dec 2014	(231,835)	(234,200)	(2,365)
S&P 500 Index E-Mini Futures	13	Short	Dec 2014	(1,291,620)	(1,307,410)	(15,790)
SPI 200 Index Futures	2	Short	Dec 2014	(241,879)	(242,792)	(913)
						$33,727

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at October 31, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	85,704	USD	75,000	State Street Bank and Trust Company	12/10/2014	$230	—	$230
GBP	170,820	USD	279,154	Deutsche Bank AG London	12/10/2014	—	($5,974)	(5,974)
GBP	68,715	USD	110,000	Royal Bank of Canada	12/10/2014	—	(109)	(109)
MXN	1,827,615	USD	136,838	State Street Bank and Trust Company	12/10/2014	—	(1,409)	(1,409)
USD	178,130	AUD	201,822	Barclays Bank PLC Wholesale	12/10/2014	973	—	973
USD	100,000	AUD	113,714	Royal Bank of Canada	12/10/2014	184	—	184
USD	100,000	CAD	112,117	Royal Bank of Canada	12/10/2014	611	—	611
USD	374,829	CAD	416,404	Toronto Dominion Bank	12/10/2014	5,697	—	5,697
USD	239,262	EUR	187,000	UBS AG	12/10/2014	4,871	—	4,871
USD	94,000	INR	5,833,640	Royal Bank of Canada	12/17/2014	—	(170)	(170)
USD	310,000	JPY	33,778,840	Royal Bank of Canada	12/10/2014	9,176	—	9,176
USD	309,539	JPY	33,708,850	State Street Bank and Trust Company	12/10/2014	9,338	—	9,338
						$31,080	($7,662)	$23,418

Currency Abbreviations
AUD	Australian Dollar	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso

Currency Abbreviations
GBP	Pound Sterling	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q1	10/14
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		12/14

John Hancock

Emerging Leaders Fund

(formerly, China Emerging Leaders Fund)

Quarterly portfolio holdings 10/31/14

Fund's investmentsEmerging Leaders Fund

As of 10-31-14 (Unaudited)
	Shares	Value
Common stocks 99.5%		$274,557,215
(Cost $282,909,675)
China 77.4%		213,518,798
AAC Technologies Holdings, Inc.	11,500	68,912
Agricultural Bank of China, Ltd., H Shares	10,051,000	4,670,631
Air China, Ltd., H Shares	774,000	500,243
Aluminum Corp. of China, Ltd., H Shares (I)	1,660,000	743,232
Angang Steel Company, Ltd., H Shares	316,000	232,309
Anhui Conch Cement Company, Ltd., H Shares	508,000	1,663,630
ANTA Sports Products, Ltd.	340,000	667,347
Bank of China, Ltd., H Shares	30,142,000	14,427,497
Bank of Communications Company, Ltd., H Shares	4,072,000	3,042,711
BBMG Corp., H Shares	349,500	247,135
Biostime International Holdings, Ltd.	76,000	172,076
Byd Company, Ltd., H Shares	271,500	1,726,514
China CITIC Bank Corp., Ltd., H Shares	3,775,000	2,459,220
China Coal Energy Company, Ltd., H Shares	1,682,000	1,032,584
China Communications Construction Company, Ltd., H Shares	1,884,000	1,446,315
China Communications Services Corp., Ltd., H Shares	332,000	155,464
China Construction Bank Corp., H Shares	18,686,000	13,941,604
China COSCO Holdings Company, Ltd., H Shares (I)	986,500	444,266
China Eastern Airlines Corp., Ltd., H Shares (I)	564,000	214,737
China Galaxy Securities Company, Ltd., H Shares	576,000	459,233
China Hongqiao Group, Ltd.	315,500	242,776
China International Marine Containers Group Company, Ltd., H Shares	214,700	500,350
China Life Insurance Company, Ltd., H Shares	3,546,000	10,581,160
China Longyuan Power Group Corp., H Shares	1,200,000	1,279,664
China Mengniu Dairy Company, Ltd.	581,000	2,547,661
China Merchants Bank Company, Ltd., H Shares	2,144,500	3,979,775
China Minsheng Banking Corp., Ltd., H Shares	2,884,500	2,897,745
China Molybdenum Company, Ltd., H Shares	399,000	238,954
China National Building Material Company, Ltd., H Shares	1,208,000	1,120,015
China Oilfield Services, Ltd., H Shares	752,000	1,571,713
China Pacific Insurance Group Company, Ltd., H Shares	1,256,200	4,709,004
China Petroleum & Chemical Corp., H Shares	11,742,000	10,182,797
China Railway Construction Corp., H Shares	813,500	859,909
China Railway Group, Ltd., H Shares	1,561,000	960,970
China Shenhua Energy Company, Ltd., H Shares	1,564,000	4,398,103
China Shipping Container Lines Company, Ltd., H Shares (I)	1,015,000	289,474
China Southern Airlines Company, Ltd., H Shares	652,000	228,936
China Telecom Corp., Ltd., H Shares	6,402,000	4,080,988
Chongqing Rural Commercial Bank, H Shares	836,000	402,335
CITIC Securities Company, Ltd., H Shares	474,600	1,181,752
CNOOC, Ltd.	7,497,000	11,720,193
Country Garden Holdings Company, Ltd.	2,061,866	810,061
CSR Corp., Ltd., H Shares	818,000	829,059
Datang International Power Generation Company, Ltd., H Shares	1,142,000	599,529
Dongfang Electric Corp., Ltd., H Shares	88,600	149,918
Dongfeng Motor Group Company, Ltd., H Shares	1,154,000	1,784,612
ENN Energy Holdings, Ltd.	318,000	2,055,107
Evergrande Real Estate Group, Ltd.	2,468,000	948,398
Fosun International, Ltd.	714,500	847,510

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Leaders Fund

	Shares	Value
China (continued)
Geely Automobile Holdings, Ltd.	1,815,000	$810,140
Great Wall Motor Company, Ltd., H Shares	444,500	1,950,552
Guangzhou Automobile Group Company, Ltd., H Shares	968,000	860,007
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	80,000	273,416
Guangzhou R&F Properties Company, Ltd., H Shares	377,600	411,847
Haitian International Holdings, Ltd.	183,000	390,190
Hengan International Group Company, Ltd.	308,000	3,238,608
Hengshi Mining Investments, Ltd. (I)	11,516,000	3,949,967
Huadian Power International Corp., H Shares	236,000	180,878
Huaneng Power International, Inc., H Shares	1,332,000	1,635,895
Industrial & Commercial Bank of China, Ltd., H Shares	20,869,000	13,829,171
Inner Mongolia Yitai Coal Company, H Shares	1,267,000	1,692,010
Jiangsu Expressway Company, Ltd., H Shares	500,000	560,451
Jiangxi Copper Company, Ltd., H Shares	588,000	1,041,420
Kingsoft Corp., Ltd.	230,600	542,096
Lenovo Group, Ltd.	2,708,000	3,998,594
Longfor Properties Company, Ltd.	572,500	664,860
Metallurgical Corp. of China, Ltd., H Shares	1,099,000	301,772
New China Life Insurance Company, Ltd., H Shares	328,100	1,229,925
PetroChina Company, Ltd., H Shares	9,754,000	12,224,032
PICC Property & Casualty Company, Ltd., H Shares	1,350,000	2,476,491
Ping An Insurance Group Company of China, Ltd., H Shares	962,000	7,864,089
Semiconductor Manufacturing International Corp. (I)	3,688,000	382,360
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	700,000	707,864
Shanghai Electric Group Company, Ltd., H Shares	1,148,000	576,651
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	111,000	399,633
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	248,600	622,133
Shenzhou International Group Holdings, Ltd.	226,000	777,336
Sihuan Pharmaceutical Holdings Group, Ltd.	1,690,000	1,353,825
Sino-Ocean Land Holdings, Ltd.	1,113,929	632,599
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,412,000	437,787
Sinopharm Group Company, Ltd., H Shares	409,200	1,606,490
SOHO China, Ltd.	670,500	491,154
Sun Art Retail Group, Ltd.	1,011,000	1,083,822
Tencent Holdings, Ltd.	823,000	13,227,473
Tingyi Cayman Islands Holding Corp.	842,000	2,083,815
Tsingtao Brewery Company, Ltd., H Shares	158,000	1,164,908
Want Want China Holdings, Ltd.	2,496,000	3,389,129
Weichai Power Company, Ltd., H Shares	194,000	744,703
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	191,400	343,509
Yanzhou Coal Mining Company, Ltd., H Shares	816,000	691,063
Zhejiang Expressway Company, Ltd., H Shares	184,000	185,539
Zhuzhou CSR Times Electric Company, Ltd., H Shares	149,500	642,905
Zijin Mining Group Company, Ltd., H Shares	2,464,000	630,934
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	559,200	269,005
ZTE Corp., H Shares	262,400	633,622
Hong Kong 22.1%		61,038,417
Beijing Enterprises Holdings, Ltd.	239,000	1,949,818
Beijing Enterprises Water Group, Ltd. (I)	1,464,200	1,046,472
Belle International Holdings, Ltd.	1,928,000	2,450,941
Brilliance China Automotive Holdings, Ltd.	1,296,000	2,237,782
China Everbright International, Ltd.	1,090,000	1,516,237

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Leaders Fund

			Shares	Value
Hong Kong (continued)
	China Gas Holdings, Ltd.		848,000	$1,511,752
	China Merchants Holdings International Company, Ltd.		483,336	1,527,824
	China Metal Recycling Holdings, Ltd. (I)		14,221,734	0
	China Mobile, Ltd.		1,239,500	15,454,457
	China Overseas Land & Investment, Ltd.		1,820,000	5,292,345
	China Resources Cement Holdings, Ltd.		796,000	539,225
	China Resources Enterprises, Ltd.		510,000	1,213,031
	China Resources Gas Group, Ltd.		366,000	1,043,843
	China Resources Land, Ltd.		854,000	2,029,056
	China Resources Power Holdings Company, Ltd.		800,000	2,328,515
	China South City Holdings, Ltd.		792,000	360,757
	China State Construction International Holdings, Ltd.		740,000	1,145,879
	China Taiping Insurance Holdings Company, Ltd. (I)		322,000	687,084
	China Unicom Hong Kong, Ltd.		2,220,000	3,318,417
	CITIC, Ltd.		600,000	1,051,303
	COSCO Pacific, Ltd.		514,445	678,288
	CSPC Pharmaceutical Group, Ltd.		692,000	636,626
	GCL-Poly Energy Holdings, Ltd. (I)		3,837,000	1,293,155
	Guangdong Investment, Ltd.		1,074,000	1,409,995
	Haier Electronics Group Company, Ltd.		377,000	1,010,932
	Hanergy Solar Group, Ltd. (I)		4,816,000	1,098,823
	Kunlun Energy Company, Ltd.		1,384,000	1,840,716
	New World China Land, Ltd.		86,000	52,169
	Nine Dragons Paper Holdings, Ltd.		281,000	217,437
	Shanghai Industrial Holdings, Ltd.		137,000	421,532
	Shimao Property Holdings, Ltd.		490,000	1,055,860
	Silver Base Group Holdings, Ltd. (I)		20,873,000	2,613,429
	Sino Biopharmaceutical, Ltd.		1,232,000	1,238,774
	Wison Engineering Services Company, Ltd.		12,000,000	765,943
Rights 0.0%				$41,417
(Cost $0)
Hong Kong 0.0%				41,417
	China Taiping Insurance Holdings Company, Ltd. (Expiration Date: 11-18-14; Strike Price: HKD 11.89) (I)		67,620	41,417
	Yield (%)		Shares	Value
Short-term investments 0.2%				$456,900
(Cost $456,900)
Money market funds 0.2%				456,900
State Street Institutional Liquid Reserves Fund	0.0785(Y	)	456,900	456,900
Total investments (Cost $283,366,575)† 99.7%				$275,055,532
Other assets and liabilities, net 0.3%				$949,147
Total net assets 100.0%				$276,004,679

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-14.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $283,614,273. Net unrealized depreciation aggregated $8,558,741, of which $23,124,830 related to appreciated investment securities and $31,683,571 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$213,518,798	—	$212,046,834	$1,471,964
Hong Kong	61,038,417	—	60,272,472	765,945
Rights	41,417	—	41,417	—
Short-term investments	456,900	$456,900	—	—
Total Investments in Securities	$275,055,532	$456,900	$272,360,723	$2,237,909

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	394Q1	10/14
This report is for the information of the shareholders of John Hancock Emerging Leaders Fund.		12/14

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsGlobal Absolute Return Strategies Fund

As of 10-31-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 9.1%					$544,475,062
(Cost $542,000,489)
Australia 0.2%					8,981,278
CNOOC Curtis Funding No. 1 Pty, Ltd.	2.750	10-03-20	EUR	390,000	527,142
Emeco Pty, Ltd. (S)	9.875	03-15-19		1,410,000	1,325,400
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19		1,600,000	1,660,000
Origin Energy Finance, Ltd.	3.500	10-04-21	EUR	300,000	422,569
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250	09-22-70	EUR	1,510,000	2,138,250
Scentre Group Trust 2	3.250	09-11-23	EUR	1,160,000	1,644,062
Telstra Corp., Ltd.	2.500	09-15-23	EUR	920,000	1,263,855
Austria 0.1%					4,265,725
JBS Investments GmbH (S)	7.250	04-03-24		1,050,000	1,115,625
JBS Investments GmbH (S)	7.750	10-28-20		600,000	657,378
Raiffeisen Bank International AG (4.500% to 2-21-20, then 5 Year Euro Swap Rate + 3.300%)	4.500	02-21-25	EUR	900,000	1,048,887
UniCredit Bank Austria AG	2.625	01-30-18	EUR	1,100,000	1,443,835
Belgium 0.1%					4,784,858
Anheuser-Busch InBev NV	4.000	06-02-21	EUR	330,000	490,188
Belfius Bank SA	1.125	05-22-17	EUR	100,000	126,522
Belfius Bank SA/NV	2.250	09-26-18	EUR	1,900,000	2,510,230
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625	03-19-19	EUR	1,350,000	1,657,918
Brazil 0.0%					1,406,579
Telemar Norte Leste SA	5.125	12-15-17	EUR	375,000	493,893
Vale SA	3.750	01-10-23	EUR	180,000	246,150
Vale SA	4.375	03-24-18	EUR	480,000	666,536
Canada 0.2%					13,382,854
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05-15-21		696,189	704,892
Bombardier, Inc. (S)	7.750	03-15-20		500,000	555,000
Cascades, Inc. (S)	5.500	07-15-22		1,170,000	1,153,913
Cascades, Inc.	7.875	01-15-20		512,000	535,040
CHC Helicopter SA	9.250	10-15-20		900,000	963,000
CHC Helicopter SA	9.375	06-01-21		1,310,000	1,391,875
First Quantum Minerals, Ltd. (S)	6.750	02-15-20		618,000	597,915
First Quantum Minerals, Ltd. (S)	7.000	02-15-21		618,000	606,413
First Quantum Minerals, Ltd. (S)	7.250	05-15-22		800,000	780,000
Garda World Security Corp. (S)	7.250	11-15-21		870,000	865,650
Great-West Lifeco, Inc.	2.500	04-18-23	EUR	1,620,000	2,170,024
New Red Finance, Inc. (S)	6.000	04-01-22		1,350,000	1,368,563
NOVA Chemicals Corp. (S)	5.000	05-01-25		683,000	704,344
Resolute Forest Products, Inc.	5.875	05-15-23		1,030,000	986,225
Cayman Islands 0.1%					5,487,195
Hutchison Whampoa Europe Finance 13, Ltd. (3.750% to 5-10-18, then 5 Year Euro Swap Rate + 2.941%) (Q)	3.750	05-10-18	EUR	239,000	306,691
Hutchison Whampoa Finance 09, Ltd.	4.750	11-14-16	EUR	1,350,000	1,836,736
IPIC GMTN, Ltd.	5.875	03-14-21	EUR	1,930,000	3,075,055
UPCB Finance, Ltd.	7.625	01-15-20	EUR	205,000	268,713
Czech Republic 0.0%					159,305
CEZ A/S	4.875	04-16-25	EUR	100,000	159,305

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Denmark 0.1%					$7,670,396
Danske Bank A/S	3.875	02-28-17	EUR	1,282,000	1,735,367
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875	10-04-23	EUR	400,000	539,214
Danske Bank A/S (4.100% to 3-16-15, then 3 month EURIBOR + 1.810%)	4.100	03-16-18	EUR	1,220,000	1,544,132
DONG Energy A/S	4.875	12-16-21	EUR	660,000	1,027,795
DONG Energy A/S	6.500	05-07-19	EUR	600,000	940,114
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875	07-08-18	EUR	1,150,000	1,539,912
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250	06-26-23	EUR	236,000	343,862
Finland 0.0%					171,407
Teollisuuden Voima OYJ	4.625	02-04-19	EUR	120,000	171,407
France 1.1%					64,971,212
Alstom SA	3.625	10-05-18	EUR	500,000	692,228
Alstom SA	4.500	03-18-20	EUR	400,000	587,986
Areva SA	3.250	09-04-20	EUR	1,000,000	1,323,890
Autoroutes du Sud de la France SA	2.950	01-17-24	EUR	200,000	279,596
Autoroutes du Sud de la France SA	7.375	03-20-19	EUR	550,000	882,231
Banque Federative du Credit Mutuel SA	3.000	11-28-23	EUR	400,000	566,915
BNP Paribas SA	2.500	08-23-19	EUR	500,000	677,438
BNP Paribas SA	2.875	11-27-17	EUR	1,600,000	2,153,730
BNP Paribas SA (P)(Q)	7.781	07-02-18	EUR	300,000	437,506
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875	03-20-26	EUR	700,000	903,732
BPCE SA	1.375	05-22-19	EUR	600,000	772,169
BPCE SA	2.000	04-24-18	EUR	800,000	1,051,032
BPCE SA	4.500	02-10-22	EUR	900,000	1,387,997
BPCE SA	5.150	07-21-24		1,100,000	1,131,650
Casino Guichard Perrachon SA	2.798	08-05-26	EUR	900,000	1,144,335
Casino Guichard Perrachon SA	3.157	08-06-19	EUR	600,000	823,786
Casino Guichard Perrachon SA	3.311	01-25-23	EUR	100,000	137,694
Casino Guichard Perrachon SA	4.472	04-04-16	EUR	600,000	793,600
Casino Guichard Perrachon SA	4.726	05-26-21	EUR	300,000	450,526
Christian Dior SA	4.000	05-12-16	EUR	700,000	920,039
Cie Financiere et Industrielle des Autoroutes SA	5.000	05-24-21	EUR	300,000	465,088
CNP Assurances (6.875% to 9-30-21, then 12 month EURIBOR + 4.400%)	6.875	09-30-41	EUR	400,000	603,893
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500	06-23-21	EUR	600,000	764,747
Credit Agricole SA (6.637% to 5-31-17, then 3 month EURIBOR + 1.232%) (Q)	6.637	05-31-17		400,000	425,000
Credit Logement SA (P)(Q)	1.232	03-16-15	EUR	1,350,000	1,459,137
Electricite de France SA	3.875	01-18-22	EUR	500,000	744,453
Electricite de France SA	4.625	09-11-24	EUR	450,000	718,905
Electricite de France SA	4.625	04-26-30	EUR	900,000	1,494,386
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125	01-22-22	EUR	700,000	937,513
Eutelsat SA	2.625	01-13-20	EUR	1,900,000	2,555,202
Eutelsat SA	5.000	01-14-19	EUR	100,000	146,265
GDF Suez	1.375	05-19-20	EUR	400,000	517,521
GDF Suez	3.500	10-18-22	EUR	1,924,000	2,837,187
GDF Suez (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.650%) (Q)	3.875	06-02-24	EUR	800,000	1,037,827
Holding d'Infrastructures de Transport SAS	2.250	03-24-25	EUR	1,000,000	1,270,318
Ingenico	2.500	05-20-21	EUR	1,000,000	1,287,732
Kering	2.500	07-15-20	EUR	300,000	406,047
Lafarge SA	4.750	09-30-20	EUR	710,000	1,036,543
Lafarge SA	6.625	11-29-18	EUR	1,350,000	1,974,864
Lagardere SCA	4.125	10-31-17	EUR	800,000	1,080,612
Legrand SA	4.375	03-21-18	EUR	500,000	701,899

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
France (continued)
Mercialys SA	4.125	03-26-19	EUR	300,000	$424,471
Numericable Group SA (S)	4.875	05-15-19		200,000	199,500
Numericable Group SA	5.375	05-15-22	EUR	400,000	520,528
Numericable Group SA	5.625	05-15-24	EUR	250,000	324,253
Numericable Group SA (S)	6.000	05-15-22		850,000	869,125
Numericable Group SA (S)	6.250	05-15-24		1,175,000	1,208,781
Orange SA	3.875	04-09-20	EUR	620,000	895,853
Orange SA	3.875	01-14-21	EUR	1,200,000	1,754,999
Orange SA (P)(Q)	5.000	10-01-26	EUR	950,000	1,212,162
Orange SA	8.125	01-28-33	EUR	340,000	727,184
Pernod Ricard SA	2.000	06-22-20	EUR	200,000	261,823
Pernod Ricard SA	5.000	03-15-17	EUR	900,000	1,242,816
RCI Banque SA	1.750	07-06-16	EUR	540,000	688,357
RCI Banque SA	4.250	04-27-17	EUR	780,000	1,059,157
RCI Banque SA	5.625	03-13-15	EUR	856,000	1,091,945
Renault SA	3.125	03-05-21	EUR	550,000	732,712
Sanofi	2.500	11-14-23	EUR	600,000	831,079
SGD Group SAS	5.625	05-15-19	EUR	455,000	547,159
Societe Des Autoroutes Paris-Rhin-Rhone	4.875	01-21-19	EUR	400,000	585,126
Societe Fonciere Lyonnaise SA	3.500	11-28-17	EUR	200,000	270,482
Societe Fonciere Lyonnaise SA	4.625	05-25-16	EUR	700,000	931,022
Societe Generale SA	4.000	06-07-23	EUR	600,000	825,618
Societe Generale SA	4.750	03-02-21	EUR	200,000	308,146
Societe Generale SA (6.750% to 4-7-21, then 5 year U.S. Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	660,000	830,387
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18		750,000	792,450
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375	09-04-19	EUR	300,000	455,457
SPCM SA	5.500	06-15-20	EUR	605,000	807,436
SPCM SA (S)	6.000	01-15-22		1,050,000	1,102,500
Veolia Environnement SA	4.625	03-30-27	EUR	400,000	639,431
Veolia Environnement SA	6.750	04-24-19	EUR	980,000	1,552,179
Vinci SA (6.250% to 11-13-15, then 3 month EURIBOR + 3.750%) (Q)	6.250	11-13-15	EUR	350,000	457,810
Vivendi SA	4.125	07-18-17	EUR	300,000	412,149
WPP Finance SA	2.250	09-22-26	EUR	650,000	825,896
Germany 0.3%					16,055,774
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750	10-24-23	EUR	2,600,000	3,587,548
Commerzbank AG	7.750	03-16-21	EUR	1,200,000	1,838,371
Continental AG	3.125	09-09-20	EUR	248,000	345,236
Deutsche Bank AG	1.250	09-08-21	EUR	900,000	1,131,546
Deutsche Bank AG (6.250% to 4-30-20, then 5 Year U.S. Swap Rate + 4.358%) (Q)	6.250	04-30-20		1,400,000	1,388,153
FMC Finance VIII SA	6.500	09-15-18	EUR	575,000	846,660
Henkel AG & Company KGaA (5.375% to 11-25-15, then 3 month EURIBOR + 2.850%)	5.375	11-25-04	EUR	530,000	690,776
KraussMaffei Group GmbH	8.750	12-15-20	EUR	415,000	564,075
Muenchener Rueckversicherungs AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250	05-26-42	EUR	400,000	618,423
Trionista TopCo GmbH	6.875	04-30-21	EUR	575,000	754,802
Unitymedia Hessen GmbH & Company KG	5.750	01-15-23	EUR	540,000	735,912
Unitymedia Hessen GmbH & Company KG	6.250	01-15-29	EUR	1,000,000	1,397,262
Unitymedia Hessen GmbH & Company KG	7.500	03-15-19	EUR	225,000	297,125
Unitymedia KabelBW GmbH	9.500	03-15-21	EUR	200,000	281,332
Unitymedia KabelBW GmbH	9.625	12-01-19	EUR	260,000	342,680
Volkswagen Leasing GmbH	3.250	05-10-18	EUR	900,000	1,235,873

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Ireland 0.3%					$17,001,398
AG Spring Finance II, Ltd.	9.500	06-01-19	EUR	450,000	462,412
Aquarius + Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250	10-02-43	EUR	137,000	188,806
Aquarius + Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		360,000	375,300
Ardagh Glass Finance PLC	8.750	02-01-20	EUR	100,000	130,328
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	500,000	611,074
Ardagh Packaging Finance PLC (S)	7.000	11-15-20		70,588	72,000
Ardagh Packaging Finance PLC (S)	9.125	10-15-20		505,000	544,138
Bank of Ireland	2.000	05-08-17	EUR	800,000	1,009,899
Bank of Ireland	2.750	06-05-16	EUR	400,000	511,965
Bank of Ireland Mortgage Bank	3.125	11-20-15	EUR	540,000	696,440
Bank of Ireland Mortgage Bank	3.625	10-02-20	EUR	650,000	951,697
ERVIA	3.625	12-04-17	EUR	350,000	477,769
ESB Finance, Ltd.	6.250	09-11-17	EUR	1,280,000	1,856,147
Fga Capital Ireland Plc	2.000	10-23-19	EUR	600,000	751,464
FGA Capital Ireland PLC	4.000	10-17-18	EUR	750,000	1,012,702
Fly Leasing Ltd.	6.375	10-15-21		1,300,000	1,293,500
Fly Leasing, Ltd.	6.750	12-15-20		500,000	515,000
GE Capital European Funding	3.625	06-15-17	EUR	536,000	725,308
GE Capital European Funding	4.625	02-22-27	EUR	550,000	907,861
Rottapharm, Ltd.	6.125	11-15-19	EUR	675,000	900,077
Smurfit Kappa Acquisitions	4.125	01-30-20	EUR	615,000	812,112
Smurfit Kappa Acquisitions	5.125	09-15-18	EUR	100,000	136,280
Swisscom AG	2.000	09-30-20	EUR	900,000	1,194,722
Willow No. 2 Ireland PLC	3.375	06-27-22	EUR	600,000	864,397
Israel 0.0%					949,141
Teva Pharmaceutical Finance IV BV	2.875	04-15-19	EUR	700,000	949,141
Italy 0.3%					20,231,752
Assicurazioni Generali SpA	5.125	09-16-24	EUR	900,000	1,417,587
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750	12-12-42	EUR	800,000	1,255,656
Astaldi SpA	7.125	12-01-20	EUR	425,000	557,422
Edison SpA	3.875	11-10-17	EUR	820,000	1,127,721
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000	01-15-75	EUR	500,000	660,316
Eni SpA	3.625	01-29-29	EUR	380,000	562,343
Eni SpA	3.750	09-12-25	EUR	1,000,000	1,495,702
Eni SpA	4.000	06-29-20	EUR	100,000	146,518
GTECH SpA	5.375	12-05-16	EUR	600,000	823,478
GTECH SpA	5.375	02-02-18	EUR	400,000	570,246
GTECH SpA (8.250% to 3-31-16, then 6 month EURIBOR + 5.050%)	8.250	03-31-66	EUR	165,000	216,074
Intesa Sanpaolo SpA	3.000	01-28-19	EUR	400,000	542,260
Intesa Sanpaolo Spa	3.928	09-15-26	EUR	700,000	876,196
Intesa Sanpaolo SpA	4.000	11-09-17	EUR	100,000	137,061
Intesa Sanpaolo SpA	4.125	01-14-16	EUR	100,000	130,578
Intesa Sanpaolo SpA	4.125	09-19-16	EUR	200,000	266,859
Intesa Sanpaolo SpA	4.375	10-15-19	EUR	200,000	290,448
Intesa Sanpaolo SpA	4.875	07-10-15	EUR	400,000	516,248
Intesa Sanpaolo SpA	5.000	02-28-17	EUR	1,900,000	2,613,084
Intesa Sanpaolo SpA	6.625	09-13-23	EUR	230,000	349,190
Intesa Sanpaolo SpA (3.750% to 3-2-15, then 3 month EURIBOR + 0.890%)	3.750	03-02-20	EUR	200,000	246,490
Snam SpA	3.875	03-19-18	EUR	160,000	221,529
Telecom Italia SpA	5.250	02-10-22	EUR	750,000	1,049,214
Telecom Italia SpA	7.000	01-20-17	EUR	1,000,000	1,397,157

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Italy (continued)
UniCredit SpA	4.875	03-07-17	EUR	850,000	$1,166,156
UniCredit SpA	6.125	04-19-21	EUR	270,000	377,668
UniCredit SpA (5.750% to 10-28-20, then 5 Year Euro Swap Rate + 4.100%)	5.750	10-28-25	EUR	900,000	1,218,551
Jamaica 0.0%					1,551,825
Digicel Group, Ltd. (S)	8.250	09-30-20		1,485,000	1,551,825
Jersey, Channel Islands 0.0%					1,996,771
CPUK Finance, Ltd.	11.625	02-28-18	GBP	475,000	818,747
ProSecure Funding LP	4.668	06-30-16	EUR	900,000	1,178,024
Luxembourg 0.5%					26,586,218
Altice SA	7.250	05-15-22	EUR	730,000	944,531
Altice SA (S)	7.750	05-15-22		1,105,000	1,157,488
ArcelorMittal	6.000	03-01-21		1,015,000	1,088,588
Befesa Zinc SA	8.875	05-15-18	EUR	125,000	164,009
Bilbao Luxembourg SA, PIK	10.500	12-01-18	EUR	450,000	592,113
Cabot Financial Luxembourg SA	8.375	08-01-20	GBP	100,000	163,569
Cabot Financial Luxembourg SA	10.375	10-01-19	GBP	625,000	1,091,876
CNH Industrial Finance Europe SA	2.750	03-18-19	EUR	1,270,000	1,596,975
CNH Industrial Finance Europe SA	5.250	03-11-15	EUR	770,000	977,572
CNH Industrial Finance Europe SA	6.250	03-09-18	EUR	1,050,000	1,473,262
Fiat Finance & Trade SA	4.750	07-15-22	EUR	330,000	430,598
Fiat Finance & Trade SA	6.750	10-14-19	EUR	600,000	859,034
Gazprom OAO	3.755	03-15-17	EUR	1,510,000	1,887,526
Geo Debt Finance SCA	7.500	08-01-18	EUR	100,000	96,493
Geo Travel Finance SCA	10.375	05-01-19	EUR	287,676	216,301
Gestamp Funding Luxembourg SA	5.875	05-31-20	EUR	200,000	263,725
Glencore Finance Europe SA	3.375	09-30-20	EUR	500,000	695,596
Glencore Finance Europe SA	5.250	03-22-17	EUR	1,350,000	1,868,879
HeidelbergCement Finance BV	8.000	01-31-17	EUR	800,000	1,143,374
HeidelbergCement Finance Luxembourg SA	6.750	12-15-15	EUR	730,000	973,788
HeidelbergCement Finance Luxembourg SA	7.500	04-03-20	EUR	150,000	235,619
INEOS Group Holdings SA	5.750	02-15-19	EUR	450,000	561,335
INEOS Group Holdings SA (S)	5.875	02-15-19		520,000	519,350
INEOS Group Holdings SA (S)	6.125	08-15-18		545,000	549,769
Intelsat Jackson Holdings SA	6.625	12-15-22		520,000	547,300
Intelsat Luxembourg SA	7.750	06-01-21		1,722,000	1,799,490
Prologis International Funding II SA	2.750	10-23-18	EUR	300,000	399,645
Prologis International Funding II SA	2.875	04-04-22	EUR	1,175,000	1,573,432
Stackpole International Intermediate Company SA (S)	7.750	10-15-21		892,000	906,495
Wind Acquisition Finance SA	4.000	07-15-20	EUR	400,000	493,741
Wind Acquisition Finance SA (S)	6.500	04-30-20		600,000	624,000
Wind Acquisition Finance SA	7.000	04-23-21	EUR	400,000	495,245
Wind Acquisition Finance SA (S)	7.375	04-23-21		200,000	195,500
Marshall Islands 0.0%					1,562,150
Millennium Offshore Services Superholdings LLC (S)	9.500	02-15-18		1,570,000	1,562,150
Mexico 0.1%					6,549,962
America Movil SAB de CV	3.000	07-12-21	EUR	260,000	361,731
America Movil SAB de CV	4.125	10-25-19	EUR	400,000	579,281
America Movil SAB de CV	4.750	06-28-22	EUR	600,000	929,847
America Movil SAB de CV (P)	6.375	09-06-73	EUR	200,000	292,924
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125	09-06-73	EUR	800,000	1,090,241

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Mexico (continued)
Cemex SAB de CV (S)	7.250	01-15-21		375,000	$404,531
Petroleos Mexicanos	3.125	11-27-20	EUR	800,000	1,092,607
Petroleos Mexicanos	5.500	01-09-17	EUR	330,000	455,481
Petroleos Mexicanos	6.375	08-05-16	EUR	973,000	1,343,319
Netherlands 0.8%					48,121,027
ABN AMRO Bank NV (4.310% to 3-10-16, then 3 month EURIBOR + 1.660%) (Q)	4.310	03-10-16	EUR	90,000	114,193
Achmea BV	2.500	11-19-20	EUR	1,160,000	1,559,713
Aegon NV	3.000	07-18-17	EUR	350,000	467,208
Alliander NV (3.250% to 11-27-18,then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250	11-27-18	EUR	1,000,000	1,306,409
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	1,475,000	2,007,932
British American Tobacco Holdings The Netherlands BV	3.125	03-06-29	EUR	220,000	309,223
Coca-Cola HBC Finance BV	4.250	11-16-16	EUR	238,000	319,436
Conti-Gummi Finance BV	2.500	03-20-17	EUR	250,000	326,994
Deutsche Annington Finance BV	2.125	07-25-16	EUR	1,100,000	1,416,337
Deutsche Annington Finance BV	3.125	07-25-19	EUR	500,000	682,963
Deutsche Annington Finance BV	3.625	10-08-21	EUR	700,000	998,807
Deutsche Annington Finance BV (P)	4.625	04-08-74	EUR	500,000	642,239
Deutsche Telekom International Finance BV	6.625	03-29-18	EUR	513,000	773,909
Enel Finance International NV	4.625	06-24-15	EUR	663,000	853,396
Enel Finance International NV	4.875	03-11-20	EUR	940,000	1,407,430
Enel Finance International Nv	5.000	09-14-22	EUR	500,000	778,720
Enel Finance International NV	5.750	10-24-18	EUR	804,000	1,202,049
Fresenius Finance BV	3.000	02-01-21	EUR	600,000	792,755
Fresenius Finance BV	4.250	04-15-19	EUR	270,000	376,224
Gas Natural Fenosa Finance BV	2.875	03-11-24	EUR	300,000	410,047
Grupo Isolux Corsan Finance BV	6.625	04-15-21	EUR	450,000	541,361
HIT Finance BV	5.750	03-09-18	EUR	200,000	291,495
Iberdrola International BV	3.000	01-31-22	EUR	800,000	1,111,462
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500	11-21-23	EUR	685,000	904,748
InterXion Holding NV	6.000	07-15-20	EUR	575,000	749,744
KBC IFIMA NV	4.500	03-27-17	EUR	1,540,000	2,114,256
Koninklijke KPN NV	7.500	02-04-19	EUR	878,000	1,411,518
LeasePlan Corp. NV	2.375	04-23-19	EUR	400,000	533,792
LeasePlan Corp. NV	2.500	09-19-16	EUR	350,000	454,701
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375	07-14-66	EUR	820,000	1,132,294
Petrobras Global Finance BV	2.750	01-15-18	EUR	1,500,000	1,924,839
Playa Resorts Holding BV (S)	8.000	08-15-20		1,785,000	1,856,400
Portugal Telecom International Finance BV	5.875	04-17-18	EUR	600,000	810,162
Rabobank Nederland NV	3.500	10-17-18	EUR	920,000	1,288,380
Rabobank Nederland NV (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	1,750,000	2,212,601
Rabobank Nederland NV (8.375% to 7-26-16, then 5 Year Constant Maturity Treasury + 6.425%) (Q)	8.375	07-26-16		450,000	482,625
Repsol International Finance BV	3.625	10-07-21	EUR	1,100,000	1,576,429
Repsol International Finance BV	4.250	02-12-16	EUR	100,000	131,325
RWE Finance BV	6.500	08-10-21	EUR	380,000	638,956
SABIC Capital I BV	2.750	11-20-20	EUR	720,000	973,998
Samvardhana Motherson Automotive Systems Group BV	4.125	07-15-21	EUR	600,000	729,521
Schaeffler Finance BV	4.250	05-15-18	EUR	620,000	799,096
Schaeffler Finance BV (S)	7.750	02-15-17		200,000	220,000
Schaeffler Finance BV	7.750	02-15-17	EUR	300,000	423,688
Schaeffler Holding Finance BV	6.875	08-15-18	EUR	375,000	493,428
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252	05-25-16	EUR	1,550,000	2,034,646

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
Netherlands (continued)
Telefonica Europe BV	5.875	02-14-33	EUR	230,000	$404,813
Unify Germany Holdings BV	10.750	11-15-15	EUR	92,000	114,713
UPC Holding BV	6.375	09-15-22	EUR	100,000	135,250
UPC Holding BV	8.375	08-15-20	EUR	500,000	673,568
Volkswagen International Finance NV	2.000	03-26-21	EUR	780,000	1,041,705
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year U.S. Swap Rate + 2.534%) (Q)	3.750	03-24-21	EUR	1,350,000	1,780,570
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875	09-04-18	EUR	290,000	385,906
Ziggo Bond Company BV	8.000	05-15-18	EUR	735,000	997,053
Norway 0.1%					5,255,342
DNB Bank ASA	4.375	02-24-21	EUR	1,210,000	1,832,775
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000	09-26-23	EUR	449,000	591,934
Statkraft AS	2.500	11-28-22	EUR	780,000	1,063,422
Statkraft AS	6.625	04-02-19	EUR	690,000	1,082,960
Telenor ASA	2.500	05-22-25	EUR	500,000	684,251
South Africa 0.0%					75,671
Edcon Holdings Pty, Ltd.	13.375	06-30-19	EUR	125,000	75,671
Spain 0.2%					12,370,316
Amadeus Capital Markets SA	4.875	07-15-16	EUR	930,000	1,250,532
Bankia SA	3.500	11-13-14	EUR	450,000	564,348
BBVA Senior Finance SAU	2.375	01-22-19	EUR	100,000	133,525
BBVA Senior Finance SAU	3.250	04-23-15	EUR	400,000	508,059
BBVA Senior Finance SAU	4.375	09-21-15	EUR	500,000	648,613
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	900,000	1,167,287
Catalunya Banc SA	3.500	03-07-16	EUR	200,000	260,623
Ferrovial Emisiones SA	3.375	01-30-18	EUR	900,000	1,217,577
Gas Natural Capital Markets SA	6.000	01-27-20	EUR	400,000	625,474
Iberdrola Finanzas SAU	5.625	05-09-18	EUR	900,000	1,318,681
Telefonica Emisiones SAU	3.661	09-18-17	EUR	350,000	475,122
Telefonica Emisiones SAU	4.710	01-20-20	EUR	900,000	1,331,468
Telefonica Emisiones SAU	4.750	02-07-17	EUR	300,000	410,500
Telefonica Emisiones SAU	4.967	02-03-16	EUR	1,100,000	1,456,384
Telefonica Emisiones SAU	5.811	09-05-17	EUR	700,000	1,002,123
Sweden 0.1%					2,827,167
Atlas Copco AB	2.500	02-28-23	EUR	540,000	744,479
Investor AB	3.250	09-17-18	EUR	550,000	755,569
Nordea Bank AB	4.000	06-29-20	EUR	410,000	604,553
Svenska Handelsbanken AB	4.375	10-20-21	EUR	470,000	722,566
United Arab Emirates 0.0%					1,647,608
Emirates Telecommunications Corp.	2.750	06-18-26	EUR	1,000,000	1,315,808
Glencore Finance Dubai, Ltd.	1.750	05-19-16	EUR	260,000	331,800
United Kingdom 1.2%					70,987,318
Abbey National Treasury Services PLC	1.750	01-15-18	EUR	280,000	363,234
Abbey National Treasury Services PLC	2.000	01-14-19	EUR	200,000	263,367
Abbey National Treasury Services PLC	2.625	07-16-20	EUR	940,000	1,287,774
Anglo American Capital PLC	3.250	04-03-23	EUR	750,000	1,014,508
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	620,000	1,084,797
Avis Budget Finance PLC	6.000	03-01-21	EUR	475,000	625,009

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
Aviva PLC (P)	3.875	07-03-44	EUR	300,000	$382,881
Aviva PLC (5.700% to 9-29-15, then 3 month EURIBOR + 2.350%) (Q)	5.700	09-29-15	EUR	320,000	411,733
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR	1,110,000	1,648,331
Babcock International Group PLC	1.750	10-06-22	EUR	800,000	1,009,628
Barclays Bank PLC	2.250	06-10-24	EUR	750,000	986,254
Barclays Bank PLC	7.625	11-21-22		530,000	577,369
Barclays Bank PLC	10.000	05-21-21	GBP	210,000	437,138
Barclays Plc	1.500	04-01-22	EUR	700,000	877,151
BAT International Finance PLC	3.625	11-09-21	EUR	560,000	818,922
BP Capital Markets PLC	2.213	09-25-26	EUR	800,000	1,018,558
Brambles Finance PLC	4.625	04-20-18	EUR	430,000	607,343
CEVA Group PLC (S)	7.000	03-01-21		1,455,000	1,414,988
CEVA Group PLC (S)	9.000	09-01-21		350,000	336,000
Coventry Building Society	2.250	12-04-17	EUR	1,280,000	1,678,649
Coventry Building Society	2.500	11-18-20	EUR	400,000	534,499
Experian Finance PLC	4.750	02-04-20	EUR	540,000	797,859
FCE Bank PLC	1.875	04-18-19	EUR	600,000	779,003
FCE Bank PLC	1.875	06-24-21	EUR	1,050,000	1,347,795
FCE Bank PLC	2.875	10-03-17	EUR	470,000	625,363
G4S International Finance PLC	2.625	12-06-18	EUR	400,000	532,569
G4S International Finance PLC	2.875	05-02-17	EUR	681,000	897,005
Grainger PLC	5.000	12-16-20	GBP	525,000	840,011
Hammerson PLC	2.000	07-01-22	EUR	600,000	776,293
Hammerson PLC	2.750	09-26-19	EUR	660,000	895,288
Hammerson PLC	4.875	06-19-15	EUR	515,000	663,146
HBOS PLC	4.875	03-20-15	EUR	260,000	330,507
Heathrow Finance PLC	7.125	03-01-17	GBP	980,000	1,677,089
Heathrow Funding, Ltd.	1.875	05-23-22	EUR	600,000	777,432
Heathrow Funding, Ltd.	4.125	10-12-16	EUR	1,000,000	1,340,181
Heathrow Funding, Ltd.	4.375	01-25-17	EUR	560,000	759,940
Heathrow Funding, Ltd.	4.600	02-15-18	EUR	1,060,000	1,492,995
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	380,000	508,611
Imperial Tobacco Finance PLC	2.250	02-26-21	EUR	600,000	786,620
Imperial Tobacco Finance PLC	3.375	02-26-26	EUR	800,000	1,102,692
Imperial Tobacco Finance PLC	5.000	12-02-19	EUR	1,420,000	2,115,413
Imperial Tobacco Finance PLC	8.375	02-17-16	EUR	625,000	861,884
Jaguar Land Rover Automotive PLC	5.000	02-15-22	GBP	375,000	622,383
Jaguar Land Rover Automotive PLC (S)	5.625	02-01-23		150,000	156,000
Jaguar Land Rover Automotive PLC	8.250	03-15-20	GBP	1,025,000	1,799,563
LBG Capital No.2 PLC	15.000	12-21-19	EUR	810,000	1,496,694
Legal & General Group PLC (4.000% to 6-8-15 then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR	410,000	517,645
Lloyds Bank PLC	6.375	06-17-16	EUR	519,000	713,615
Lloyds Bank PLC	6.500	03-24-20	EUR	1,420,000	2,180,566
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) (Q)	7.000	06-27-19	GBP	325,000	518,967
Mondi Finance PLC	3.375	09-28-20	EUR	650,000	891,368
Mondi Finance PLC	5.750	04-03-17	EUR	310,000	432,801
Motability Operations Group PLC	3.250	11-30-18	EUR	1,230,000	1,700,876
National Grid PLC	5.000	07-02-18	EUR	575,000	834,050
Nationwide Building Society	6.750	07-22-20	EUR	1,000,000	1,547,603
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR	1,360,000	1,847,018
Rentokil Initial PLC	3.250	10-07-21	EUR	1,000,000	1,396,508

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
SSE PLC (5.025% to 10-1-15, then 5 Year Euro Swap Rate + 3.150%) (Q)	5.025	10-01-15	EUR	630,000	$811,101
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625	10-01-17	EUR	560,000	764,242
Stagecoach Group PLC	5.750	12-16-16	GBP	200,000	345,014
Tesco Corporate Treasury Services PLC	1.375	07-01-19	EUR	150,000	182,200
Tesco PLC	3.375	11-02-18	EUR	1,000,000	1,322,191
The Royal Bank of Scotland PLC	1.625	06-25-19	EUR	1,300,000	1,678,069
The Royal Bank of Scotland PLC	4.875	01-20-17	EUR	350,000	480,165
The Royal Bank of Scotland PLC	5.375	09-30-19	EUR	164,000	249,343
The Royal Bank of Scotland PLC	6.934	04-09-18	EUR	542,000	774,550
The Royal Bank of Scotland PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625	03-25-24	EUR	210,000	267,138
The Royal Bank of Scotland PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625	09-22-21	EUR	874,000	1,112,985
Thomas Cook Group PLC	7.750	06-22-17	GBP	475,000	784,804
Tullow Oil PLC (S)	6.000	11-01-20		785,000	733,975
UBS AG	1.250	09-03-21	EUR	1,300,000	1,653,401
UBS AG	6.000	04-18-18	EUR	310,000	460,438
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	1,350,000	1,783,236
Virgin Media Finance PLC (S)	6.000	10-15-24		900,000	936,000
Virgin Media Secured Finance PLC	6.000	04-15-21	GBP	650,000	1,086,701
Yorkshire Building Society	2.125	03-18-19	EUR	1,250,000	1,620,279
United States 3.3%					198,820,313
24 Hour Holdings III LLC (S)	8.000	06-01-22		850,000	803,250
Affinia Group, Inc.	7.750	05-01-21		1,485,000	1,503,563
AK Steel Corp.	7.625	10-01-21		800,000	802,000
Aleris International, Inc.	7.625	02-15-18		250,000	257,500
Aleris International, Inc.	7.875	11-01-20		793,000	824,720
Allegiant Travel Company	5.500	07-15-19		975,000	996,938
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21		800,916	820,939
American Airlines 2014-1 Class B Pass Through Trust	4.375	10-01-22		170,000	171,275
American Axle & Manufacturing, Inc.	7.750	11-15-19		809,000	906,080
American Energy-Permian Basin LLC (S)	7.125	11-01-20		180,000	158,288
American Energy-Permian Basin LLC (S)	7.375	11-01-21		755,000	660,625
American International Group, Inc.	5.000	06-26-17	EUR	800,000	1,115,499
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875	03-15-67	EUR	300,000	392,487
Amgen, Inc.	4.375	12-05-18	EUR	630,000	902,062
Amsurg Corp. (S)	5.625	07-15-22		930,000	963,596
Approach Resources, Inc.	7.000	06-15-21		1,430,000	1,315,600
APX Group, Inc.	6.375	12-01-19		695,000	682,838
APX Group, Inc.	8.750	12-01-20		518,000	450,660
AT&T, Inc.	2.400	03-15-24	EUR	289,000	381,209
AT&T, Inc.	2.650	12-17-21	EUR	500,000	684,236
AT&T, Inc.	3.550	12-17-32	EUR	280,000	396,335
Atlas Pipeline Partners LP	6.625	10-01-20		620,000	657,200
Atwood Oceanics, Inc.	6.500	02-01-20		373,000	374,865
Avis Budget Car Rental LLC	5.500	04-01-23		958,000	962,790
Bank of America Corp. (P)	0.922	03-28-18	EUR	750,000	930,934
Bank of America Corp.	1.375	09-10-21	EUR	1,000,000	1,258,376
Bank of America Corp.	2.500	07-27-20	EUR	540,000	730,951
Bank of America Corp.	4.750	04-03-17	EUR	1,200,000	1,655,767
Bank of America Corp.	7.000	06-15-16	EUR	400,000	554,419
Basic Energy Services, Inc.	7.750	10-15-22		835,000	814,125
BlueLine Rental Finance Corp. (S)	7.000	02-01-19		698,000	736,390
BWAY Holding Company (S)	9.125	08-15-21		990,000	1,027,125

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Cablevision Systems Corp.	5.875	09-15-22		635,000	$646,113
Cablevision Systems Corp.	8.625	09-15-17		700,000	791,000
Casella Waste Systems, Inc.	7.750	02-15-19		1,400,000	1,428,000
CCM Merger, Inc. (S)	9.125	05-01-19		2,361,000	2,538,075
CCO Holdings LLC	5.250	09-30-22		500,000	503,125
CCO Holdings LLC	5.750	01-15-24		760,000	778,050
CCOH Safari LLC	5.500	12-01-22		450,000	453,375
CCOH Safari LLC	5.750	12-01-24		625,000	629,688
CDW LLC	8.500	04-01-19		870,000	922,200
CenturyLink, Inc.	5.625	04-01-20		1,096,000	1,161,760
CenturyLink, Inc.	7.600	09-15-39		1,300,000	1,313,000
Cequel Communications Escrow I LLC (S)	6.375	09-15-20		1,710,000	1,782,675
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		540,000	527,175
Chaparral Energy, Inc.	8.250	09-01-21		825,000	829,125
Chassix Holdings, Inc., PIK (S)	10.000	12-15-18		406,000	349,160
Chesapeake Energy Corp.	6.875	11-15-20		1,515,000	1,730,888
Chesapeake Energy Corp.	7.250	12-15-18		740,000	848,225
Chesapeake Oilfield Operating LLC	6.625	11-15-19		125,000	123,750
Chrysler Group LLC	8.250	06-15-21		3,250,000	3,631,875
Citigroup, Inc. (P)	1.686	02-10-19	EUR	720,000	898,975
Citigroup, Inc. (P)	4.750	02-10-19	EUR	630,000	786,603
Citigroup, Inc.	5.000	08-02-19	EUR	120,000	178,869
Citigroup, Inc.	7.375	09-04-19	EUR	1,700,000	2,777,033
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		1,120,000	1,191,400
Cloud Peak Energy Resources LLC	6.375	03-15-24		1,225,000	1,200,500
Community Health Systems, Inc.	5.125	08-01-21		1,685,000	1,760,825
Community Health Systems, Inc.	6.875	02-01-22		1,263,000	1,360,883
Continental Resources, Inc.	4.500	04-15-23		450,000	471,194
Crown Americas LLC	6.250	02-01-21		100,000	105,250
DIRECTV Holdings LLC	2.750	05-19-23	EUR	730,000	982,773
DISH DBS Corp.	5.125	05-01-20		620,000	644,800
DISH DBS Corp.	6.750	06-01-21		875,000	971,250
DJO Finance LLC	7.750	04-15-18		500,000	505,000
DJO Finance LLC	9.875	04-15-18		700,000	736,750
DR Horton, Inc.	4.375	09-15-22		1,010,000	997,375
Eagle Midco, Inc. (S)	9.000	06-15-18		690,000	703,800
Endo Finance LLC (S)	5.750	01-15-22		750,000	753,750
Endo Finance LLC (S)	7.000	12-15-20		1,500,000	1,582,500
Energy XXI Gulf Coast, Inc. (S)	6.875	03-15-24		420,000	331,800
Energy XXI Gulf Coast, Inc.	7.500	12-15-21		776,000	644,080
Ferrellgas LP	6.750	01-15-22		1,275,000	1,284,563
Freescale Semiconductor, Inc.	10.750	08-01-20		1,137,000	1,242,173
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19		954,000	1,021,973
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22		425,000	463,250
Frontier Communications Corp.	6.875	01-15-25		425,000	430,313
Frontier Communications Corp.	7.625	04-15-24		805,000	865,375
Frontier Communications Corp.	8.125	10-01-18		560,000	635,880
Frontier Communications Corp.	9.000	08-15-31		1,300,000	1,410,500
FTS International, Inc. (S)	6.250	05-01-22		1,250,000	1,181,250
General Motors Company	6.250	10-02-43		1,505,000	1,790,950
GenOn Americas Generation LLC	8.500	10-01-21		525,000	496,125
GenOn Energy, Inc.	9.500	10-15-18		1,920,000	2,001,600

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Golden Nugget Escrow, Inc. (S)	8.500	12-01-21		2,383,000	$2,371,085
Goodrich Petroleum Corp.	8.875	03-15-19		2,650,000	2,305,500
Graphic Packaging International, Inc.	4.875	11-15-22		610,000	613,050
Greektown Holdings LLC (S)	8.875	03-15-19		670,000	673,350
Group 1 Automotive, Inc. (S)	5.000	06-01-22		600,000	594,000
Halcon Resources Corp.	8.875	05-15-21		1,515,000	1,242,300
Halcon Resources Corp.	9.750	07-15-20		1,095,000	913,641
Harland Clarke Holdings Corp. (S)	9.250	03-01-21		1,540,000	1,559,250
HCA Holdings, Inc.	7.750	05-15-21		380,000	409,450
HCA, Inc.	4.250	10-15-19		450,000	457,313
HCA, Inc.	5.250	04-15-25		900,000	932,625
HCA, Inc.	7.500	11-15-95		1,960,000	1,881,600
Hexion US Finance Corp.	6.625	04-15-20		1,181,000	1,181,000
Hexion US Finance Corp.	8.875	02-01-18		425,000	419,156
Hiland Partners LP (S)	5.500	05-15-22		420,000	413,700
Hiland Partners LP (S)	7.250	10-01-20		2,010,000	2,125,575
HSBC Finance Corp.	3.750	11-04-15	EUR	720,000	932,810
Huntsman International LLC (S)	5.125	11-15-22		270,000	271,688
IHS, Inc. (S)	5.000	11-01-22		965,000	979,475
Infor Software Parent LLC, PIK (S)	7.125	05-01-21		680,000	688,500
Infor US, Inc.	10.000	04-01-19	EUR	1,420,000	1,984,113
Innovation Ventures LLC (S)	9.500	08-15-19		460,000	453,675
JPMorgan Chase & Company	2.625	04-23-21	EUR	1,750,000	2,400,358
JPMorgan Chase & Company (4.375% to 11-12-14, then 3 month EURIBOR + 1.500%)	4.375	11-12-19	EUR	750,000	940,389
Jurassic Holdings III, Inc. (S)	6.875	02-15-21		700,000	705,250
Kinder Morgan, Inc.	7.750	01-15-32		850,000	1,062,500
Kinetic Concepts, Inc.	10.500	11-01-18		1,336,000	1,472,940
Laureate Education, Inc. (S)	9.750	09-01-19		1,995,000	2,054,850
Level 3 Communications, Inc.	8.875	06-01-19		910,000	975,975
Level 3 Financing, Inc.	8.625	07-15-20		2,095,000	2,304,500
Light Tower Rentals Inc (S)	8.125	08-01-19		1,000,000	985,000
Linn Energy LLC	8.625	04-15-20		264,000	264,660
McGraw-Hill Global Education Holdings LLC	9.750	04-01-21		1,040,000	1,175,200
Mcron Finance Sub LLC (S)	8.375	05-15-19		736,000	783,840
Merck & Co Inc	1.875	10-15-26	EUR	1,000,000	1,269,642
MetroPCS Wireless, Inc.	6.625	11-15-20		850,000	895,688
Metropolitan Life Global Funding I	2.375	09-30-19	EUR	2,400,000	3,231,575
MHGE Parent LLC (S)	8.500	08-01-19		1,000,000	987,500
Midstates Petroleum Company, Inc.	9.250	06-01-21		332,000	282,200
Midstates Petroleum Company, Inc.	10.750	10-01-20		1,212,000	1,078,680
Milacron LLC (S)	7.750	02-15-21		995,000	1,034,800
Morgan Stanley	4.500	02-23-16	EUR	1,450,000	1,911,533
Morgan Stanley	5.375	08-10-20	EUR	200,000	308,447
Morgan Stanley	5.500	10-02-17	EUR	840,000	1,199,379
MPG Holdco I, Inc. (S)	7.375	10-15-22		590,000	619,500
New Academy Finance Company LLC, PIK (S)	8.000	06-15-18		425,000	427,656
Novelis, Inc.	8.750	12-15-20		780,000	851,175
NPC International, Inc.	10.500	01-15-20		880,000	917,400
NRG Energy, Inc.	8.250	09-01-20		760,000	821,750
Oasis Petroleum, Inc.	6.875	03-15-22		700,000	728,000
Paperworks Industries, Inc. (S)	9.500	08-15-19		600,000	613,500
Parsley Energy LLC (S)	7.500	02-15-22		1,865,000	1,827,700

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Pfizer, Inc.	5.750	06-03-21	EUR	800,000	$1,300,726
Philip Morris International, Inc.	1.875	03-03-21	EUR	500,000	658,718
Philip Morris International, Inc.	2.750	03-19-25	EUR	450,000	616,999
Philip Morris International, Inc.	3.125	06-03-33	EUR	380,000	530,008
Pinnacle Entertainment, Inc.	6.375	08-01-21		1,478,000	1,581,460
Pittsburgh Glass Works LLC (S)	8.000	11-15-18		801,000	841,050
Prologis LP	3.000	01-18-22	EUR	1,000,000	1,364,117
Prologis LP	3.375	02-20-24	EUR	800,000	1,112,697
Prospect Medical Holdings, Inc. (S)	8.375	05-01-19		1,725,000	1,845,750
Quad/Graphics, Inc. (S)	7.000	05-01-22		1,290,000	1,235,175
Rain CII Carbon LLC (S)	8.250	01-15-21		200,000	204,000
Rain CII Carbon LLC	8.500	01-15-21	EUR	775,000	990,712
Reynolds Group Issuer, Inc.	7.875	08-15-19		568,000	608,470
Rite Aid Corp.	8.000	08-15-20		1,840,000	1,987,200
RJS Power Holdings LLC (S)	5.125	07-15-19		667,000	665,333
Sabine Pass Liquefaction LLC	5.625	02-01-21		1,595,000	1,670,763
Sealed Air Corp. (S)	6.500	12-01-20		1,094,000	1,217,075
Service Corp. International/us	5.375	05-15-24		830,000	854,900
Simmons Foods, Inc. (S)	7.875	10-01-21		1,300,000	1,316,250
Sinclair Television Group, Inc.	6.125	10-01-22		860,000	890,100
Sophia Holding Finance LP, PIK (S)	9.625	12-01-18		1,010,000	1,027,675
Sprint Capital Corp.	6.875	11-15-28		1,177,000	1,144,633
Sprint Communications, Inc.	6.000	11-15-22		2,361,000	2,355,098
Sprint Communications, Inc.	7.000	08-15-20		400,000	424,000
Sprint Corp. (S)	7.125	06-15-24		275,000	282,563
Sprint Corp. (S)	7.250	09-15-21		1,300,000	1,374,750
Station Casinos LLC	7.500	03-01-21		1,191,000	1,244,595
Summit Materials LLC	10.500	01-31-20		965,000	1,078,388
T-Mobile USA, Inc.	6.125	01-15-22		860,000	891,175
Tenet Healthcare Corp.	4.500	04-01-21		913,000	915,283
Tenet Healthcare Corp. (S)	5.000	03-01-19		450,000	450,563
Tenet Healthcare Corp.	6.250	11-01-18		520,000	564,850
Tenet Healthcare Corp.	8.000	08-01-20		378,000	402,570
The Men's Wearhouse, Inc. (S)	7.000	07-01-22		1,280,000	1,326,400
The Procter & Gamble Company	2.000	11-05-21	EUR	100,000	134,455
The Procter & Gamble Company	4.875	05-11-27	EUR	100,000	170,706
Toll Brothers Finance Corp.	5.625	01-15-24		167,000	177,020
Toll Brothers Finance Corp.	5.875	02-15-22		817,000	880,318
Tops Holding II Corp.	8.750	06-15-18		517,000	506,660
Townsquare Radio LLC (S)	9.000	04-01-19		1,030,000	1,112,400
UAL 2007-1 Pass Through Trust	6.636	07-02-22		1,568,219	1,677,994
United Rentals North America, Inc.	5.750	07-15-18		840,000	879,900
United Rentals North America, Inc.	7.625	04-15-22		469,000	522,935
Univision Communications, Inc. (S)	6.750	09-15-22		434,000	481,740
Univision Communications, Inc. (S)	7.875	11-01-20		520,000	562,250
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23		1,801,376	2,080,590
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21		1,420,000	1,466,150
Vander Intermediate Holding II Corp., PIK (S)	9.750	02-01-19		1,590,000	1,685,400
Vector Group, Ltd.	7.750	02-15-21		1,630,000	1,762,438
Verizon Communications, Inc.	2.375	02-17-22	EUR	880,000	1,184,532
Verizon Communications, Inc.	3.250	02-17-26	EUR	880,000	1,248,234
Visant Corp.	10.000	10-01-17		1,210,000	1,064,800

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Wachovia Corp.	4.375	11-27-18	EUR	900,000	$1,280,783
Wal-Mart Stores, Inc.	4.875	09-21-29	EUR	200,000	345,052
Walter Energy, Inc. (S)	9.500	10-15-19		920,000	798,100
Waterjet Holdings, Inc. (S)	7.625	02-01-20		1,057,000	1,104,565
Wells Fargo & Company	2.125	06-04-24	EUR	600,000	791,966
Wells Fargo & Company	2.250	09-03-20	EUR	1,350,000	1,821,788
Wells Fargo & Company	2.625	08-16-22	EUR	400,000	552,835
Windstream Corp.	6.375	08-01-23		2,270,000	2,287,025
Zebra Technologies Corp. (S)	7.250	10-15-22		1,370,000	1,441,925
Uruguay 0.0%					604,500
Navios South American Logistics, Inc. (S)	7.250	05-01-22		600,000	604,500
Capital preferred securities 0.0%					$1,034,867
(Cost $965,434)
United States 0.0%					1,034,867
GE Capital Trust IV (4.625% to 9-15-16, then month EURIBOR +1.600%)	4.625	09-15-66	EUR	795,000	1,034,867
Foreign government obligations 10.2%					$611,392,627
(Cost $640,302,615)
Brazil 5.3%					319,694,146
Federative Republic of Brazil
Note	6.000	08-15-22	BRL	94,800,000	97,358,288
Note	6.000	08-15-50	BRL	65,500,000	66,927,180
Note	10.000	01-01-17	BRL	97,300,000	38,811,426
Note	10.000	01-01-23	BRL	231,300,000	86,532,747
Note	10.000	01-01-25	BRL	81,150,000	30,064,505
Germany 0.1%					6,274,298
Federal Republic of Germany
Bond	1.500	05-15-23	EUR	2,126,000	2,852,236
Bond	1.500	05-15-24	EUR	2,291,000	3,053,273
Bond	4.750	07-04-40	EUR	180,000	368,789
Mexico 4.8%					284,462,892
Government of Mexico
Bond	6.500	06-10-21	MXN	910,674,800	71,091,503
Bond	7.500	06-03-27	MXN	867,230,200	71,157,345
Bond	8.500	05-31-29	MXN	802,307,700	70,874,103
Bond	10.000	12-05-24	MXN	734,901,400	71,339,941
Spain 0.0%					961,291
Kingdom of Spain Bond (S)	5.400	01-31-23	EUR	600,000	961,291
				Shares	Value
Common stocks 37.7%					$2,268,425,402
(Cost $2,163,971,588)
Australia 1.4%					82,946,659
BHP Billiton PLC				2,244,227	57,983,199
Federation Centres, Ltd.				652,892	1,567,852
Fortescue Metals Group, Ltd.				1,115,000	3,441,266
Mirvac Group				1,820,695	2,888,553
Oil Search, Ltd.				1,012,978	7,767,209
Santos, Ltd.				645,319	7,394,872
Scentre Group (I)				364,495	1,162,717

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Australia (continued)
The GPT Group	203,856	$740,991
Austria 0.1%		5,043,481
Oesterreichische Post AG	103,339	5,043,481
Belgium 0.3%		18,546,075
Anheuser-Busch InBev NV	93,484	10,366,849
UCB SA	101,421	8,179,226
Bermuda 0.2%		10,516,079
Lazard, Ltd., Class A	213,698	10,516,079
Brazil 0.3%		18,000,560
Vale SA, ADR	1,784,000	18,000,560
Canada 0.5%		33,363,479
Africa Oil Corp. (I)	479,383	1,553,170
Alimentation Couche Tard, Inc., Class B	550,515	18,683,465
Element Financial Corp. (I)	570,546	6,631,607
First Quantum Minerals, Ltd.	215,000	3,242,979
Teck Resources, Ltd., Class B	206,100	3,252,258
China 1.5%		93,374,559
51job, Inc., ADR (I)	647	19,863
AAC Technologies Holdings, Inc.	106,000	635,186
Agricultural Bank of China, Ltd., H Shares	3,201,000	1,487,483
Anhui Conch Cement Company, Ltd., H Shares	698,500	2,287,492
Baidu, Inc., ADR (I)	12,583	3,004,443
Bank of China, Ltd., H Shares	7,348,000	3,517,127
Bank of Communications Company, Ltd., H Shares	651,000	486,445
China Construction Bank Corp., H Shares	10,178,000	7,593,795
China Life Insurance Company, Ltd., H Shares	944,000	2,816,868
China Longyuan Power Group Corp., H Shares	416,000	443,617
China Mengniu Dairy Company, Ltd.	2,689,000	11,791,156
China Merchants Bank Company, Ltd., H Shares	1,643,564	3,050,135
China Oilfield Services, Ltd., H Shares	438,000	915,439
China Pacific Insurance Group Company, Ltd., H Shares	287,600	1,078,100
China Petroleum & Chemical Corp., H Shares	7,408,400	6,424,649
China Shenhua Energy Company, Ltd., H Shares	301,000	846,438
China Telecom Corp., Ltd., H Shares	2,024,000	1,290,209
CNOOC, Ltd.	1,064,000	1,663,370
Great Wall Motor Company, Ltd., H Shares	160,500	704,305
Hengan International Group Company, Ltd.	319,500	3,359,530
Huaneng Power International, Inc., H Shares	1,080,000	1,326,401
Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	8,292,599
JD.com, Inc., ADR (I)	42,300	1,010,547
Jiangxi Copper Company, Ltd., H Shares	255,000	451,636
Lenovo Group, Ltd.	472,000	696,948
Minth Group, Ltd.	222,000	426,174
New Oriental Education & Technology Group, ADR	142,800	3,084,480
Perfect World Company, Ltd., ADR	59,900	1,244,722
PetroChina Company, Ltd., H Shares	2,602,000	3,260,912
Ping An Insurance Group Company of China, Ltd., H Shares	341,000	2,787,582
Sinopharm Group Company, Ltd., H Shares	300,800	1,180,919
Tencent Holdings, Ltd.	807,600	12,979,960

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Shares	Value
China (continued)
Tianhe Chemicals Group, Ltd. (I)(S)	4,142,000	$739,155
Tingyi Cayman Islands Holding Corp.	238,000	589,012
Zhuzhou CSR Times Electric Company, Ltd., H Shares	439,000	1,887,862
Denmark 1.0%		59,294,551
Coloplast A/S	156,223	13,616,594
Danske Bank A/S	1,006,968	27,651,629
ISS A/S (I)	74,954	2,090,607
Novo Nordisk A/S, Class B	352,539	15,935,721
Finland 0.9%		57,050,273
Kesko OYJ, B Shares	136,400	5,173,041
Kone OYJ	18,229	785,085
Nokia OYJ	3,572,635	29,852,562
Sampo OYJ, Class A	251,336	12,043,368
Wartsila OYJ Abp	198,332	9,196,217
France 1.7%		99,972,721
Airbus Group NV	139,198	8,310,269
AXA SA	274,848	6,348,583
BNP Paribas SA	190,838	11,992,652
Cie de Saint-Gobain	101,628	4,368,464
Edenred	210,040	5,822,783
GDF Suez	205,445	4,988,188
ICADE	10,886	866,202
Klepierre	78,677	3,405,289
Rexel SA	247,718	4,163,902
Sanofi	41,212	3,739,578
Societe BIC SA	69,618	8,684,529
Total SA	544,179	32,489,258
Unibail-Rodamco SE	18,693	4,793,024
Germany 0.9%		52,755,126
Allianz SE	53,282	8,473,017
BASF SE	80,436	7,107,337
Bayer AG	113,735	16,266,580
Deutsche Post AG	242,900	7,648,872
GEA Group AG	28,572	1,317,959
Symrise AG	211,804	11,941,361
Hong Kong 0.7%		39,753,894
AIA Group, Ltd.	450,600	2,514,539
Belle International Holdings, Ltd.	773,000	982,665
Cheung Kong Holdings, Ltd.	124,000	2,206,081
China Merchants Holdings International Company, Ltd.	336,000	1,062,095
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Mobile, Ltd.	952,000	11,869,820
China Overseas Land & Investment, Ltd.	1,228,000	3,570,879
China Resources Land, Ltd.	994,000	2,361,688
China Resources Power Holdings Company, Ltd.	284,000	826,623
China State Construction International Holdings, Ltd.	674,000	1,043,679
China Unicom Hong Kong, Ltd.	370,000	553,070
Galaxy Entertainment Group, Ltd.	394,000	2,696,674
Henderson Land Development Company, Ltd.	204,000	1,378,178
Hong Kong Land Holdings, Ltd.	333,000	2,322,314

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Hong Kong (continued)
REXLot Holdings, Ltd.	3,350,000	$345,757
Shanghai Industrial Holdings, Ltd.	161,000	495,377
Sino Land Company, Ltd.	444,000	737,312
Sun Hung Kai Properties, Ltd.	320,000	4,787,143
India 0.0%		2,233,224
Vedanta Resources PLC	169,233	2,233,224
Ireland 0.5%		28,354,974
Beazley PLC	153,407	644,342
Ryanair Holdings PLC, ADR (I)	424,100	23,554,514
Shire PLC	61,942	4,156,118
Isle of Man 0.0%		1,383,827
Playtech PLC	122,176	1,383,827
Italy 0.5%		31,272,950
Atlantia SpA	289,104	6,827,827
Eni SpA	493,000	10,503,313
Snam SpA	1,211,173	6,549,396
Telecom Italia RSP	8,262,065	7,392,414
Japan 1.6%		95,176,919
GLP J-REIT	657	745,516
Hulic Reit, Inc.	243	369,237
Mitsubishi Estate Company, Ltd.	193,000	4,916,627
Mitsui Fudosan Company, Ltd.	625,000	20,104,013
Nippon Prologis REIT, Inc.	911	2,113,962
Nishimatsu Construction Company, Ltd.	284,000	1,378,927
Obayashi Corp.	133,000	912,733
ORIX Corp.	550,100	7,635,521
Otsuka Corp.	318,300	11,835,421
Resorttrust, Inc.	353,600	8,524,855
Seven & I Holdings Company, Ltd.	223,500	8,729,038
Sumitomo Mitsui Financial Group, Inc.	308,100	12,565,213
Sumitomo Realty & Development Company, Ltd.	186,000	6,972,947
Taiheiyo Cement Corp.	2,061,000	7,561,712
United Urban Investment Corp.	514	811,197
Luxembourg 0.3%		17,339,821
RTLGroup SA	78,348	7,318,286
SES SA	290,297	10,021,535
Macau 0.2%		11,365,782
Sands China, Ltd.	1,820,400	11,365,782
Netherlands 1.2%		69,754,395
Koninklijke Boskalis Westinster NV	130,896	6,983,347
Koninklijke KPN NV	1,938,751	6,381,849
Koninklijke Philips NV	250,531	7,004,316
Royal Dutch Shell PLC, A Shares	884,145	31,617,383
Royal Dutch Shell PLC, B Shares	186,743	6,899,300
Royal Dutch Shell PLC, Class A	304,246	10,868,200
Norway 0.7%		39,850,613
DNB ASA	742,911	13,648,951
Gjensidige Forsikring ASA	334,653	6,078,815

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Shares	Value
Norway (continued)
Statoil ASA	431,142	$9,866,871
Telenor ASA	456,092	10,255,976
Portugal 0.2%		10,480,998
CTT-Correios de Portugal SA	418,035	3,874,454
Galp Energia SGPS SA	455,672	6,606,544
Russia 0.3%		17,824,736
Magnit OJSC, GDR	108,828	7,291,476
MMC Norilsk Nickel OJSC, ADR	566,000	10,533,260
Singapore 0.2%		14,584,875
Avago Technologies, Ltd.	169,100	14,584,875
South Korea 0.1%		7,118,951
Samsung Engineering Company, Ltd. (I)	123,428	7,118,951
Spain 1.2%		73,797,545
Amadeus IT Holding SA, A Shares	186,017	6,843,968
Banco Bilbao Vizcaya Argentaria SA	2,001,603	22,387,701
Bankinter SA	2,004,091	16,578,858
Fomento de Construcciones y Contratas SA (I)	251,137	4,620,117
Grifols SA	155,848	6,363,925
Inditex SA	272,735	7,672,880
Repsol SA	417,473	9,330,096
Sweden 0.9%		57,421,740
Atlas Copco AB, Series A	256,946	7,442,640
Fabege AB	80,866	1,038,050
Investment AB Kinnevik, B Shares	338,826	10,758,696
Lundin Petroleum AB (I)	273,120	3,860,437
Svenska Handelsbanken AB, Class A	251,563	12,026,016
Swedbank AB, Class A	456,749	12,104,155
Swedish Match AB	313,428	10,191,746
Switzerland 2.2%		130,521,130
Glencore Xstrata PLC (I)	6,272,435	32,181,573
Nestle SA	172,333	12,637,885
Novartis AG	185,171	17,184,397
Partners Group Holding AG	20,127	5,356,022
Roche Holding AG	108,173	31,922,000
Swiss Re AG (I)	94,777	7,663,745
Swisscom AG	15,376	9,064,474
Zurich Insurance Group AG (I)	47,950	14,511,034
United Kingdom 8.0%		478,806,340
AA PLC (I)	1,037,063	5,545,022
Anglo American PLC	701,352	14,808,030
Antofagasta PLC	352,900	3,974,289
ARM Holdings PLC	112,734	1,596,017
Ashtead Group PLC	98,345	1,647,695
AstraZeneca PLC	120,705	8,817,301
Aviva PLC	640,886	5,360,532
Babcock International Group PLC	501,501	8,801,862
Barclays PLC	4,727,666	18,182,218
Barratt Developments PLC	449,127	3,019,201

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Bellway PLC	147,538	$4,138,605
Berkeley Group Holdings PLC	110,533	4,042,334
BG Group PLC	394,466	6,574,183
BP PLC	4,943,917	35,570,994
British American Tobacco PLC	191,909	10,876,941
Britvic PLC	132,227	1,441,672
BT Group PLC	4,005,711	23,614,988
BTG PLC (I)	178,154	2,153,483
Burberry Group PLC	263,166	6,466,925
Capita PLC	223,160	3,923,581
Capital & Counties Properties PLC	143,925	787,353
Carillion PLC	529,375	2,820,309
Close Brothers Group PLC	121,523	2,851,791
Colt Group SA (I)	819,326	1,805,166
Derwent London PLC, ADR	133,208	6,337,726
Diageo PLC	39,457	1,163,681
Direct Line Insurance Group PLC	489,605	2,165,845
Dixons Carphone PLC	477,963	3,034,958
Drax Group PLC	240,104	2,284,588
DS Smith PLC	650,249	2,761,772
Essentra PLC	220,557	2,428,372
Esure Group PLC	457,305	1,782,854
Galliford Try PLC	139,186	2,724,082
GKN PLC	1,512,909	7,730,856
GlaxoSmithKline PLC	539,859	12,208,352
Great Portland Estates PLC	220,815	2,430,301
Greene King PLC	220,187	2,830,823
Hammerson PLC	399,588	3,925,549
HellermannTyton Group PLC	371,627	1,813,656
Howden Joinery Group PLC	1,410,745	7,740,239
HSBC Holdings PLC	2,694,598	27,472,406
IMI PLC	306,080	5,993,869
Imperial Tobacco Group PLC	89,625	3,893,473
Inchcape PLC	535,850	5,969,535
International Consolidated Airlines Group SA (I)	2,174,660	14,246,546
Interserve PLC	99,857	1,013,820
ITV PLC	1,820,162	5,913,129
Jardine Lloyd Thompson Group PLC	155,587	2,372,262
Kier Group PLC	77,307	1,843,660
Lancashire Holdings, Ltd.	273,848	2,935,324
Land Securities Group PLC	171,751	3,047,558
Legal & General Group PLC	1,986,224	7,361,516
Lloyds Banking Group PLC (I)	8,078,008	9,975,442
National Grid PLC	113,313	1,681,561
Petrofac, Ltd.	548,473	9,292,976
Prudential PLC	524,143	12,137,070
Reckitt Benckiser Group PLC	49,397	4,160,387
Rightmove PLC	49,550	1,675,957
Rio Tinto PLC	972,834	46,288,850
Rolls-Royce Holdings PLC (I)	149,452	2,024,249
SABMiller PLC	63,750	3,605,888
Segro PLC	41,223	251,142

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	221,949	$3,340,922
SVG Capital PLC (I)	286,006	1,952,590
Telecom Plus PLC	105,490	2,383,983
The British Land Company PLC	499,860	5,836,718
The Restaurant Group PLC	280,142	3,035,191
Thomas Cook Group PLC (I)	2,890,067	5,758,077
TUI Travel PLC	832,715	5,321,149
Tullow Oil PLC	164,314	1,282,304
Unilever PLC	78,708	3,166,067
United Utilities Group PLC	218,659	2,997,435
Vodafone Group PLC	3,863,609	12,848,255
W.S. Atkins PLC	219,684	4,776,163
Whitbread PLC	55,410	3,873,214
William Hill PLC	227,090	1,311,431
Workspace Group PLC	149,293	1,571,728
WPP PLC	205,315	4,010,347
United States 10.1%		610,519,125
Activision Blizzard, Inc.	307,371	6,132,051
Acuity Brands, Inc.	90,833	12,664,845
Alliance Data Systems Corp. (I)	56,760	16,082,946
American Tower Corp.	157,261	15,332,929
Amgen, Inc.	86,874	14,089,225
AvalonBay Communities, Inc.	34,766	5,417,933
BorgWarner, Inc.	193,384	11,026,756
Boston Properties, Inc.	55,900	7,085,325
Brixmor Property Group, Inc.	142,542	3,472,323
Calpine Corp. (I)	281,400	6,421,548
Celgene Corp. (I)	157,552	16,872,244
Chevron Corp.	258,200	30,971,090
CVS Health Corp.	114,605	9,834,255
DDR Corp.	90,325	1,638,496
Delta Air Lines, Inc.	210,924	8,485,473
Electronic Arts, Inc. (I)	293,402	12,020,680
EOG Resources, Inc.	101,884	9,684,074
Equity Residential	69,152	4,810,213
Essex Property Trust, Inc.	17,751	3,581,442
Evercore Partners, Inc., Class A	61,825	3,200,680
Exxon Mobil Corp.	582,000	56,285,220
Facebook, Inc., Class A (I)	147,139	11,033,954
Federal Realty Investment Trust	18,345	2,417,871
FEI Company	102,125	8,607,095
First Republic Bank	315,184	16,052,321
Fortune Brands Home & Security, Inc.	353,447	15,286,583
Freeport-McMoRan Copper & Gold, Inc.	371,900	10,599,150
Generac Holdings, Inc.	176,151	7,986,686
General Growth Properties, Inc.	143,158	3,709,224
Google, Inc., Class A (I)	17,999	10,221,092
Google, Inc., Class C (I)	25,495	14,253,745
Halliburton Company	205,547	11,333,862
Hanesbrands, Inc.	127,196	13,433,170
Hertz Global Holdings, Inc. (I)	267,910	5,872,587
Hewlett-Packard Company	278,173	9,980,847

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
Hilton Worldwide Holdings, Inc. (I)	67,014	$1,691,433
Host Hotels & Resorts, Inc.	226,269	5,274,330
Illumina, Inc. (I)	62,960	12,124,837
Kansas City Southern	99,024	12,159,157
Kimco Realty Corp.	145,341	3,626,258
Las Vegas Sands Corp.	68,416	4,259,580
LyondellBasell Industries NV, Class A	100,187	9,180,135
Macy's, Inc.	149,962	8,670,803
Marriott International, Inc., Class A	23,920	1,811,940
Martin Marietta Materials, Inc.	82,778	9,678,404
McKesson Corp.	55,536	11,296,578
Pall Corp.	189,257	17,301,875
Pebblebrook Hotel Trust	42,526	1,811,608
Prologis, Inc.	111,869	4,659,344
Simon Property Group, Inc.	36,224	6,491,703
SL Green Realty Corp.	41,337	4,782,691
Starwood Hotels & Resorts Worldwide, Inc.	24,966	1,913,894
Stillwater Mining Company (I)	735,478	9,656,826
The Charles Schwab Corp.	412,479	11,825,773
The Estee Lauder Companies, Inc., Class A	119,843	9,009,797
The Home Depot, Inc.	103,111	10,055,385
The Macerich Company	23,313	1,643,567
The TJX Companies, Inc.	244,325	15,470,659
Time Warner, Inc.	135,690	10,783,284
Time, Inc. (I)	16,961	383,149
Visteon Corp. (I)	129,607	12,170,097
Vornado Realty Trust	46,203	5,058,304
Western Digital Corp.	120,258	11,829,779
Preferred securities 0.0%		$21,517
(Cost $21,590)
United Kingdom 0.0%		21,517
Rolls-Royce Holdings PLC (I)	13,450,680	21,517
	Shares/Par	Value
Purchased options 2.6%		$158,837,636
(Cost $126,904,648)
Call options 1.4%		86,486,472
Exchange Traded on S&P 500 Index (Expiration Date: 6-19-15; Strike Price: $1,850.00) (I)	292,000	58,356,200
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 135; Counterparty: BNP Paribas SA) (I)	707,206	10,721,701
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 3-20-15; Strike Price: EUR 140; Counterparty: BNP Paribas SA) (I)	492,468	5,697,542
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 6-19-15; Strike Price: EUR 135; Counterparty: BNP Paribas SA) (I)	419,848	6,824,591
Over the Counter on the USD vs. JPY (Expiration Date: 12-18-14; Strike Price: $83.00; Counterparty: Goldman Sachs Group, Inc.) (I)	18,750,000	4,886,438
Put options 1.2%		72,351,164
Exchange Traded on Apple CBOE Flex Options (Expiration Date: 7-17-15; Strike Price: $95.00) (I)	239,300	991,498
Exchange Traded on FTSE 100 Index (Expiration Date: 6-17-16; Strike Price GBP 6,400.00) (I)	19,860	18,410,746
Exchange Traded on STOXX 50 Index (Expiration Date: 6-17-16; Strike Price: EUR 3,000) (I)	49,930	19,334,064
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 1-10-54; Counterparty: Morgan Stanley & Company) (I)	45,000,000	2,226,115

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

			Shares/Par	Value
Put options (continued)
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-14-53; Counterparty: Morgan Stanley & Company) (I)			30,000,000	$1,487,178
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-21-53; Counterparty: Morgan Stanley & Company) (I)			10,000,000	495,460
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-7-53; Counterparty: Morgan Stanley & Company) (I)			25,000,000	1,239,983
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-5-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Morgan Stanley & Company) (I)			30,000,000	1,477,517
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Citibank N.A.) (I)			65,000,000	3,201,286
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley & Company) (I)			35,000,000	1,719,945
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley & Company) (I)			25,000,000	1,228,532
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-11-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-13-54; Counterparty: Morgan Stanley & Company) (I)			45,000,000	2,209,970
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley & Company) (I)			12,000,000	589,695
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley & Company) (I)			22,000,000	1,081,108
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 5-8-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 5-10-54; Counterparty: Morgan Stanley & Company) (I)			56,000,000	2,744,206
Over the Counter on KOSPI 200 Index (Expiration Date: 9-10-15; Strike Price: KRW 264.280; Counterparty: Morgan Stanley) (I)			287,195,000	5,608,491
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-15; Strike Price: KRW 267.783; Counterparty: BNP Paribas SA) (I)			146,000,000	3,178,815
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-15; Strike Price: KRW 269.937; Counterparty: BNP Paribas SA) (I)			221,000,000	5,126,555
	Rate (%)*	Maturity date	Par value^	Value
Short-term investments 35.9%				$2,160,290,932
(Cost $2,160,156,396)
Certificate of deposit 12.1%				730,061,290
Credit Suisse AG	0.250	11-04-14	35,000,000	35,000,273
Credit Suisse AG	0.330	02-27-15	90,000,000	90,014,805
Deutsche Bank AG	0.230	11-14-14	100,000,000	99,992,610
Goldman Sachs International	0.410	04-07-15	75,000,000	75,036,900
Mizuho Bank, Ltd.	0.250	11-12-14	100,000,000	100,002,330
Nationwide Building Society	0.220	11-17-14	50,000,000	50,001,415
Nationwide Building Society	0.230	01-22-15	70,000,000	69,999,986
Natixis	0.240	12-02-14	100,000,000	100,007,990
Natixis	0.320	11-03-14	25,000,000	25,000,450
Sumitomo Trust & Banking Corp.	0.250	11-24-14	85,000,000	85,004,531
Commercial paper 6.2%				374,897,528
Agence Centrale Organismes	0.160	12-03-14	100,000,000	99,990,470
Commerzbank AG	0.330	02-09-15	100,000,000	99,922,850
Nomura International PLC	0.470	11-28-14	75,000,000	74,985,375
NRW Holdings Ltd.	0.070	11-07-14	100,000,000	99,998,833
Time deposits 8.9%				532,594,269
Abbey National	0.080	11-04-14	91,753,211	91,753,211
Calyon Paris	0.070	11-04-14	99,502,645	99,502,645
DZ Bank AG	0.070	11-04-14	98,248,715	98,248,715
ING Bank	0.090	11-04-14	107,060,651	107,060,651
KBC Bank NV	0.100	11-04-14	136,029,047	136,029,047
U.S. Government 8.4%				504,980,845
U.S. Treasury Bills	0.015	02-05-15	100,000,000	99,994,200

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%)*	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bills	0.016	01-22-15	100,000,000	$99,999,400
U.S. Treasury Bills	0.017	02-19-15	165,000,000	164,990,100
U.S. Treasury Bills	0.020	03-12-15	20,000,000	19,997,320
U.S. Treasury Bills	0.024	11-13-14	55,000,000	54,999,890
U.S. Treasury Bills	0.032	11-20-14	65,000,000	64,999,935
			Par value	Value
Repurchase agreement 0.3%				$17,757,000
Repurchase Agreement with State Street Corp. dated 10-31-14 at 0.000% to be repurchased at $17,757,000 on 11-3-14, collateralized by $18,460,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $18,114,798, including interest)			17,757,000	17,757,000
Total investments (Cost $5,634,322,760)† 95.5%				$5,744,478,043
Other assets and liabilities, net 4.5%				$268,259,254
Total net assets 100.0%				$6,012,737,297

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^	All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
Other Abbreviations
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
Notes to Fund's investments
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $5,647,931,834. Net unrealized appreciation aggregated $96,546,209, of which $251,478,620 related to appreciated investment securities and $154,932,411 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$544,475,062	—	$544,475,062	—
Capital preferred securities	1,034,867	—	1,034,867	—
Foreign government obligations	611,392,627	—	611,392,627	—
Common stocks	2,268,425,402	$717,349,517	1,549,188,023	$1,887,862
Preferred securities	21,517	—	21,517	—
Purchased options	158,837,636	76,766,946	82,070,690	—
Short-term investments	2,160,290,932		2,160,290,932
Total Investments in Securities	$5,744,478,043	$794,116,463	$4,948,473,718	$1,887,862
Other Financial Instruments:
Futures	($12,326,171)	($19,773,460)	$7,447,289	—
Forward foreign currency contracts	$138,441,503	—	$138,441,503	—
Written options	($19,837,588)	—	($19,837,588)	—
Interest rate swaps	$17,784,889	—	$17,784,889	—
Credit default swaps	$4,849,620	—	$4,849,620	—
Variance swaps	($7,995,329)	—	($7,995,329)	—
Inflation swaps	$6,991,497	—	$6,991,497	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2014, the fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidty of the portfolio, manage against anticipated changes in securities markets, and as a substitute for securities purchased. The following table summarizes the contracts held at October 31, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
DAX Index Futures	946	Long	Dec 2014	$285,718,029	$281,269,949	($4,448,080)
NASDAQ 100 Index E-Mini Futures	7,385	Long	Dec 2014	601,038,531	613,028,850	11,990,319
Nikkei 225 Futures	1,166	Long	Dec 2014	162,878,541	171,175,963	8,297,422
CAC 40 Index Futures	5,123	Short	Nov 2014	(261,765,467)	(271,593,362)	(9,827,895)
Euro STOXX 50 Index Futures	4,447	Short	Dec 2014	(179,053,867)	(179,610,007)	(556,140)
FTSE 100 Index Futures	2,169	Short	Dec 2014	(234,778,714)	(229,194,367)	5,584,347
Hang Seng Index Futures	795	Short	Nov 2014	(120,331,855)	(122,722,868)	(2,391,013)
OMX Stockholm 30 Index Futures	3,963	Short	Nov 2014	(69,572,184)	(75,753,804)	(6,181,620)
Russell 2000 Mini Index Futures	4,957	Short	Dec 2014	(574,684,232)	(580,464,700)	(5,780,468)
S&P 500 Index E-Mini Futures	4,730	Short	Dec 2014	(469,346,787)	(475,696,100)	(6,349,313)
SPI 200 Index Futures	107	Short	Dec 2014	(12,878,363)	(12,989,368)	(111,005)
Swiss Market Index Futures	3,559	Short	Dec 2014	(324,251,890)	(326,474,396)	(2,222,506)
TOPIX Index Futures	295	Short	Dec 2014	(33,987,837)	(34,837,970)	(850,133)
FTSE 250 Index Futures	1,260	Short	Dec 2014	(62,629,311)	(62,109,397)	519,914
						($12,326,171)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2014, the fund used forward foreign currency contracts to gain and manage currency exposure. The following table summarizes the contracts held at October 31, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	298,079	USD	260,726	BNP Paribas SA	12/11/2014	$903	—	$903
AUD	940,241	USD	843,175	Royal Bank of Scotland PLC	12/11/2014	—	($17,908)	(17,908)
AUD	5,272,355	USD	4,601,569	UBS AG London	12/11/2014	26,079	—	26,079
CHF	3,000,000	USD	3,142,296	UBS AG London	11/13/2014	—	(24,055)	(24,055)
EUR	25,000,000	USD	31,546,050	BNP Paribas SA	11/13/2014	—	(215,573)	(215,573)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	12,000,000	USD	15,178,344	Royal Bank of Scotland PLC	11/13/2014	—	(139,715)	(139,715)
EUR	44,000,000	USD	56,581,456	UBS AG London	11/13/2014	—	(1,439,816)	(1,439,816)
EUR	13,000,000	USD	16,598,998	Royal Bank of Scotland PLC	12/8/2014	—	(304,634)	(304,634)
EUR	2,412,039	USD	3,045,010	BNP Paribas SA	12/11/2014	—	(21,670)	(21,670)
EUR	441,483	USD	559,057	Goldman Sachs International	12/11/2014	—	(5,686)	(5,686)
EUR	1,348,602	USD	1,711,686	Royal Bank of Scotland PLC	12/11/2014	—	(21,299)	(21,299)
EUR	2,959,287	USD	3,742,999	UBS AG London	12/11/2014	—	(33,719)	(33,719)
EUR	383,931	USD	492,106	BNP Paribas SA	1/14/2015	—	(10,763)	(10,763)
EUR	2,202,609	USD	2,789,233	UBS AG London	1/14/2015	—	(27,768)	(27,768)
GBP	20,000,000	USD	32,147,980	Royal Bank of Scotland PLC	11/13/2014	—	(156,370)	(156,370)
GBP	10,000,000	USD	16,313,070	UBS AG London	11/13/2014	—	(317,265)	(317,265)
GBP	10,000,000	USD	16,119,732	Barclays Bank PLC Wholesale	11/14/2014	—	(124,060)	(124,060)
GBP	5,500,000	USD	8,759,817	BNP Paribas SA	11/14/2014	37,802	—	37,802
GBP	1,219,669	USD	1,949,662	Barclays Bank PLC Wholesale	12/11/2014	852	—	852
GBP	2,564,215	USD	4,135,112	BNP Paribas SA	12/11/2014	—	(34,380)	(34,380)
GBP	1,225,779	USD	1,991,303	Merrill Lynch International	12/11/2014	—	(31,019)	(31,019)
GBP	535,421	USD	861,750	Royal Bank of Scotland PLC	12/11/2014	—	(5,497)	(5,497)
GBP	8,108,816	USD	12,991,352	UBS AG London	12/11/2014	—	(23,609)	(23,609)
GBP	201,922	USD	321,893	BNP Paribas SA	1/21/2015	916	—	916
HKD	95,000,000	USD	12,249,659	Royal Bank of Scotland PLC	11/13/2014	445	—	445
HKD	54,255,348	USD	6,994,322	Goldman Sachs International	12/11/2014	2,092	—	2,092
HKD	24,325,793	USD	3,137,542	Royal Bank of Scotland PLC	12/11/2014	—	(646)	(646)
INR	17,100,000,000	USD	273,147,667	BNP Paribas SA	2/13/2015	—	(500,157)	(500,157)
JPY	36,486,450	USD	334,553	BNP Paribas SA	11/7/2014	—	(9,719)	(9,719)
JPY	750,000,000	USD	6,993,876	Barclays Bank PLC Wholesale	11/13/2014	—	(316,398)	(316,398)
JPY	1,162	USD	11	BNP Paribas SA	11/19/2014	—	—	—
JPY	1,201,431,175	USD	11,048,515	BNP Paribas SA	12/11/2014	—	(348,726)	(348,726)
JPY	89,189,542	USD	825,696	Royal Bank of Scotland PLC	12/11/2014	—	(31,386)	(31,386)
JPY	1,297,510,614	USD	11,942,973	UBS AG London	12/11/2014	—	(387,513)	(387,513)
KRW	6,000,000,000	USD	5,783,690	Barclays Bank PLC Wholesale	12/8/2014	—	(171,289)	(171,289)
MXN	325,600,000	USD	24,504,233	UBS AG London	11/19/2014	—	(346,974)	(346,974)
MXN	1,522,000,000	USD	115,324,872	Goldman Sachs International	11/20/2014	—	(2,409,796)	(2,409,796)
MXN	1,427,400,000	USD	108,452,684	Merrill Lynch International	11/21/2014	—	(2,562,188)	(2,562,188)
MXN	631,000,000	USD	47,568,431	BNP Paribas SA	11/24/2014	—	(766,617)	(766,617)
MXN	1,000,000,000	USD	76,208,476	Royal Bank of Scotland PLC	11/24/2014	—	(2,037,613)	(2,037,613)
MXN	890,000,000	USD	67,778,539	UBS AG London	11/26/2014	—	(1,774,370)	(1,774,370)
SEK	739,790	USD	102,531	Barclays Bank PLC Wholesale	12/11/2014	—	(2,335)	(2,335)
SEK	1,255,759	USD	173,975	BNP Paribas SA	12/11/2014	—	(3,897)	(3,897)
SEK	796,856	USD	110,729	Goldman Sachs International	12/11/2014	—	(2,805)	(2,805)
SEK	448,749	USD	62,038	Royal Bank of Scotland PLC	12/11/2014	—	(1,260)	(1,260)
SEK	3,648,288	USD	507,648	UBS AG London	12/11/2014	—	(13,530)	(13,530)
USD	25,871,596	AUD	27,890,265	Royal Bank of Scotland PLC	11/13/2014	1,343,588	—	1,343,588
USD	8,708,032	AUD	10,000,000	Barclays Bank PLC Wholesale	11/14/2014	—	(85,823)	(85,823)
USD	4,638,253	AUD	5,013,780	UBS AG London	11/14/2014	229,207	—	229,207
USD	23,140,516	AUD	24,900,000	Merrill Lynch International	12/8/2014	1,280,608	—	1,280,608
USD	12,378,450	AUD	13,334,430	Barclays Bank PLC Wholesale	12/11/2014	674,564	—	674,564
USD	50,140,330	AUD	57,285,623	HSBC Bank PLC	1/16/2015	—	(10,910)	(10,910)
USD	65,286,600	AUD	75,000,000	UBS AG London	1/28/2015	—	(316,475)	(316,475)
USD	25,643,062	AUD	29,319,994	UBS AG London	1/29/2015	—	(1,527)	(1,527)
USD	54,354,945	AUD	62,295,717	BNP Paribas SA	1/30/2015	—	(127,799)	(127,799)
USD	221,640,465	AUD	254,116,853	Merrill Lynch International	2/3/2015	—	(542,096)	(542,096)
USD	345,308,174	BRL	829,080,000	Barclays Bank PLC Wholesale	12/2/2014	13,554,973	—	13,554,973
USD	11,283,498	CAD	12,357,653	BNP Paribas SA	11/13/2014	321,556	—	321,556

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	8,424,279	CAD	9,395,299	UBS AG London	11/14/2014	90,316	—	90,316
USD	16,588,747	CAD	18,050,000	UBS AG London	12/8/2014	587,107	—	587,107
USD	106,224,579	CAD	117,000,000	BNP Paribas SA	12/12/2014	2,512,291	—	2,512,291
USD	256,490,091	CAD	288,307,687	BNP Paribas SA	1/20/2015	1,175,323	—	1,175,323
USD	116,735,784	CAD	128,570,960	Barclays Bank PLC Wholesale	2/2/2015	2,915,988	—	2,915,988
USD	253,691,303	CAD	276,818,690	Barclays Bank PLC Wholesale	2/6/2015	8,657,861	—	8,657,861
USD	52,865,198	CAD	57,877,628	Royal Bank of Scotland PLC	2/6/2015	1,633,273	—	1,633,273
USD	84,309,770	CAD	93,000,000	UBS AG London	2/9/2015	1,994,754	—	1,994,754
USD	56,671,451	CHF	51,466,065	Merrill Lynch International	11/13/2014	3,176,927	—	3,176,927
USD	74,915,259	CHF	68,470,000	Goldman Sachs International	12/8/2014	3,731,096	—	3,731,096
USD	7,820,549	CHF	7,500,000	Merrill Lynch International	12/8/2014	23,247	—	23,247
USD	6,817,259	DKK	37,924,221	UBS AG London	11/13/2014	431,805	—	431,805
USD	12,880,416	DKK	72,740,000	Goldman Sachs International	12/8/2014	630,869	—	630,869
USD	281,969,412	EUR	210,874,333	BNP Paribas SA	11/13/2014	17,697,674	—	17,697,674
USD	27,957,203	EUR	21,200,000	Goldman Sachs International	11/13/2014	1,388,958	—	1,388,958
USD	13,385,940	EUR	10,000,000	Merrill Lynch International	11/13/2014	853,749	—	853,749
USD	25,203,836	EUR	19,000,000	Royal Bank of Scotland PLC	11/13/2014	1,392,673	—	1,392,673
USD	288,214,953	EUR	218,605,000	Goldman Sachs International	12/8/2014	14,212,691	—	14,212,691
USD	14,279,386	EUR	11,000,000	Merrill Lynch International	12/8/2014	491,847	—	491,847
USD	59,713,316	EUR	46,700,000	UBS AG London	12/8/2014	1,178,947	—	1,178,947
USD	18,561,192	EUR	14,125,060	Royal Bank of Scotland PLC	12/11/2014	856,320	—	856,320
USD	2,721,246	EUR	2,133,832	BNP Paribas SA	1/14/2015	46,009	—	46,009
USD	287,995	EUR	224,699	Goldman Sachs International	1/14/2015	6,284	—	6,284
USD	443,919,875	EUR	348,066,121	Royal Bank of Scotland PLC	1/14/2015	7,540,992	—	7,540,992
USD	2,455,263	EUR	1,940,246	UBS AG London	1/14/2015	22,730	—	22,730
USD	69,927,723	EUR	55,712,203	Goldman Sachs International	1/20/2015	76,872	—	76,872
USD	34,066,070	EUR	26,863,465	UBS AG London	1/21/2015	384,942	—	384,942
USD	197,324,914	EUR	155,962,788	Goldman Sachs International	1/23/2015	1,777,509	—	1,777,509
USD	184,368,830	EUR	143,883,137	UBS AG London	1/26/2015	3,962,960	—	3,962,960
USD	143,663,970	EUR	112,634,919	Goldman Sachs International	2/3/2015	2,429,831	—	2,429,831
USD	265,900,950	EUR	210,000,000	Royal Bank of Scotland PLC	2/9/2015	2,569,356	—	2,569,356
USD	36,969,799	GBP	21,920,252	Goldman Sachs International	11/13/2014	1,906,590	—	1,906,590
USD	4,801,821	GBP	3,000,000	Royal Bank of Scotland PLC	11/13/2014	3,079	—	3,079
USD	114,274,097	GBP	67,936,144	Royal Bank of Scotland PLC	11/14/2014	5,605,671	—	5,605,671
USD	368,887,255	GBP	226,354,777	BNP Paribas SA	12/8/2014	6,888,974	—	6,888,974
USD	18,619,023	GBP	11,500,000	Goldman Sachs International	12/8/2014	227,628	—	227,628
USD	22,450,400	GBP	14,000,000	Merrill Lynch International	12/8/2014	60,875	—	60,875
USD	106,225,185	GBP	64,530,847	UBS AG London	12/8/2014	3,024,114	—	3,024,114
USD	1,068,489	GBP	655,200	BNP Paribas SA	12/11/2014	20,683	—	20,683
USD	41,451,294	GBP	25,195,016	Royal Bank of Scotland PLC	12/11/2014	1,159,041	—	1,159,041
USD	1,376,837	GBP	859,309	UBS AG London	12/11/2014	2,616	—	2,616
USD	3,137,566	GBP	1,935,014	Royal Bank of Scotland PLC	1/14/2015	43,897	—	43,897
USD	833,828	GBP	517,775	UBS AG London	1/14/2015	6,017	—	6,017
USD	7,917,467	GBP	4,935,012	UBS AG London	1/21/2015	27,930	—	27,930
USD	102,609,112	HKD	795,148,790	Royal Bank of Scotland PLC	11/13/2014	75,895	—	75,895
USD	17,471,588	HKD	135,400,000	BNP Paribas SA	12/2/2014	11,423	—	11,423
USD	1,142,500	HKD	8,853,651	Barclays Bank PLC Wholesale	12/11/2014	791	—	791
USD	18,031,034	HKD	139,728,745	Royal Bank of Scotland PLC	12/11/2014	12,533	—	12,533
USD	102,874	JPY	11,217,824	BNP Paribas SA	11/4/2014	3,005	—	3,005
USD	142,098	JPY	15,873,146	BNP Paribas SA	11/5/2014	783	—	783
USD	22,097,466	JPY	2,265,308,455	Royal Bank of Scotland PLC	11/13/2014	1,928,736	—	1,928,736
USD	60,300,065	JPY	6,258,024,000	Barclays Bank PLC Wholesale	11/28/2014	4,576,327	—	4,576,327
USD	197,106,317	JPY	20,339,893,645	Royal Bank of Scotland PLC	11/28/2014	15,992,452	—	15,992,452

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	38,849,289	JPY	4,025,000,000	BNP Paribas SA	12/8/2014	3,005,192	—	3,005,192
USD	44,847,052	JPY	4,702,062,125	Barclays Bank PLC Wholesale	12/11/2014	2,971,102	—	2,971,102
USD	2,774,145	JPY	300,460,689	BNP Paribas SA	12/11/2014	98,280	—	98,280
USD	570,370	JPY	59,891,442	Royal Bank of Scotland PLC	12/11/2014	36,985	—	36,985
USD	312,888	JPY	33,925,961	UBS AG London	12/11/2014	10,747	—	10,747
USD	5,634,332	KRW	6,000,000,000	Barclays Bank PLC Wholesale	12/8/2014	21,931	—	21,931
USD	141,551,628	MXN	1,921,704,900	UBS AG London	1/15/2015	—	(567,913)	(567,913)
USD	3,223,513	NOK	20,262,413	UBS AG London	11/13/2014	220,346	—	220,346
USD	8,433,563	NOK	52,350,000	BNP Paribas SA	12/8/2014	681,137	—	681,137
USD	6,723,403	RUB	249,959,300	BNP Paribas SA	11/14/2014	926,862	—	926,862
USD	44,465,849	SEK	305,660,917	UBS AG London	11/13/2014	3,070,750	—	3,070,750
USD	56,145	SEK	403,488	BNP Paribas SA	12/11/2014	1,497	—	1,497
USD	1,978,707	SEK	13,851,161	Royal Bank of Scotland PLC	12/11/2014	102,726	—	102,726
USD	1,766,769	SGD	2,200,000	Merrill Lynch International	11/13/2014	54,387	—	54,387
USD	1,077,057	SGD	1,345,000	BNP Paribas SA	12/8/2014	30,283	—	30,283
						$154,736,071	($16,294,568)	$138,441,503

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	U.S. Dollar
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2014, the fund used purchased options to manage duration of the fund, manage against changes in currency exchange rate, interest rate and securities markets, gain exposure to certain securities, and to maintain diversity and liquidity of the fund.

During the period ended October 31, 2014, the fund wrote option contracts to manage duration of the portfolio, manage against anticipated interest rate changes, and to maintain diversity and liquidity of the portfolio. The following tables summarize the fund's written options activities during the period ended October 31, 2014 and the contracts held at October 31, 2014.

	Number of contracts (equity)	Notional (currency & interest rate)	Premiums received
Outstanding, beginning of period	2,393	672,945,000	$11,801,368
Options written	—	655,814,522	33,287,079
Option closed	—	(654,195,000)	(8,712,477)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	2,393	674,564,522	$36,375,970

Written options on securities

Portfolio	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
	CALL
	Apple, Inc.	$95.00	Jul 2015	2,393	$2,022,516	($3,796,877)
					$2,022,516	($3,796,877)

Over the counter options on securities

Portfolio	Name of Issuer		Exercise price	Expiration date		Number of contracts	Premium	Value
	CALL
	Kospi 200 Index	Royal Bank of Scotland PLC	264.28	Sep 2015	KRW	287,195,000	$4,484,337	($2,225,748)
	Kospi 200 Index	Royal Bank of Scotland PLC	267.78	Sep 2015	KRW	146,000,000	2,303,407	(988,051)
	Kospi 200 Index	Royal Bank of Scotland PLC	269.94	Sep 2015	KRW	221,000,000	3,706,590	(1,370,111)
						654,195,000	$10,494,334	($4,583,911)
	PUT
	Euro STOXX Banks	Royal Bank of Scotland PLC	135.00	Mar 2015	EUR	209,771	$2,457,570	($1,707,862)
	Euro STOXX Banks	Royal Bank of Scotland PLC	135.00	Mar 2015	EUR	50,290	488,417	(409,439)
	Euro STOXX Banks	Royal Bank of Scotland PLC	135.00	Mar 2015	EUR	447,145	5,557,009	(3,640,455)
	Euro STOXX Banks	Royal Bank of Scotland PLC	140.00	Mar 2015	EUR	136,543	2,182,879	(1,476,885)
	Euro STOXX Banks	Royal Bank of Scotland PLC	140.00	Mar 2015	EUR	355,925	5,983,388	(3,849,778)
	Euro STOXX Banks	Royal Bank of Scotland PLC	135.00	Jun 2015	EUR	419,848	6,123,481	(4,956,274)
						1,619,522	$22,792,744	($16,040,692)

Foreign Currency Options (OTC)

Portfolio	Description	Counterparty	Exercise rate	Expiration date		Notional amount	Premium	Value
	PUTS
	U.S. Dollar versus Japanese Yen	Goldman Sachs	$68.00	Dec 2014	USD	18,750,000	$1,066,376	($19)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2014, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of October 31, 2014.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Royal Bank of Scotland PLC	117,111,000	EUR	$163,153,143	Fixed 1.210%	EUR-EURIBOR-Reuters	Aug 2016	($1,032,324.00)	($409,570)	($1,441,894)
Exchange Cleared Swaps
	25,581,000	AUD	22,511,273	AUD-BBR-BBSW	Fixed 3.2625%	Oct 2018	—	3,354	3,354
	95,349,000	AUD	83,673,530	AUD-BBR-BBSW	Fixed 3.2116%	Oct 2018	—	(65,187)	(65,187)
	76,744,000	AUD	67,388,933	AUD-BBR-BBSW	Fixed 3.2333%	Oct 2018	—	(25,812)	(25,812)
	25,581,000	AUD	22,524,077	AUD-BBR-BBSW	Fixed 3.2525%	Oct 2018	—	(2,175)	(2,175)
	85,271,000	AUD	74,987,315	AUD-BBR-BBSW	Fixed 3.2663%	Oct 2018	—	9,500	9,500
	42,280,000	AUD	37,337,454	AUD-BBR-BBSW	Fixed 3.2775%	Oct 2018	—	12,319	12,319
	25,581,000	AUD	22,506,163	AUD-BBR-BBSW	Fixed 3.280%	Oct 2018	—	9,275	9,275
	42,636,000	AUD	37,541,009	AUD-BBR-BBSW	Fixed 3.2825%	Oct 2018	—	16,869	16,869
	117,248,000	AUD	101,689,153	AUD-BBR-BBSW	Fixed 3.445%	Oct 2018	—	381,419	381,419
	38,372,000	AUD	33,504,500	AUD-BBR-BBSW	Fixed 3.48250%	Oct 2018	—	149,505	149,505
	374,000,000	AUD	342,696,084	AUD-BBR-BBSW	Fixed 3.520%	Sep 2018	—	2,328,622	2,328,622
	54,000,000	AUD	50,133,597	AUD-BBR-BBSW	Fixed 4.0025%	Apr 2018	—	784,550	784,550
	386,000,000	AUD	349,822,119	AUD-BBR-BBSW	Fixed 4.015%	Mar 2018	—	5,755,808	5,755,808
	200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.050%	Apr 2018	—	3,062,557	3,062,557
	54,000,000	AUD	49,833,887	AUD-BBR-BBSW	Fixed 4.0525%	Apr 2018	—	827,784	827,784
	81,000,000	AUD	74,750,831	AUD-BBR-BBSW	Fixed 4.055%	Apr 2018	—	1,244,976	1,244,976
	193,000,000	AUD	175,398,418	AUD-BBR-BBSW	Fixed 4.06250%	Mar 2018	—	3,027,482	3,027,482
	200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.065%	Apr 2018	—	3,111,450	3,111,450
	380,770,000	AUD	344,006,693	AUD-BBR-BBSW	Fixed 4.200%	Dec 2017	—	7,347,780	7,347,780
	190,385,000	AUD	174,345,078	AUD-BBR-BBSW	Fixed 4.200%	Dec 2017	—	3,662,514	3,662,514
	190,385,000	AUD	173,973,871	AUD-BBR-BBSW	Fixed 4.215%	Dec 2017	—	3,728,072	3,728,072
	86,250,000	EUR	114,419,208	EUR-EURIBOR-Reuters	Fixed 1.200%	Aug 2016	—	1,051,108	1,051,108
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.202%	Aug 2016	—	938,613	938,613
	76,891,000	EUR	101,957,441	EUR-EURIBOR-Reuters	Fixed 1.204%	Aug 2016	—	940,916	940,916
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.207%	Aug 2016	—	943,441	943,441
	117,111,000	EUR	155,289,148	EUR-EURIBOR-Reuters	Fixed 1.2075%	Aug 2016	—	1,438,225	1,438,225
	117,111,000	EUR	155,359,396	EUR-EURIBOR-Reuters	Fixed 1.210%	Aug 2016	—	1,441,894	1,441,894
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.212%	Aug 2016	—	948,258	948,258
	117,111,000	EUR	155,359,396	EUR-EURIBOR-Reuters	Fixed 1.220%	Aug 2016	—	1,456,584	1,456,584
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.239%	Aug 2016	—	974,294	974,294
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.244%	Aug 2016	—	979,112.00	979,112
	172,500,000	EUR	225,949,183	EUR-EURIBOR-Reuters	Fixed 1.250%	Jun 2016	—	2,230,598	2,230,598
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.252%	Aug 2016	—	986,830	986,830
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.255%	Aug 2016	—	989,720	989,720
	68,539,000	EUR	91,537,285	EUR-EURIBOR-Reuters	Fixed 1.270%	Aug 2016	—	895,108	895,108
	86,250,000	EUR	113,190,165	EUR-EURIBOR-Reuters	Fixed 1.380%	Jun 2016	—	1,259,797	1,259,797

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	87,500,000	EUR	118,895,077	EUR-EURIBOR-Reuters	Fixed 2.286%	Dec 2024	—	12,905,891	12,905,891
	87,500,000	EUR	120,623,104	EUR-EURIBOR-Reuters	Fixed 2.379%	Dec 2024	—	13,827,099	13,827,099
	87,500,000	EUR	120,220,546	EUR-EURIBOR-Reuters	Fixed 2.399%	Dec 2024	—	14,066,532	14,066,532
	38,200,000	EUR	52,259,541	EUR-EURIBOR-Reuters	Fixed 2.402%	Jan 2025	—	6,057,641	6,057,641
	87,500,000	EUR	119,043,732	EUR-EURIBOR-Reuters	Fixed 2.495%	Jan 2025	—	14,890,348	14,890,348
	90,000,000	EUR	117,823,563	EUR-EURIBOR-Reuters	Fixed 2.765%	Jun 2027	—	12,458,472	12,458,472
	40,000,000	EUR	53,730,004	EUR-EURIBOR-Reuters	Fixed 2.774%	Jun 2047	(2,619,337)	11,730,520	9,111,183
	12,000,000	EUR	15,699,594	EUR-EURIBOR-Reuters	Fixed 2.78%	Jun 2027	—	1,683,578	1,683,578
	4,000,000	EUR	5,373,000	EUR-EURIBOR-Reuters	Fixed 2.79%	Jun 2047	(244,472)	1,174,733	930,261
	24,486,214	EUR	31,057,086	EUR-EURIBOR-Reuters	Fixed 2.89%	Nov 2055	7,645,081	1,071,011	8,716,092
	5,305,334	EUR	6,781,808	EUR-EURIBOR-Reuters	Fixed 2.891%	Nov 2055	1,621,917	270,161	1,892,078
	23,072,692	EUR	29,264,245	EUR-EURIBOR-Reuters	Fixed 2.8942%	Nov 2055	7,233,399	1,015,309	8,248,708
	31,612,094	EUR	40,291,176	EUR-EURIBOR-Reuters	Fixed 2.900%	Nov 2055	9,721,002	1,643,374	11,364,376
	8,463,666	EUR	11,417,914	EUR-EURIBOR-Reuters	Fixed 2.915%	Nov 2035	—	2,101,698	2,101,698
	5,305,333	EUR	6,817,091	EUR-EURIBOR-Reuters	Fixed 2.928%	Nov 2055	1,593,997	370,984	1,964,981
	5,305,333	EUR	6,817,091	EUR-EURIBOR-Reuters	Fixed 2.938%	Nov 2055	1,612,633	372,772	1,985,405
	36,906,749	EUR	49,574,994	EUR-EURIBOR-Reuters	Fixed 2.940%	Nov 2035	—	9,358,029	9,358,029
	38,945,669	EUR	52,313,774	EUR-EURIBOR-Reuters	Fixed 2.940%	Nov 2035	—	9,875,015	9,875,015
	8,463,667	EUR	11,390,824	EUR-EURIBOR-Reuters	Fixed 2.950%	Nov 2035	—	2,168,261	2,168,261
	8,463,667	EUR	11,394,643	EUR-EURIBOR-Reuters	Fixed 2.960%	Nov 2035	—	2,188,230	2,188,230
	44,598,582	EUR	60,072,065	EUR-EURIBOR-Reuters	Fixed 2.960%	Nov 2035	—	11,500,082	11,500,082
	8,503,000	EUR	10,983,745	EUR-EURIBOR-Reuters	Fixed 2.9775%	Nov 2055	2,445,843	860,241	3,306,084
	4,252,000	EUR	5,505,704	EUR-EURIBOR-Reuters	Fixed 2.980%	Nov 2055	1,283,728	373,434	1,657,162
	8,403,000	EUR	10,804,160	EUR-EURIBOR-Reuters	Fixed 2.986%	Nov 2055	2,796,074	497,374	3,293,448
	13,585,000	EUR	18,250,774	EUR-EURIBOR-Reuters	Fixed 2.995%	Nov 2035	—	3,617,865	3,617,865
	8,503,000	EUR	10,837,494	EUR-EURIBOR-Reuters	Fixed 2.995%	Nov 2055	2,881,408	479,623	3,361,031
	6,793,000	EUR	9,126,059	EUR-EURIBOR-Reuters	Fixed 3.000%	Nov 2035	—	1,816,605	1,816,605
	4,252,000	EUR	5,509,956	EUR-EURIBOR-Reuters	Fixed 3.000%	Nov 2055	1,365,272	323,291	1,688,563
	13,402,000	EUR	18,043,125	EUR-EURIBOR-Reuters	Fixed 3.006%	Nov 2035	—	3,601,854	3,601,854

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	13,585,000	EUR	18,250,774	EUR-EURIBOR-Reuters	Fixed 3.010%	Nov 2035	—	3,663,098	3,663,098
	6,793,000	EUR	9,126,059	EUR-EURIBOR-Reuters	Fixed 3.020%	Nov 2035	—	1,846,763	1,846,763
	12,019,000	EUR	16,188,993	EUR-EURIBOR-Reuters	Fixed 3.027%	Aug 2047	(90,246)	3,659,288	3,569,042
	14,043,000	EUR	18,915,220	EUR-EURIBOR-Reuters	Fixed 3.030%	Aug 2047	(95,633)	4,278,071	4,182,438
	12,019,000	EUR	16,188,993	EUR-EURIBOR-Reuters	Fixed 3.030%	Aug 2047	(80,817)	3,660,445	3,579,628
	12,019,000	EUR	16,188,993	EUR-EURIBOR-Reuters	Fixed 3.038%	Aug 2047	(56,572)	3,664,430	3,607,858
	49,420,000	EUR	65,899,132	EUR-EURIBOR-Reuters	Fixed 3.219%	Aug 2027	—	9,234,542	9,234,542
	28,870,000	EUR	38,496,721	EUR-EURIBOR-Reuters	Fixed 3.219%	Aug 2027	—	5,399,745	5,399,745
	24,710,000	EUR	32,949,566	EUR-EURIBOR-Reuters	Fixed 3.227%	Aug 2027	—	4,645,151	4,645,151
	12,019,000	EUR	16,026,744	Fixed 3.038%	EUR-EURIBOR-Reuters	Aug 2047	—	(3,607,858)	(3,607,858)
	86,250,000	EUR	119,650,247	Fixed 1.200%	EUR-EURIBOR-Reuters	Aug 2016	(752,999)	(298,109)	(1,051,108)
	76,891,000	EUR	106,982,355	Fixed 1.202%	EUR-EURIBOR-Reuters	Aug 2016	(670,214)	(268,399)	(938,613)
	76,891,000	EUR	106,982,355	Fixed 1.204%	EUR-EURIBOR-Reuters	Aug 2016	(676,614)	(264,302)	(940,916)
	76,891,000	EUR	106,982,355	Fixed 1.207%	EUR-EURIBOR-Reuters	Aug 2016	(671,327)	(272,114)	(943,441)
	117,111,000	EUR	163,153,143	Fixed 1.2075%	EUR-EURIBOR-Reuters	Aug 2016	(1,015,885)	(422,340)	(1,438,225)
	76,891,000	EUR	106,982,355	Fixed 1.212%	EUR-EURIBOR-Reuters	Aug 2016	(660,057)	(288,201)	(948,258)
	117,111,000	EUR	163,153,143	Fixed 1.220%	EUR-EURIBOR-Reuters	Aug 2016	(1,048,483)	(408,101)	(1,456,584)
	76,891,000	EUR	106,478,648	Fixed 1.239%	EUR-EURIBOR-Reuters	Aug 2016	(692,123)	(282,171)	(974,294)
	76,891,000	EUR	106,478,648	Fixed 1.244%	EUR-EURIBOR-Reuters	Aug 2016	(685,753)	(293,359)	(979,112)
	58,000,000	EUR	74,286,402	Fixed 1.244%	EUR-EURIBOR-Reuters	Oct 2025	—	(153,375)	(153,375)
	172,500,000	EUR	240,318,307	Fixed 1.250%	EUR-EURIBOR-Reuters	Jun 2016	(1,729,735)	(500,863)	(2,230,598)
	76,891,000	EUR	106,478,648	Fixed 1.250%	EUR-EURIBOR-Reuters	Aug 2016	(686,722)	(300,108)	(986,830)
	76,891,000	EUR	106,478,648	Fixed 1.255%	EUR-EURIBOR-Reuters	Aug 2016	(690,046)	(299,674)	(989,720)
	68,539,000	EUR	94,912,799	Fixed 1.270%	EUR-EURIBOR-Reuters	Aug 2016	(630,361)	(264,747)	(895,108)
	86,250,000	EUR	119,650,247	Fixed 1.380%	EUR-EURIBOR-Reuters	Jun 2016	(1,019,628)	(240,169)	(1,259,797)
	90,000,000	EUR	120,892,509	Fixed 2.765%	EUR-EURIBOR-Reuters	Jun 2027	2,982,015	(15,440,487)	(12,458,472)
	40,000,000	EUR	52,366,028	Fixed 2.774%	EUR-EURIBOR-Reuters	Jun 2047	—	(9,111,183)	(9,111,183)
	12,000,000	EUR	16,119,001	Fixed 2.780%	EUR-EURIBOR-Reuters	Jun 2027	376,110	(2,059,688)	(1,683,578)
	4,000,000	EUR	5,233,198	Fixed 2.790%	EUR-EURIBOR-Reuters	Jun 2047	—	(930,261)	(930,261)

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	24,486,214	EUR	32,891,109	Fixed 2.890%	EUR-EURIBOR-Reuters	Nov 2055	—	(8,716,092)	(8,716,092)
	5,305,334	EUR	7,157,164	Fixed 2.891%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,892,078)	(1,892,078)
	23,072,692	EUR	30,992,396	Fixed 2.8942%	EUR-EURIBOR-Reuters	Nov 2055	—	(8,248,708)	(8,248,708)
	31,612,094	EUR	42,579,913	Fixed 2.900%	EUR-EURIBOR-Reuters	Nov 2055	—	(11,364,376)	(11,364,376)
	8,463,666	EUR	10,819,104	Fixed 2.915%	EUR-EURIBOR-Reuters	Nov 2035	(1,790,697)	(311,001)	(2,101,698)
	5,305,333	EUR	7,140,181	Fixed 2.928%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,964,981)	(1,964,981)
	5,305,333	EUR	7,142,575	Fixed 2.938%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,985,405)	(1,985,405)
	75,852,418	EUR	96,207,403	Fixed 2.940%	EUR-EURIBOR-Reuters	Nov 2035	(16,983,829)	(2,249,216)	(19,233,045)
	8,463,667	EUR	10,875,394	Fixed 2.950%	EUR-EURIBOR-Reuters	Nov 2035	(1,779,061)	(389,200)	(2,168,261)
	8,463,667	EUR	10,875,394	Fixed 2.960%	EUR-EURIBOR-Reuters	Nov 2035	(1,806,671)	(381,559)	(2,188,230)
	44,598,582	EUR	56,843,097	Fixed 2.960%	EUR-EURIBOR-Reuters	Nov 2035	(10,002,366)	(1,497,716)	(11,500,082)
	8,503,000	EUR	11,423,359	Fixed 2.9775%	EUR-EURIBOR-Reuters	Nov 2055	—	(3,306,084)	(3,306,084)
	4,252,000	EUR	5,712,351	Fixed 2.980%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,657,162)	(1,657,162)
	8,403,000	EUR	11,312,966	Fixed 2.986%	EUR-EURIBOR-Reuters	Nov 2055	—	(3,293,577)	(3,293,577)
	13,585,000	EUR	17,548,415	Fixed 2.995%	EUR-EURIBOR-Reuters	Nov 2035	(2,767,603)	(850,262)	(3,617,865)
	8,503,000	EUR	11,423,359	Fixed 2.995%	EUR-EURIBOR-Reuters	Nov 2055	—	(3,361,031)	(3,361,031)
	6,793,000	EUR	8,795,919	Fixed 3.000%	EUR-EURIBOR-Reuters	Nov 2035	(1,469,601)	(347,004)	(1,816,605)
	4,252,000	EUR	5,712,351	Fixed 3.000%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,688,563)	(1,688,563)
	13,402,000	EUR	17,231,625	Fixed 3.006%	EUR-EURIBOR-Reuters	Nov 2035	(3,040,624)	(561,230)	(3,601,854)
	13,585,000	EUR	17,314,754	Fixed 3.010%	EUR-EURIBOR-Reuters	Nov 2035	(3,143,076)	(520,022)	(3,663,098)
	6,793,000	EUR	8,802,712	Fixed 3.020%	EUR-EURIBOR-Reuters	Nov 2035	(1,551,269)	(295,494)	(1,846,763)
	12,019,000	EUR	16,026,744	Fixed 3.027%	EUR-EURIBOR-Reuters	Aug 2047	—	(3,569,042)	(3,569,042)
	12,019,000	EUR	16,026,744	Fixed 3.030%	EUR-EURIBOR-Reuters	Aug 2047	—	(3,579,628)	(3,579,628)
	14,043,000	EUR	18,725,648	Fixed 3.030%	EUR-EURIBOR-Reuters	Aug 2047	—	(4,182,438)	(4,182,438)
	24,710,000	EUR	33,283,137	Fixed 3.216%	EUR-EURIBOR-Reuters	Aug 2027	(234,369)	(4,378,500)	(4,612,869)
	53,580,000	EUR	72,169,586	Fixed 3.219%	EUR-EURIBOR-Reuters	Aug 2027	(526,657)	(9,494,761)	(10,021,418)
	24,710,000	EUR	33,283,137	Fixed 3.227%	EUR-EURIBOR-Reuters	Aug 2027	(265,349)	(4,379,802)	(4,645,151)
	10,375,000	GBP	17,055,449	Fixed 3.283%	GBP-LIBOR-BBA	Jan 2044	—	(1,976,049)	(1,976,049)
	21,643,750	GBP	35,335,581	Fixed 3.291%	GBP-LIBOR-BBA	Feb 2044	—	(4,167,479)	(4,167,479)
	21,643,750	GBP	36,112,580	Fixed 3.306%	GBP-LIBOR-BBA	Feb 2044	—	(4,253,244)	(4,253,244)
	22,800,000	GBP	37,563,017	Fixed 3.310%	GBP-LIBOR-BBA	Jan 2044	—	(4,555,908)	(4,555,908)

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	22,800,000	GBP	37,618,858	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(4,589,593)	(4,589,593)
	5,187,500	GBP	8,546,410	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(1,041,030)	(1,041,030)
	50,000	GBP	83,380	Fixed 3.3252%	GBP-LIBOR-BBA	Feb 2044	—	(10,158)	(10,158)
	10,375,000	GBP	17,200,190	Fixed 3.3625%	GBP-LIBOR-BBA	Jan 2044	—	(2,269,370)	(2,269,370)
	22,800,000	GBP	37,923,269	Fixed 3.3638&	GBP-LIBOR-BBA	Jan 2044	—	(4,995,394)	(4,995,394)
	10,375,000	GBP	17,200,190	Fixed 3.365%	GBP-LIBOR-BBA	Jan 2044	—	(2,278,296)	(2,278,296)
	4,800,000,000	JPY	45,242,471	Fixed 0.7613%	JPY-LIBOR-BBA	Oct 2025	—	(196,641)	(196,641)
	5,125,000,000	JPY	50,026,844	Fixed 0.944%	JPY-LIBOR-BBA	Dec 2024	—	(1,563,772)	(1,563,772)
	5,125,000,000	JPY	50,041,498	Fixed 1.010%	JPY-LIBOR-BBA	Dec 2024	—	(1,843,075)	(1,843,075)
	2,970,000,000	JPY	28,500,144	Fixed 1.015%	JPY-LIBOR-BBA	Jan 2025	—	(1,051,508)	(1,051,508)
	5,125,000,000	JPY	49,615,180	Fixed 1.030%	JPY-LIBOR-BBA	Dec 2024	—	(1,940,095)	(1,940,095)
	5,125,000,000	JPY	48,900,339	Fixed 1.0788%	JPY-LIBOR-BBA	Jan 2025	—	(2,105,715)	(2,105,715)
	26,250,000	USD	26,250,000	Fiexed 3.5125%	USD-LIBOR-BBA	Oct 2044	—	(121,406)	(121,406)
	26,250,000	USD	26,250,000	Fiexed 3.515%	USD-LIBOR-BBA	Oct 2044	—	(124,782)	(124,782)
	35,000,000	USD	35,000,000	Fixed 2.691%	USD-LIBOR-BBA	Oct 2025	—	335,594	335,594
	66,250,000	USD	66,250,000	Fixed 3.2875%	USD-LIBOR-BBA	Dec 2024	—	(4,722,254)	(4,722,254)
	66,250,000	USD	66,250,000	Fixed 3.335%	USD-LIBOR-BBA	Dec 2024	—	(4,939,441)	(4,939,441)
	66,250,000	USD	66,250,000	Fixed 3.388%	USD-LIBOR-BBA	Dec 2024	—	(5,282,139)	(5,282,139)
	36,400,000	USD	36,400,000	Fixed 3.3913%	USD-LIBOR-BBA	Jan 2025	—	(2,796,135)	(2,796,135)
	26,250,000	USD	26,250,000	Fixed 3.475%	USD-LIBOR-BBA	Oct 2044	—	(73,731)	(73,731)
	26,250,000	USD	26,250,000	Fixed 3.5075%	USD-LIBOR-BBA	Oct 2044	—	(115,209)	(115,209)
	52,500,000	USD	52,500,000	Fixed 3.5178%	USD-LIBOR-BBA	Oct 2044	—	(256,289)	(256,289)
	66,250,000	USD	66,250,000	Fixed 3.543%	USD-LIBOR-BBA	Jan 2025	—	(6,020,005)	(6,020,005)
	26,250,000	USD	26,250,000	Fixed 3.555%	USD-LIBOR-BBA	Oct 2044	—	(175,662)	(175,662)
	26,250,000	USD	26,250,000	Fixed 3.570%	USD-LIBOR-BBA	Oct 2044	—	(194,812)	(194,812)
	31,250,000	USD	31,250,000	Fixed 3.588%	USD-LIBOR-BBA	Sep 2044	—	(258,400)	(258,400)
	62,500,000	USD	62,500,000	Fixed 3.5925%	USD-LIBOR-BBA	Sep 2044	—	(530,500)	(530,500)
	31,250,000	USD	31,250,000	Fixed 3.6038%	USD-LIBOR-BBA	Sep 2044	—	(282,375)	(282,375)
	62,500,000	USD	62,500,000	Fixed 3.610%	USD-LIBOR-BBA	Sep 2044	—	(583,431)	(583,431)
	31,250,000	USD	31,250,000	Fixed 3.611%	USD-LIBOR-BBA	Sep 2044	—	(293,241)	(293,241)
	93,750,000	USD	93,750,000	Fixed 3.6192%	USD-LIBOR-BBA	Sep 2044	—	(919,275)	(919,275)
	93,750,000	USD	93,750,000	Fixed 3.6317%	USD-LIBOR-BBA	Sep 2044	—	(986,297)	(986,297)
	31,250,000	USD	31,250,000	Fixed 3.635%	USD-LIBOR-BBA	Sep 2044	—	(330,253)	(330,253)
	93,750,000	USD	93,750,000	Fixed 3.645%	USD-LIBOR-BBA	Sep 2044	—	(1,037,194)	(1,037,194)
	62,500,000	USD	62,500,000	Fixed 3.6495%	USD-LIBOR-BBA	Sep 2044	—	(705,150)	(705,150)
	31,250,000	USD	31,250,000	Fixed 3.69%	USD-LIBOR-BBA	Sep 2044	—	(413,972)	(413,972)
	31,250,000	USD	31,250,000	Fixed 3.6925%	USD-LIBOR-BBA	Sep 2044	—	(417,778)	(417,778)
	62,500,000	USD	62,500,000	Fixed 3.6975%	USD-LIBOR-BBA	Sep 2044	—	(850,775)	(850,775)
	62,500,000	USD	62,500,000	Fixed 3.715%	USD-LIBOR-BBA	Sep 2044	—	(904,056)	(904,056)
	31,250,000	USD	31,250,000	Fixed 3.735%	USD-LIBOR-BBA	Sep 2044	—	(482,469)	(482,469)
	156,250,000	USD	156,250,000	Fixed 3.73575%	USD-LIBOR-BBA	Sep 2044	—	(2,418,047)	(2,418,047)
	62,500,000	USD	62,500,000	Fixed 3.736%	USD-LIBOR-BBA	Sep 2044	—	(967,981)	(967,981)
	125,000,000	USD	125,000,000	Fixed 3.7413%	USD-LIBOR-BBA	Sep 2044	—	(1,968,600)	(1,968,600)
	62,500,000	USD	62,500,000	Fixed 3.7445%	USD-LIBOR-BBA	Sep 2044	—	(993,606)	(993,606)
	31,250,000	USD	31,250,000	Fixed 3.755%	USD-LIBOR-BBA	Sep 2044	—	(512,781)	(512,781)
			$10,936,974,959				($17,652,041)	$35,436,930	$17,784,889

The following are abbreviations for the table above:
BBA	The British Bankers' Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2014, the fund used CDS as a Buyer of protection to maintain diversity and liquidity of the fund. The following table summarizes the credit default swap contracts the fund held as of October 31, 2014 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX North America High Yield CDSI 20 5Y	49,500,000	USD	$49,500,000	(5.000)%	Jun 2018	($2,326,652)	($2,076,464)	($4,403,116)
	CDX North America High Yield 21 5Y	118,800,000	USD	118,800,000	(5.000)%	Dec 2018	(5,894,538)	(4,372,770)	(10,267,308)
	iTraxx Europe Crossover Series 21 5Y	55,000,000	EUR	69,544,722	(5.000)%	Jun 2019	(7,927,605)	(121,050)	(8,048,655)
				$237,844,722			($16,148,795)	($6,570,284)	($22,719,079)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2014 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2014 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 10-31-14	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX North America High Yield CDSI 20 5Y	2.54%	49,500,000	USD	$49,500,000	5.000%	Jun 2018	$1,778,224	$2,624,893	$4,403,117
	CDX North America High Yield 21 5Y	2.86%	118,800,000	USD	118,800,000	5.000%	Dec 2018	4,305,831	5,961,477	10,267,308
	iTraxx Europe Crossover Series 21 5Y	2.39%	55,000,000	EUR	73,768,766	5.000%	Jun 2019	5,967,167	2,081,890	8,049,057
	iTraxx Europe Crossover Series 22 5Y	3.55%	55,000,000	EUR	69,544,722	5.000%	Dec 2019	5,092,102	(242,885)	4,849,217
					$311,613,488			$17,143,324	$10,425,375	$27,568,699

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended Ocotber 31, 2014, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
BNP Paribas	China Ent. Index	HKD	109,541	$14,123	Receive	Dec 2014	34.25%	($163,372)	($163,372)
BNP Paribas	China Ent. Index	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(465,975)	(465,975)
BNP Paribas	China Ent. Index	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(641,438)	(641,438)
BNP Paribas	China Ent. Index	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(696,281)	(696,281)
BNP Paribas	China Ent. Index	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(1,150,826)	(1,150,826)
BNP Paribas	China Ent. Index	HKD	2,328,300	299,922	Receive	Dec 2014	28.90%	(2,394,146)	(2,394,146)
BNP Paribas	China Ent. Index	HKD	4,966,000	640,649	Receive	Dec 2015	26.00%	(1,658,510)	(1,658,510)
BNP Paribas	FTSE 100	GBP	16,178	25,725	Pay	Dec 2014	28.50%	308,359	308,359
BNP Paribas	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	647,273	647,273
BNP Paribas	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	558,551	558,551
BNP Paribas	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	774,611	774,611
BNP Paribas	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	1,419,234	1,419,234
BNP Paribas	FTSE 100	GBP	120,000	192,145	Pay	Dec 2014	18.10%	1,112,572	1,112,572
BNP Paribas	FTSE 100	GBP	377,000	635,302	Pay	Dec 2015	17.00%	619,527	619,527
BNP Paribas	FTSE 100	GBP	15,000	25,414	Receive	Nov 2014	14.10%	(40,562)	(40,562)
BNP Paribas	Hang Seng Index	HKD	1,495,200	192,884	Receive	Dec 2014	22.45%	(1,279,760)	(1,279,760)
BNP Paribas	Hang Seng Index	HKD	2,328,900	300,123	Receive	Dec 2014	23.00%	(1,985,291)	(1,985,291)
BNP Paribas	Kospi 2 Index	KRW	60,000,000	58,800	Receive	Dec 2015	19.65%	(103,776)	(103,776)
BNP Paribas	Kospi 2 Index	KRW	212,200,000	200,105	Receive	Dec 2014	21.10%	(1,422,616)	(1,422,616)
BNP Paribas	Kospi 2 Index	KRW	300,000,000	293,100	Receive	Dec 2015	20.15%	(683,117)	(683,117)
BNP Paribas	Kospi 2 Index	KRW	330,000,000	321,750	Receive	Dec 2015	20.05%	(730,413)	(730,413)
BNP Paribas	Kospi 2 Index	KRW	411,750,000	375,104	Receive	Dec 2014	22.70%	(3,186,856)	(3,186,856)
BNP Paribas	Nikkei-225	JPY	15,000,000	147,870	Receive	Nov 2014	19.00%	275,010	275,010
BNP Paribas	S&P 500	USD	64,000	64,000	Pay	Dec 2015	17.75%	3,061	3,061
BNP Paribas	S&P 500	USD	200,000	200,000	Pay	Dec 2014	19.10%	1,197,573	1,197,573
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.60%	2,299,823	2,299,823
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.40%	2,254,188	2,254,188
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2015	20.60%	1,049,947	1,049,947
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2015	18.30%	215,556	215,556
BNP Paribas	S&P 500	USD	318,000	318,000	Pay	Dec 2015	18.20%	203,892	203,892
BNP Paribas	S&P 500	USD	375,000	375,000	Pay	Dec 2014	20.80%	2,689,090	2,689,090
BNP Paribas	China Ent. Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	15,209	15,209
BNP Paribas	China Ent. Index	HKD	1,400,000	180,639	Receive	Dec 2016	27.40%	25,955	25,955
BNP Paribas	China Ent. Index	HKD	2,000,000	258,062	Receive	Dec 2016	27.50%	(6,330)	(6,330)
BNP Paribas	FTSE 100	GBP	50,000	82,727	Pay	Dec 2016	18.65%	(58,053)	(58,053)
BNP Paribas	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(149,806)	(149,806)
BNP Paribas	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(201,812)	(201,812)
BNP Paribas	FTSE 100	GBP	70,000	117,674	Receive	Nov 2014	15.45%	(279,503)	(279,503)
BNP Paribas	FTSE 100	GBP	100,000	166,960	Receive	Nov 2014	13.90%	(155,820)	(155,820)
BNP Paribas	FTSE 100	GBP	200,000	330,910	Receive	Dec 2014	14.00%	(73,498)	(73,498)
BNP Paribas	Hang Seng Index	HKD	775,000	99,911	Receive	Dec 2016	25.20%	(94,785)	(94,785)
BNP Paribas	Kospi 2 Index	KRW	300,000,000	281,400	Receive	Dec 2016	21.40%	(37,964)	(37,964)
BNP Paribas	Kospi 2 Index	KRW	315,000,000	293,265	Receive	Dec 2015	22.50%	(1,478,479)	(1,478,479)
BNP Paribas	S&P 500	USD	120,000	120,000	Pay	Dec 2016	22.55%	182,320	182,320
BNP Paribas	S&P 500	USD	128,000	128,000	Pay	Dec 2016	19.20%	(107,578)	(107,578)
BNP Paribas	S&P 500	USD	279,000	279,000	Pay	Dec 2016	21.10%	36,370	36,370
CITIBANK N.A.	Hang Seng Index	HKD	120,000	15,481	Receive	Dec 2015	20.80%	(11,347)	(11,347)
CITIBANK N.A.	S&P 500	USD	100,000	100,000	Pay	Dec 2015	18.00%	(7,343)	(7,343)
CITIBANK N.A.	S&P 500	USD	130,000	130,000	Receive	Dec 2014	14.40%	229,344	229,344
Goldman Sachs	China Ent. Index	HKD	300,000	38,700	Receive	Dec 2015	25.45%	(55,742)	(55,742)
Goldman Sachs	China Ent. Index	HKD	638,625	82,346	Receive	Dec 2016	28.30%	(39,328)	(39,328)
Goldman Sachs	China Ent. Index	HKD	700,000	90,311	Receive	Dec 2015	26.10%	(197,402)	(197,402)
Goldman Sachs	China Ent. Index	HKD	750,000	96,755	Receive	Dec 2015	26.10%	(209,109)	(209,109)
Goldman Sachs	China Ent. Index	HKD	750,000	96,756	Receive	Dec 2015	25.90%	(183,371)	(183,371)
Goldman Sachs	China Ent. Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	(93,243)	(93,243)
Goldman Sachs	China Ent. Index	HKD	1,413,000	182,284	Receive	Dec 2015	25.40%	(253,835)	(253,835)

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Goldman Sachs	China Ent. Index	HKD	1,600,000	206,450	Receive	Dec 2015	25.70%	(312,470)	(312,470)
Goldman Sachs	FTSE 100	GBP	22,800	38,826	Pay	Dec 2015	16.95%	15,554	15,554
Goldman Sachs	FTSE 100	GBP	30,000	50,940	Pay	Dec 2015	17.20%	38,814	38,814
Goldman Sachs	FTSE 100	GBP	50,000	84,805	Pay	Dec 2015	17.25%	66,908	66,908
Goldman Sachs	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	(11,831)	(11,831)
Goldman Sachs	FTSE 100	GBP	52,000	88,551	Pay	Dec 2015	16.85%	31,625	31,625
Goldman Sachs	FTSE 100	GBP	57,000	96,988	Pay	Dec 2015	17.00%	49,521	49,521
Goldman Sachs	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	31,753	31,753
Goldman Sachs	FTSE 100	GBP	112,500	191,020	Pay	Dec 2015	16.95%	80,540	80,540
Goldman Sachs	FTSE 100	GBP	126,700	217,341	Pay	Dec 2015	16.75%	21,467	21,467
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	(82,314)	(82,314)
Goldman Sachs	Kospi 2 Index	KRW	22,000,000	21,648	Receive	Dec 2015	19.15%	(26,824)	(26,824)
Goldman Sachs	Kospi 2 Index	KRW	38,000,000	37,164	Receive	Dec 2014	15.45%	(78,227)	(78,227)
Goldman Sachs	Kospi 2 Index	KRW	55,000,000	54,065	Receive	Dec 2015	19.15%	(68,178)	(68,178)
Goldman Sachs	Kospi 2 Index	KRW	65,000,000	63,895	Receive	Dec 2014	15.30%	(130,340)	(130,340)
Goldman Sachs	Kospi 2 Index	KRW	75,000,000	73,350	Receive	Dec 2015	19.35%	(99,376)	(99,376)
Goldman Sachs	Kospi 2 Index	KRW	100,000,000	93,500	Receive	Dec 2016	21.00%	22,086	22,086
Goldman Sachs	Kospi 2 Index	KRW	125,125,000	122,623	Receive	Dec 2016	20.45%	(32,750)	(32,750)
Goldman Sachs	Kospi 2 Index	KRW	130,000,000	127,270	Receive	Dec 2015	19.00%	(127,814)	(127,814)
Goldman Sachs	Kospi 2 Index	KRW	147,927,500	140,679	Receive	Dec 2015	20.55%	(148,817)	(148,817)
Goldman Sachs	Kospi 2 Index	KRW	150,000,000	142,500	Receive	Dec 2015	20.85%	(468,177)	(468,177)
Goldman Sachs	Kospi 2 Index	KRW	150,000,000	147,600	Receive	Dec 2015	19.00%	(145,985)	(145,985)
Goldman Sachs	Kospi 2 Index	KRW	200,000,000	191,600	Receive	Dec 2016	21.00%	34,191	34,191
Goldman Sachs	Kospi 2 Index	KRW	264,000,000	250,008	Receive	Dec 2015	20.80%	(315,542)	(315,542)
Goldman Sachs	Kospi 2 Index	KRW	302,730,000	300,005	Receive	Dec 2015	19.00%	(276,461)	(276,461)
Goldman Sachs	Kospi 2 Index	KRW	500,000,000	463,000	Receive	Dec 2015	21.30%	(1,788,292)	(1,788,292)
Goldman Sachs	S&P 500	USD	60,000.00	60,000	Pay	Dec 2015	17.40%	(29,786)	(29,786)
Goldman Sachs	S&P 500	USD	90,000	90,000	Pay	Dec 2015	17.80%	(16,811)	(16,811)
Goldman Sachs	S&P 500	USD	93,000	93,000	Pay	Dec 2016	20.30%	(62,597)	(62,597)
Goldman Sachs	S&P 500	USD	100,000	100,000	Pay	Dec 2015	19.05%	171,994	171,994
Goldman Sachs	S&P 500	USD	111,000	111,000	Pay	Dec 2015	17.65%	(49,595)	(49,595)
Goldman Sachs	S&P 500	USD	120,000	120,000	Pay	Dec 2016	18.70%	(134,552)	(134,552)
Goldman Sachs	S&P 500	USD	125,000	125,000	Pay	Dec 2015	17.00%	(165,722)	(165,722)
Goldman Sachs	S&P 500	USD	147,400	147,400	Pay	Dec 2015	17.70%	(61,945)	(61,945)
Goldman Sachs	S&P 500	USD	191,000	191,000	Pay	Dec 2016	20.50%	(74,852)	(74,852)
Goldman Sachs	S&P 500	USD	230,000	230,000	Pay	Dec 2016	22.25%	288,400	288,400
Goldman Sachs	S&P 500	USD	500,000	500,000	Pay	Dec 2015	19.45%	1,090,044	1,090,044
Morgan Stanley	China Ent. Index	HKD	500,000	64,517	Receive	Dec 2016	28.00%	(51,652)	(51,652)
Morgan Stanley	China Ent. Index	HKD	1,250,000	161,290	Receive	Dec 2016	28.15%	(155,022)	(155,022)
Morgan Stanley	China Ent. Index	HKD	1,337,500	172,566	Receive	Dec 2015	25.60%	(219,957)	(219,957)
Morgan Stanley	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	(5,949)	(5,949)
Morgan Stanley	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	26,097	26,097
Morgan Stanley	FTSE 100	GBP	101,000	173,074	Pay	Dec 2015	16.60%	(15,996)	(15,996)
Morgan Stanley	FTSE 100	GBP	53,000	90,304	Receive	Nov 2014	14.00%	(153,596)	(153,596)
Morgan Stanley	Hang Seng Index	HKD	650,000	83,844	Receive	Dec 2015	21.00%	(97,151)	(97,151)
Morgan Stanley	Hang Seng Index	HKD	1,937,600	249,993	Receive	Dec 2016	23.90%	(85,186)	(85,186)
Morgan Stanley	Hang Seng Index	HKD	1,937,825	249,999	Receive	Dec 2016	24.75%	(278,459)	(278,459)
Morgan Stanley	Kospi 2 Index	KRW	100,000,000	97,100	Receive	Dec 2016	21.70%	(103,315)	(103,315)
Morgan Stanley	Kospi 2 Index	KRW	290,250,000	249,905	Receive	Dec 2014	23.00%	(2,197,999)	(2,197,999)
Morgan Stanley	S&P 500	USD	70,000	70,000	Pay	Dec 2015	18.00%	13,454	13,454
Morgan Stanley	S&P 500	USD	97,000	97,000	Pay	Dec 2016	20.00%	(20,822)	(20,822)
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2014	21.30%	1,909,041	1,909,041
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.40%	247,073	247,073
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.75%	320,665	320,665
UBS AG London	S&P 500	USD	80,000	80,000	Receive	Nov 2014	15.75%	(180,372)	(180,372)
				$18,365,449				($7,995,329)	($7,995,329)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amout. The party paying the ploating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended October 31, 2014, the fund used inflation swaps to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
BNP Paribas	15,000,000	GBP	$24,949,519	UK-RPI	Fixed 3.671%	Jan 2044	$1,328,945	$1,328,945
BNP Paribas	15,000,000	GBP	24,749,249	UK-RPI	Fixed 3.641%	Jan 2044	1,038,530	1,038,530
BNP Paribas	6,800,000	GBP	11,178,511	UK-RPI	Fixed 3.636%	Jan 2044	448,698	448,698
BNP Paribas	14,100,000	GBP	23,019,657	UK-RPI	Fixed 3.631%	Feb 2044	928,589	928,589
BNP Paribas	14,100,000	GBP	23,525,839	UK-RPI	Fixed 3.621%	Feb 2044	837,857	837,857
Morgan Stanley	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.665%	Jan 2044	576,149	576,149
Morgan Stanley	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.670%	Jan 2044	598,268	598,268
Morgan Stanley	15,000,000	GBP	24,712,511	UK-RPI	Fixed 3.640%	Jan 2044	1,028,584	1,028,584
Royal Bank of Scotland	3,400,000	GBP	5,601,503	UK-RPI	Fiixed 3.6275%	Jan 2044	205,877	205,877
			$160,283,545				$6,991,497	$6,991,497

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q1	10/14
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		12/14

John Hancock

International Growth Equity Fund

Quarterly portfolio holdings 10/31/14

Fund's investmentsInternational Growth Equity Fund

As of 10-31-14 (Unaudited)
	Shares	Value
Common stocks 90.8%		$28,966,281
(Cost $25,199,471)
Australia 4.8%		1,533,249
BHP Billiton, Ltd.	16,990	508,287
Commonwealth Bank of Australia	6,590	468,611
CSL, Ltd.	7,880	556,351
Belgium 1.5%		486,826
Anheuser-Busch InBev NV	4,390	486,826
Canada 10.2%		3,269,232
Canadian Pacific Railway, Ltd.	3,550	738,411
Enbridge, Inc.	11,320	535,642
IMAX Corp. (I)	16,450	484,617
Intact Financial Corp.	7,390	495,508
Methanex Corp.	9,450	561,609
Suncor Energy, Inc.	12,770	453,445
China 2.0%		645,785
Alibaba Group Holding, Ltd., ADR (I)	3,910	385,526
Baidu, Inc., ADR (I)	1,090	260,259
France 3.9%		1,241,517
Dassault Systemes SA	7,800	494,605
L'Oreal SA	2,942	461,706
Schneider Electric SE	3,620	285,206
Germany 6.1%		1,934,503
Bayer AG	7,662	1,095,832
GEA Group AG	11,860	547,074
Linde AG	1,580	291,597
Hong Kong 1.8%		566,173
AIA Group, Ltd.	101,457	566,173
India 2.2%		696,322
HDFC Bank, Ltd., ADR	6,840	358,621
Larsen & Toubro, Ltd., GDR	12,370	337,701
Indonesia 0.7%		234,717
Bank Rakyat Indonesia Persero Tbk PT	256,130	234,717
Ireland 1.6%		498,530
Shire PLC	7,430	498,530
Israel 1.9%		606,488
Teva Pharmaceutical Industries, Ltd., ADR	10,740	606,488
Italy 0.9%		296,865
Luxottica Group SpA	5,820	296,865
Japan 15.8%		5,031,964
FANUC Corp.	2,660	468,787
Fast Retailing Company, Ltd.	1,400	520,460
IHI Corp.	124,840	601,807
Mitsui Fudosan Company, Ltd.	20,190	649,440
Murata Manufacturing Company, Ltd.	4,140	465,172
Seven & I Holdings Company, Ltd.	12,520	488,982

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Equity Fund

	Shares	Value
Japan (continued)
Shimano, Inc.	3,280	$434,946
SoftBank Corp.	4,310	313,765
Toyota Motor Corp.	18,090	1,088,605
Macau 1.0%		317,709
Wynn Macau, Ltd.	88,041	317,709
Mexico 1.5%		471,393
Cemex SAB de CV (I)	382,403	471,393
Netherlands 1.8%		582,923
NXP Semiconductor NV (I)	8,490	582,923
Philippines 2.5%		791,153
Metropolitan Bank & Trust Company	168,116	309,083
Universal Robina Corp.	116,380	482,070
Singapore 1.8%		577,013
Avago Technologies, Ltd.	6,690	577,013
South Africa 0.9%		281,888
Naspers, Ltd.	2,260	281,888
Sweden 3.0%		956,156
Assa Abloy AB, Series B	9,000	477,761
Hennes & Mauritz AB, B Shares	11,990	478,395
Switzerland 12.2%		3,904,886
Cie Financiere Richemont SA	2,240	188,863
Nestle SA	13,357	979,524
Novartis AG	6,210	576,306
Roche Holding AG	4,180	1,233,524
UBS AG (I)	27,520	478,521
Wolseley PLC	8,427	448,148
United Kingdom 12.7%		4,040,989
Ashtead Group PLC	35,130	588,576
BG Group PLC	25,020	416,984
British American Tobacco PLC	10,370	587,747
Britvic PLC	18,120	197,563
BT Group PLC	80,030	471,803
InterContinental Hotels Group PLC	12,773	485,184
Lloyds Banking Group PLC (I)	490,840	606,133
Polypipe Group PLC	48,630	187,039
SABMiller PLC	8,839	499,960
Preferred securities 1.4%		$450,304
(Cost $509,130)
Germany 1.4%		450,304
Henkel AG & Company KGaA	4,550	450,304
Exchange-traded funds 7.2%		$2,310,192
(Cost $2,098,189)
iShares MSCI China ETF (L)	11,980	589,536
iShares MSCI India ETF	21,610	688,927
WisdomTree Japan Hedged Equity Fund	19,170	1,031,729

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Equity Fund

			Shares	Value
Rights 0.0%				$8,308
(Cost $8,417)
Banco Santander SA (I)(N)			43,617	8,308
	Yield (%)		Shares	Value
Securities lending collateral 1.7%				$532,299
(Cost $532,324)
John Hancock Collateral Investment Trust (W)	0.1171(Y	)	53,195	532,299
Short-term investments 0.5%				$165,742
(Cost $165,742)
Money market funds 0.5%				165,742
State Street Institutional Treasury Plus Money Market Fund	0.0000(Y	)	165,742	165,742
Total investments (Cost $28,513,273)† 101.6%				$32,433,126
Other assets and liabilities, net (1.6%)				($512,134)
Total net assets 100.0%				$31,920,992

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 10-31-14. The value of securities on loan amounted to $526,547.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-14.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $28,836,054. Net unrealized appreciation aggregated $3,597,072, of which $3,985,804 related to appreciated investment securities and $388,732 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 10-31-14:

Financials	20.3%
Industrials	14.7%
Consumer staples	14.5%
Consumer discretionary	14.3%
Health care	14.3%
Information technology	8.7%
Materials	5.7%
Energy	4.4%
Telecommunication services	2.5%
Short-term investments and other	0.6%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$1,533,249	—	$1,533,249	—
Belgium	486,826	—	486,826	—
Canada	3,269,232	$3,269,232	—	—
China	645,785	645,785	—	—
France	1,241,517	—	1,241,517	—
Germany	1,934,503	—	1,934,503	—
Hong Kong	566,173	—	566,173	—
India	696,322	358,621	337,701	—
Indonesia	234,717	—	234,717	—
Ireland	498,530	—	498,530	—
Israel	606,488	606,488	—	—
Italy	296,865	—	296,865	—
Japan	5,031,964	—	5,031,964	—
Macau	317,709	—	317,709	—
Mexico	471,393	471,393	—	—
Netherlands	582,923	582,923	—	—
Philippines	791,153	—	791,153	—
Singapore	577,013	577,013	—	—
South Africa	281,888	—	281,888	—
Sweden	956,156	—	956,156	—
Switzerland	3,904,886	—	3,904,886	—
United Kingdom	4,040,989	—	4,040,989	—
Preferred securities	450,304	—	450,304	—
Exchange-traded funds	2,310,192	2,310,192	—	—
Rights	8,308	8,308	—	—

5

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Securities lending collateral	532,299	532,299	—	—
Short-term investments	165,742	165,742	—	—
Total Investments in Securities	$32,433,126	$9,527,996	$22,905,130	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	420Q1	10/14
This report is for the information of the shareholders of John Hancock International Growth Equity Fund.		12/14

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: December 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: December 12, 2014

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: December 12, 2014